UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 28, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of February 28, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium-and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2022 to February 28, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$976.30	0.80%	$3.92
Class C	1,000.00	972.60	1.55%	7.58
Institutional Class	1,000.00	977.80	0.55%	2.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free USA Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$989.20	0.75%	$3.70
Class C	1,000.00	985.40	1.50%	7.38
Institutional Class	1,000.00	990.60	0.50%	2.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class C	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,022.32	0.50%	2.51

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$971.00	0.85%	$4.15
Class C	1,000.00	967.60	1.60%	7.81
Institutional Class	1,000.00	972.70	0.60%	2.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.03%
Corporate Revenue Bonds	7.14%
Education Revenue Bonds	9.78%
Electric Revenue Bonds	2.62%
Healthcare Revenue Bonds	15.33%
Housing Revenue Bond	0.09%
Industrial Development Revenue/Pollution Control Revenue Bonds	9.49%
Lease Revenue Bonds	7.62%
Local General Obligation Bonds	3.06%
Pre-Refunded/Escrowed to Maturity Bonds	0.80%
Resource Recovery Revenue Bond	0.17%
Special Tax Revenue Bonds	21.01%
State General Obligation Bonds	7.82%
Transportation Revenue Bonds	12.78%
Water & Sewer Revenue Bonds	1.32%
Short-Term Investments	0.35%
Total Value of Securities	99.38%
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.45%
Arizona	4.43%
California	13.31%
Colorado	3.80%
Connecticut	0.29%
District of Columbia	0.48%
Florida	4.94%
Georgia	2.22%
Guam	0.73%
Idaho	0.05%
Illinois	9.89%
Indiana	0.19%
Iowa	1.00%
Kansas	0.32%
Kentucky	0.96%

State / territory	Percentage of net assets
Louisiana	0.19%
Maine	0.50%
Maryland	1.01%
Massachusetts	1.09%
Michigan	0.18%
Minnesota	0.32%
Missouri	0.98%
Nebraska	0.30%
New Hampshire	0.07%
New Jersey	1.16%
New York	7.66%
North Carolina	0.89%
Ohio	2.26%
Oregon	0.74%
Pennsylvania	3.52%
Puerto Rico	20.04%
Texas	6.37%
US Virgin Islands	0.86%
Utah	0.86%
Virginia	2.35%
Washington	2.08%
Wisconsin	1.89%
Total Value of Securities	99.38%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.64%
Corporate Revenue Bonds	3.25%
Education Revenue Bonds	6.22%
Electric Revenue Bonds	5.60%
Healthcare Revenue Bonds	7.89%
Housing Revenue Bond	0.45%
Industrial Development Revenue/Pollution Control Revenue Bonds	12.00%
Lease Revenue Bonds	7.85%
Local General Obligation Bonds	3.68%
Pre-Refunded/Escrowed to Maturity Bonds	4.29%
Special Tax Revenue Bonds	15.58%
State General Obligation Bonds	11.31%
Transportation Revenue Bonds	17.21%
Water & Sewer Revenue Bonds	2.31%
Short-Term Investments	1.28%
Total Value of Securities	98.92%
Receivables and Other Assets Net of Liabilities	1.08%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.35%
Arizona	5.62%
California	10.54%
Colorado	3.56%
Connecticut	0.63%
Delaware	0.21%
District of Columbia	0.23%
Florida	5.57%
Georgia	1.98%
Guam	0.79%
Hawaii	0.19%
Idaho	0.58%
Illinois	8.30%
Iowa	0.51%
Kansas	0.09%
Kentucky	0.46%

State / territory	Percentage of net assets
Louisiana	1.24%
Maine	0.21%
Maryland	0.64%
Massachusetts	1.32%
Michigan	0.64%
Minnesota	0.41%
Missouri	1.00%
Montana	0.11%
Nebraska	0.14%
New Hampshire	0.19%
New Jersey	5.83%
New York	17.53%
North Carolina	0.69%
Ohio	1.65%
Oklahoma	0.73%
Oregon	1.18%
Pennsylvania	3.20%
Puerto Rico	10.39%
South Carolina	0.82%
Tennessee	0.85%
Texas	3.05%
US Virgin Islands	0.16%
Utah	2.64%
Virginia	2.68%
Washington	0.37%
Wisconsin	0.64%
Total Value of Securities	98.92%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.72%
Corporate Revenue Bonds	5.96%
Education Revenue Bonds	16.19%
Electric Revenue Bonds	3.86%
Healthcare Revenue Bonds	14.99%
Housing Revenue Bonds	0.19%
Industrial Development Revenue/Pollution Control Revenue Bonds	16.29%
Lease Revenue Bonds	3.87%
Local General Obligation Bonds	2.84%
Pre-Refunded/Escrowed to Maturity Bonds	2.03%
Resource Recovery Revenue Bonds	0.53%
Special Tax Revenue Bonds	15.63%
State General Obligation Bonds	5.89%
Transportation Revenue Bonds	5.65%
Water & Sewer Revenue Bonds	2.80%
Short-Term Investments	2.51%
Total Value of Securities	99.23%
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%

*	As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.09%
Arizona	4.97%
Arkansas	0.16%
California	11.08%
Colorado	1.82%
Delaware	0.06%
District of Columbia	1.33%
Florida	4.50%
Georgia	1.09%
Guam	0.73%
Hawaii	0.10%
Idaho	0.72%
Illinois	6.41%
Indiana	0.53%
Iowa	0.68%

State / territory	Percentage of net assets
Kansas	0.38%
Kentucky	0.42%
Louisiana	1.30%
Maine	0.35%
Maryland	0.38%
Massachusetts	1.90%
Michigan	0.67%
Minnesota	0.60%
Mississippi	0.22%
Missouri	1.31%
Montana	0.08%
Nevada	0.66%
New Hampshire	0.21%
New Jersey	2.54%
New York	10.37%
North Carolina	1.78%
Ohio	4.66%
Oklahoma	0.10%
Oregon	0.26%
Pennsylvania	2.62%
Puerto Rico	14.70%
South Carolina	0.44%
Tennessee	0.37%
Texas	7.50%
US Virgin Islands	0.13%
Utah	0.50%
Virginia	4.32%
Washington	1.59%
West Virginia	0.13%
Wisconsin	2.47%
Total Value of Securities	99.23%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 99.03%
Corporate Revenue Bonds — 7.14%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	$4,160,000
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) ●	5,000,000	5,171,950
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	5,660,000	3,604,231
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	7,075,000	6,406,695
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	2,555,000	2,348,735
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel 1st Tier)
Series A 4.00% 1/1/54	18,715,000	14,850,352
Iowa Finance Authority
(Iowa Fertilizer Company Project)
5.00% 12/1/50	5,585,000	5,461,516
Public Finance Authority, Wisconsin
(Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/62	5,145,000	4,900,613
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	5,250,000	4,554,795
		51,458,887
Education Revenue Bonds — 9.78%
Arizona Industrial Development Authority Revenue
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	803,327
Series A 2.375% 7/1/52	1,295,000	756,358
(Leman Academy Of Excellence Projects)
Series A 4.50% 7/1/54	2,240,000	1,955,431

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/62 #	1,250,000	$1,258,700
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,020,330
5.25% 7/1/57	4,000,000	4,053,040
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	5,000,000	4,792,600
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	3,000,000	3,490,800
Series V-1 5.00% 5/1/49	2,600,000	3,009,214
Series V-2 2.25% 4/1/51	2,330,000	1,454,246
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project)
6.00% 6/15/62	1,325,000	1,380,080
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/49	610,000	492,776
Florida Development Finance Surface Transportation Facilities Revenue
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,535,000	1,169,992
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	425,000	388,335
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	2,505,000	2,349,039
Massachusetts Development Finance Agency Revenue
Series A 5.00% 7/15/40	5,000,000	5,788,550
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph’s University Project)
5.50% 11/1/60	4,745,000	5,079,096

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority Project Revenue Bonds
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	$2,976,215
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,313,120
Town of Davie, Florida
(Nova Southeastern University Project)
5.00% 4/1/38	2,290,000	2,380,318
University of Texas System Board of Regents
Series B 5.00% 8/15/49	18,670,000	21,494,024
		70,405,591
Electric Revenue Bonds — 2.62%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/43	3,650,000	3,772,311
New York Power Authority
Series A 4.00% 11/15/55	3,885,000	3,630,222
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,556,337
Series A 5.05% 7/1/42 ‡	100,000	69,750
Series A 6.75% 7/1/36 ‡	1,725,000	1,242,000
Series AAA 5.25% 7/1/25 ‡	60,000	41,775
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,398,488
Series TT 5.00% 7/1/32 ‡	2,705,000	1,886,737
Series WW 5.25% 7/1/33 ‡	2,485,000	1,745,713
Series XX 4.75% 7/1/26 ‡	205,000	141,963
Series XX 5.25% 7/1/40 ‡	3,165,000	2,223,412
Series ZZ 4.75% 7/1/27 ‡	160,000	110,800
Series ZZ 5.25% 7/1/24 ‡	80,000	55,700
		18,875,208
Healthcare Revenue Bonds — 15.33%
Alachua County, Florida Health Facilities Authority
(Oak Hammock at the University of Florida, Inc. Project)
4.00% 10/1/46	1,750,000	1,334,900
Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,054,733
Series D 7.25% 1/1/52	1,980,000	1,230,411

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
Series D-2 144A 7.75% 1/1/54 #	225,000	$125,568
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	300,000	161,040
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	3,560,000	3,196,382
California Health Facilities Financing Authority Revenue
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	3,148,227
Series A 4.00% 4/1/49	5,000,000	4,420,850
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	21,665,000	24,571,793
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/47	2,025,000	2,074,207
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/46	4,310,000	4,007,265
(American Baptist)
8.00% 8/1/43	1,660,000	1,677,198
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	700,000	667,079
Series A-2 4.00% 8/1/49	4,910,000	4,258,001
Series A-2 5.00% 8/1/44	2,290,000	2,332,548
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	1,430,000	1,438,895
Cuyahoga County, Ohio
(The Metrohealth System)
5.25% 2/15/47	1,710,000	1,735,667
5.50% 2/15/57	1,290,000	1,316,600
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	1,905,000	1,610,373
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health)
4.00% 6/1/53	5,000,000	4,505,650

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Henrico County, Virginia Economic Development Authority
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/52	1,130,000	$1,168,725
Hillsborough County, Florida Industrial Development Authority Hospital Revenue Bonds
(Tampa General Hospital Project)
Series A 3.50% 8/1/55	5,000,000	3,777,950
Illinois Finance Authority Revenue
(Northshore - Edward-Elmhurst Health Credit Group)
Series A 5.00% 8/15/51	6,775,000	7,107,381
(Shedd Aquarium Society Project)
5.00% 6/1/44	1,500,000	1,587,600
5.00% 6/1/47	1,125,000	1,183,658
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	1,905,000	1,333,309
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise, Inc. Project)
144A 6.00% 1/1/48 #	915,000	640,729
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/46	1,530,000	1,539,624
Michigan Finance Authority Hospital Revenue
(Henry Ford Health System)
Series A 4.00% 11/15/50	1,500,000	1,328,640
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/56	4,950,000	4,318,875
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	1,895,000	1,572,983
New Hampshire Business Finance Authority
(Springpoint Senior Living Project)
4.00% 1/1/51	670,000	517,347

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	95,000	$63,413
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	1,725,000	1,334,149
New York State Dormitory Authority
(Northwell Health Obligated Group)
Series A 5.00% 5/1/52	3,000,000	3,081,030
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health System Obligated Group)
Series B 4.00% 1/1/42	2,000,000	1,933,300
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,035,000	1,627,450
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	3,300,000	3,123,351
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/47	865,000	651,838
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	3,055,000	2,513,746
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	840,000	851,684
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	1,395,000	1,058,638
Union County, Oregon Hospital Facility Authority
(Grande Ronde Hospital Project)
5.00% 7/1/52	1,125,000	1,110,589
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,077,400
		110,370,796

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond — 0.09%
CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio)
144A 3.00% 12/1/56 #	1,000,000	$679,310
		679,310
Industrial Development Revenue/Pollution Control Revenue Bonds — 9.49%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	9,250,000	6,687,195
Series A-2 4.00% 6/1/48	5,310,000	4,649,542
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,050,000	2,153,176
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.456% 6/1/60 #, ^	65,340,000	3,581,285
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.93% 6/1/57 #, ^	122,985,000	7,015,064
Series F 144A 1.347% 6/1/57 #, ^	80,485,000	3,857,646
Kentucky Public Energy Authority
Series A-1 4.00% 8/1/52 ●	5,000,000	4,894,900
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,440,000	3,630,542
(Gas Project Revenue Bonds)
Series A 5.00% 9/1/46	2,265,000	2,251,410
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,280,000	1,411,225
Series B 6.50% 11/1/39	4,015,000	4,789,614
Series C 6.50% 11/1/39	1,905,000	2,272,532
New York Transportation Development Corporation Special Facilities Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	2,290,000	2,355,563
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,655,898
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	5,725,000	5,847,229

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Suffolk Tobacco Asset Securitization
Series A-2 4.00% 6/1/50	2,000,000	$1,744,340
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.585% 6/1/46 ^	13,510,000	2,156,871
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.382% 6/1/46 ^	2,255,000	282,349
Tobacco Settlement Authority Tobacco Settlement Asset-Backed Bonds
Series A-2 4.00% 6/1/49	1,950,000	1,702,662
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	1,360,000	1,394,245
		68,333,288
Lease Revenue Bonds — 7.62%
Fayette County, Kentucky School District Finance
5.00% 6/1/47 (BAM)	1,900,000	2,012,746
Kansas City, Kansas Industrial Development Authority
(Kansas City International Airport Terminal Modernization Project)
Series B 5.00% 3/1/49 (AGM) (AMT)	2,450,000	2,494,198
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50 (BAM)	6,500,000	5,510,115
Series A 4.00% 6/15/52	14,490,000	11,622,574
Series B 3.433% 12/15/54 (BAM) ^	38,520,000	7,725,571
Series B 5.03% 12/15/54 ^	10,000,000	1,723,400
New Jersey Transportation Trust Fund Authority
(Transportation System)
Series A 5.499% 12/15/39 ^	12,810,000	5,736,446
New York Liberty Development
(Green Bond)
Series A 3.00% 11/15/51 (BAM)	7,535,000	5,334,780
Virginia College Building Authority
(21st Century College and Equipment Programs)
Series A 5.00% 2/1/40	5,000,000	5,555,600
Virginia Commonwealth Transportation Board
(Transportation Capital Project)
4.00% 5/15/36	3,000,000	3,105,180

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Commonwealth Transportation Board
(U.S. Route 58 Corridor Development Program)
4.00% 5/15/47	4,180,000	$4,030,440
		54,851,050
Local General Obligation Bonds — 3.06%
Chicago, Illinois
Series A 5.25% 1/1/29	1,545,000	1,557,422
(Chicago Works)
5.50% 1/1/39	1,035,000	1,099,584
Chicago, Illinois Board of Education
5.00% 4/1/46	905,000	879,434
Dallas Independent School District, Texas
2.75% 2/15/52 (PSF)	2,585,000	1,789,156
4.00% 2/15/53 (PSF)	2,000,000	1,874,200
Galveston Independent School District, Texas
4.00% 2/1/47 (PSF)	2,500,000	2,367,975
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	2,001,793
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	2,631,027
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	6,110,000	6,413,239
New York City, New York
Subseries A-1 5.00% 8/1/47	1,330,000	1,419,536
		22,033,366
Pre-Refunded/Escrowed to Maturity Bonds — 0.80%
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	1,530,000	1,581,699
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,163,934
		5,745,633
Resource Recovery Revenue Bond — 0.17%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	1,490,000	1,244,970
		1,244,970

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 21.01%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	$707,260
2.55% 7/1/46	2,885,000	1,979,571
City & County of San Francisco, California Special Tax District No 2020-1
Series B 144A 5.25% 9/1/49 #	3,450,000	2,456,193
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation
(H. Lee Moffitt Cancer Center Project)
Series A 0.363% 9/1/53 ^	25,000,000	5,241,500
Commonwealth of Puerto Rico
3.018% 11/1/43 ●	49,652,030	21,412,438
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	29,403,799	24,699,191
Illinois State
First Series 6.00% 6/15/26 (NATL)	760,000	812,805
(Junior Obligation)
Series A 4.00% 6/15/31 (BAM)	3,000,000	3,093,210
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/39	6,265,000	6,169,584
Miami-Dade County, Florida Special Obligation
3.505% 10/1/37 (BAM) ^	2,585,000	1,425,240
New York City, New York Transitional Finance Authority Future Tax Secured Subordinate
Series B-1 3.00% 11/1/47	4,000,000	3,066,360
New York Convention Center Development Corporate Senior Lien
(Hotel Unit Fee Secured)
Series B 6.203% 11/15/55 (BAM) ^	2,585,000	502,938
Series B 6.545% 11/15/55 ^	5,000	884
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	3,450,000	3,241,551
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,645,000	1,420,326
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,116,000	1,042,199
Series A-1 4.75% 7/1/53	15,410,000	13,813,216

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.00% 7/1/58	15,812,000	$14,670,373
Series A-1 5.541% 7/1/46 ^	148,010,000	37,932,003
Series A-2 4.329% 7/1/40	5,864,000	5,328,617
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	2,530,000	2,321,452
		151,336,911
State General Obligation Bonds — 7.82%
California State
(Forward Delivery)
4.00% 9/1/29	1,905,000	2,050,218
(Various Purpose)
5.00% 11/1/42	3,000,000	3,358,560
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	2,625,185	2,168,560
Series A-1 4.00% 7/1/46	10,700,000	8,520,410
Connecticut State
Series E 5.00% 9/15/35	1,905,000	2,067,554
Illinois State
5.00% 11/1/36	1,170,000	1,195,319
5.50% 5/1/39	3,725,000	3,959,973
Series A 4.00% 3/1/41	1,110,000	1,007,836
Series A 5.50% 3/1/47	6,500,000	6,823,180
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	10,775,000	9,922,374
Maryland State
Series A 5.00% 3/15/26	3,000,000	3,185,010
Series A 5.00% 3/15/28	2,290,000	2,537,045
Washington State
Series A 5.00% 8/1/42	2,500,000	2,746,075
Series R 4.00% 7/1/29	6,300,000	6,749,127
		56,291,241
Transportation Revenue Bonds — 12.78%
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,000,000	1,007,110

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,095,000	$1,145,425
Series D 5.25% 1/1/42	1,530,000	1,588,997
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/55	865,000	746,426
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	2,045,000	1,924,243
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,426,879
Foothill-Eastern, California Transportation Corridor Agency Revenue
(Junior Lien)
Series C 4.00% 1/15/43	1,725,000	1,594,521
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	907,210
Georgia Ports Authority Revenue
4.00% 7/1/52	1,200,000	1,124,280
Harris County, Texas Toll Road Authority Senior Lien
Series A 5.00% 8/15/27	2,000,000	2,185,840
Harris County, Texas Toll Road First Lien Revenue and Refunding
4.00% 8/15/50	3,175,000	2,941,637
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	3,918,999
Los Angeles, California Department of Airports Revenue
Subseries F 4.00% 5/15/49 (AMT)	2,500,000	2,297,225
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,089,660
Metropolitan Transportation Authority Revenue, New York
Series A-1 5.00% 11/15/47	1,000,000	1,009,760
Subordinate Series C-1 5.25% 11/15/55	70,000	71,709
(Climate Bond Certified)
Series D 5.00% 11/15/33	1,140,000	1,181,143
(Green Bonds)
Subseries A-2 4.00% 11/15/41	1,370,000	1,237,028

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	3,270,000	$2,932,928
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	12,800,000	11,643,392
North Texas Tollway Authority Revenue
(2nd Tier)
Series A 5.00% 1/1/34	3,825,000	3,956,427
Series A 4.00% 1/1/44	5,750,000	5,433,865
Philadelphia, Pennsylvania Airport Revenue
(Private Activity)
5.00% 7/1/51 (AMT)	3,000,000	3,059,010
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,370,000	1,395,825
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	1,500,000	1,323,330
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	3,600,000	3,339,000
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	3,055,000	3,163,086
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,059,010
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,299,370
San Francisco City & County, California Airports Commission
(San Francisco International Airport)
Series A 5.00% 5/1/49 (AMT)	3,825,000	3,895,456
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program)
5.25% 6/1/52	5,000,000	5,513,750
State of Oregon Department of Transportation Highway User Tax Revenue Senior Lien
Series A 5.25% 11/15/47	3,250,000	3,616,015

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Virginia Small Business Financing Authority Tax-Exempt Senior Lien Private Activity Revenue Bonds
(Transform 66 P3 Project)
5.00% 12/31/52 (AMT)	1,000,000	$996,850
		92,025,406
Water & Sewer Revenue Bonds — 1.32%
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	1,530,000	1,535,799
New York City Municipal Water Finance Authority Water And Sewer System
Series CC 4.00% 6/15/42	3,000,000	2,937,030
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds)
Series A 5.25% 10/1/57	4,500,000	5,047,065
		9,519,894
Total Municipal Bonds (cost $760,406,012)		713,171,551

Short-Term Investments — 0.35%
Variable Rate Demand Notes — 0.35%¤
Department of Water and Power of the City of Los Angeles, California Power System Variable Rate Demand Revenue
Subseries Series B-3 1.55% 7/1/34
(SPA - Barclays Bank)	1,500,000	1,500,000
New York City, New York
Fiscal 2014 Subordinate
Series D-4 2.45% 8/1/40
(LOC - TD Bank, N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $2,500,000)		2,500,000
Total Value of Securities—99.38%
(cost $762,906,012)		$715,671,551

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $55,718,458, which represents 7.74% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.

Schedules of investments

Delaware Tax-Free USA Fund

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 97.64%
Corporate Revenue Bonds — 3.25%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	$3,588,000
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	62,500
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) ●	5,000,000	5,171,950
Florida Development Finance Surface Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	4,921,610
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	1,710,000	1,571,952
George L Smith II Congress Center Authority
Series A 4.00% 1/1/54	2,210,000	1,753,635
Series B 144A 5.00% 1/1/36 #	1,000,000	906,800
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50	4,135,000	4,043,575
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	1,275,000	1,087,218
Maine Finance Authority Revenue
(Go Lab Madison Project, Green Bonds)
144A 8.00% 12/1/51 (AMT) #	3,490,000	2,222,397
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	1,000,000	1,038,580
Public Finance Authority, Wisconsin
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	193,924
Series A 5.00% 2/1/62	2,720,000	2,590,800

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	$1,153,470
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation project)
Subseries A-2 2.10% 6/1/37 ●	2,250,000	2,186,865
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	2,945,000	2,555,023
		35,048,299
Education Revenue Bonds — 6.22%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,420,000	1,460,655
(Empower College Prep Project)
144A 6.00% 7/1/49 #	875,000	855,662
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/61	2,000,000	1,594,460
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	875,000	853,773
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project)
5.125% 3/15/36	2,000,000	2,058,060
Build NYC, New York Resource
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	380,205
144A 5.75% 6/1/42 #	750,000	770,017
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	547,072
5.00% 7/1/32	560,000	604,509
5.00% 7/1/33	585,000	628,600
5.00% 7/1/34	415,000	442,954
5.00% 7/1/36	415,000	434,758
5.00% 7/1/37	550,000	572,435
5.00% 7/1/42	1,000,000	1,018,680

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Community College Financing Authority
(Napa Valley College Project)
Series A 144A 4.25% 7/1/32 #	1,480,000	$1,399,000
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,818,000
Series V-1 5.00% 5/1/49	1,075,000	1,244,194
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	967,030
California School Finance Authority
(Hawking Steam Charter School Project)
Series A 144A 5.00% 7/1/42 #	1,000,000	960,400
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	100,000	100,217
California State University
(Systemwide)
Series A 5.00% 11/1/31	2,000,000	2,195,660
California Statewide Communities Development Authority Revenue
(California Baptist University)
Series A 144A 6.125% 11/1/33 #	2,215,000	2,242,178
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	302,103
Series A 5.00% 8/1/55	800,000	777,600
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	1,888,780
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,134,584
4.00% 7/1/44	1,120,000	941,461
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	416,646
Series A 5.00% 6/15/29	400,000	407,144
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology)
5.00% 6/15/44	3,100,000	3,336,499
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,400,000	1,193,094

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Anser of Idaho Project)
Series A 4.00% 5/1/28	230,000	$233,682
Series A 4.00% 5/1/30	250,000	255,263
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	710,000	515,787
(Sage International School of Boise Project)
Series A 4.00% 5/1/35	450,000	451,247
Series A 4.00% 5/1/40	1,330,000	1,267,024
Series A 4.00% 5/1/55	1,540,000	1,369,306
Illinois Finance Authority
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	409,348
Series A 5.00% 2/15/28	260,000	267,935
Series A 5.00% 2/15/30	390,000	401,103
Series A 5.00% 2/15/32	265,000	271,252
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	235,860
Series A 144A 5.00% 7/1/50 #	175,000	157,896
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	442,069
Series A 4.00% 7/1/40	500,000	472,105
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	534,731
Series A 5.00% 4/1/31	1,090,000	1,120,967
New York State Dormitory Authority Revenue
(New York University)
Series A 5.75% 7/1/27 (NATL)	7,530,000	7,944,752
Newark, Texas Higher Education Finance
(Village Tech Schools)
Series A 5.125% 8/15/47	1,250,000	1,094,688
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/49 #	1,000,000	875,630

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	$360,696
Series A 5.00% 7/1/32	235,000	241,507
Public Finance Authority
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,222,000
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/39 #	1,345,000	1,366,776
University of Minnesota
Series A 5.00% 4/1/34	1,855,000	1,939,402
Westchester County, New York Local Development
(Pace University)
Series A 5.00% 5/1/34	4,150,000	4,184,569
		67,182,025
Electric Revenue Bonds — 5.60%
American Municipal Power
(AMP Fremont Energy Center Project)
Series A 4.00% 2/15/37	1,330,000	1,319,107
California Community Choice Financing Authority
(Clean Energy Project)
Series C 5.25% 1/1/54 ●	3,325,000	3,462,123
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,417,640
Series A 5.00% 10/1/33	2,915,000	3,184,288
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	915,000	954,793
Long Island, New York Power Authority
5.00% 9/1/33	250,000	272,283
Missouri Joint Municipal Electric Utility Commission
(Green Bonds - Climate Bond Certified)
5.25% 12/1/38	350,000	384,097
5.25% 12/1/39	500,000	545,210
5.25% 12/1/40	500,000	542,215
5.25% 12/1/41	650,000	702,072
5.25% 12/1/42	1,000,000	1,078,320

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project)
Series A 5.00% 1/1/39	6,250,000	$6,451,937
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,060,200
Series TT 5.00% 7/1/32 ‡	1,555,000	1,084,613
Series WW 5.25% 7/1/33 ‡	1,015,000	713,038
Series WW 5.50% 7/1/17 ‡	2,200,000	1,512,500
Series WW 5.50% 7/1/19 ‡	1,710,000	1,175,625
Series WW 5.50% 7/1/38 ‡	1,925,000	1,361,937
Series XX 5.25% 7/1/40 ‡	4,630,000	3,252,575
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,036,937
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,138,640
Series A 5.00% 1/1/38	5,000,000	5,270,900
South Carolina Public Service Authority
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,308,790
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,779,181
Utility Debt Securitization Authority Restructuring Bonds
5.00% 12/15/36	10,000,000	10,405,200
		60,414,221
Healthcare Revenue Bonds — 7.89%
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.25% 1/1/37	915,000	638,030
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/30	5,000,000	5,154,150
California Health Facilities Financing Authority
(Children’s Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	3,400,800
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,600,000	5,217,182
(Sutter Health)
Series A 5.00% 11/15/38	760,000	802,894
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/46	7,000,000	6,508,320
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	952,970

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-2 5.00% 8/1/37	1,105,000	$1,148,846
Cuyahoga County, Ohio
(The Metrohealth System)
5.00% 2/15/37	1,000,000	1,019,870
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Obligated Group)
Series A 4.00% 8/15/45	655,000	591,151
Series A 4.00% 8/15/50	1,950,000	1,703,500
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project)
Series A 3.00% 2/15/51	515,000	371,676
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	627,069
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/41	500,000	456,395
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	590,841
4.00% 5/15/30	1,385,000	1,269,685
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	875,000	705,574
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center)
Series CC 5.00% 11/15/49	3,540,000	3,727,231
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	684,411
Series A 5.00% 10/1/47	525,000	546,163
Series A 5.00% 10/1/52	1,750,000	1,809,972
Illinois Finance Authority
(NorthShore - Edward-Elmhurst Health Credit Group)
Series A 5.00% 8/15/51	5,490,000	5,759,339
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	875,000	572,329

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project)
5.00% 8/1/33	500,000	$446,650
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	610,829
Series A 5.25% 5/15/37	700,000	626,157
Lancaster County, Pennsylvania Hospital Authority
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,578,376
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group)
Series A 5.00% 1/1/32	3,000,000	3,217,350
(Christian Care Surprise, Inc. Project)
144A 5.75% 1/1/36 #	1,540,000	1,191,698
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/36	2,000,000	2,052,240
Michigan Finance Authority
4.00% 12/1/40	2,185,000	2,061,154
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	711,840
Series D 4.00% 12/1/38	1,200,000	1,085,364
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
5.625% 7/1/30	2,440,000	2,261,734
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,000,000	914,730
New Hampshire Business Finance Authority
(Springpoint Senior Living Project)
4.00% 1/1/51	1,330,000	1,026,973
New Hope, Texas Cultural Education Facilities Finance
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	1,615,000	1,187,687

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	$1,007,080
144A 5.00% 12/1/32 #	1,800,000	1,809,558
144A 5.00% 12/1/33 #	1,000,000	1,003,400
Ohio State
(Cleveland Clinic Health System Obligated Group)
Series A 4.00% 1/1/39	1,500,000	1,504,920
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	903,150
Series B 5.25% 8/15/48	2,000,000	1,749,680
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	381,250
Series A 144A 6.75% 12/1/53 #, ‡	875,000	333,594
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/30	2,880,000	2,742,797
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/40	1,450,000	1,177,762
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	4,534,781
Series B-1 4.25% 11/15/26	3,000,000	2,786,340
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project)
Series A 144A 6.00% 10/1/37 #	1,200,000	1,015,572
		85,181,064
Housing Revenue Bond — 0.45%
North Carolina Housing Finance Agency Home Ownership Revenue
4.875% 7/1/42	4,775,000	4,881,673
		4,881,673
Industrial Development Revenue/Pollution Control Revenue Bonds — 12.00%
Black Belt Energy Gas District, Alabama
Series A 4.00% 6/1/51 ●	1,000,000	991,870

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	7,060,000	$5,103,956
Series A-2 4.00% 6/1/48	1,700,000	1,488,554
Series B-2 5.00% 6/1/55	4,000,000	3,637,720
California Community Choice Financing Authority
(Clean Energy Project)
5.00% 12/1/53 ●	3,500,000	3,673,250
Series B-1 4.00% 2/1/52 ●	4,910,000	4,884,173
California Pollution Control Financing Authority Revenue
(LP Desalination Project)
144A 5.00% 7/1/37 (AMT) #	3,700,000	3,709,435
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,307,500
Series A 5.00% 9/1/42	250,000	249,415
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	2,700,000	2,683,179
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/27	2,000,000	2,129,020
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 0.459% 6/1/60 #, ^	38,675,000	2,119,777
Houston, Texas Airport System Revenue
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	3,370,000	3,321,506
Inland, California Empire Tobacco Securitization
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	3,570,704
(Capital Appreciation-Asset-Backed)
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	3,551,134
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/38	300,000	286,755
Series A-2 4.00% 6/1/39	600,000	568,302
Series A-2 4.00% 6/1/40	300,000	281,301

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Kentucky Public Energy Authority
(Gas Supply Revenue)
Series C-1 4.00% 12/1/49 ●	5,000,000	$5,003,800
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,118,642
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	1,702,540
M-S-R Energy Authority
Series B 6.50% 11/1/39	580,000	691,899
Series B 7.00% 11/1/34	2,905,000	3,605,948
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project)
Series B 5.625% 11/15/30 (AMT)	1,890,000	1,902,625
New Jersey Tobacco Settlement Financing Subordinate
Series B 5.00% 6/1/46	1,965,000	1,945,389
New York Counties Tobacco Trust V
Series 4B 144A 0.587% 6/1/60 #, ^	20,000,000	713,000
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	3,540,000	3,975,172
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	6,230,000	5,561,023
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	4,210,000	4,330,532
5.00% 1/1/36 (AMT)	3,000,000	3,049,170
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,575,910
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	8,000,000	8,170,800
5.25% 12/1/24	3,050,000	3,086,417
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(Jasper Pellets, LLC Project - Green Bonds)
Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	1,187,500

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Southeast Energy Authority, A Cooperative District
(Project No.3)
Series A-1 5.50% 1/1/53 ●	5,500,000	$5,897,815
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	2,000,000	1,850,320
Tennergy Gas Supply Revenue
Series A 4.00% 12/1/51 ●	4,100,000	4,081,796
Tennessee Energy Acquisition Commodity Project Revenue
Series A 5.00% 5/1/52 ●	1,300,000	1,361,906
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien)
Series C 1.99% 6/1/46 ^	9,655,000	1,541,421
(Capital Appreciation-3rd Subordinate Lien)
Series D 2.609% 6/1/46 ^	1,630,000	204,092
TSASC, New York
Series A 5.00% 6/1/30	475,000	497,943
Series A 5.00% 6/1/31	475,000	497,491
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series B 5.20% 6/1/46	1,250,000	1,220,238
Series C 10.791% 6/1/47 ^	53,800,000	13,286,986
Series D 2.466% 6/1/47 ^	8,185,000	1,956,542
		129,574,468
Lease Revenue Bonds — 7.85%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.125% 11/1/23	110,000	110,252
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project)
Series B 5.00% 3/1/49 (AGM) (AMT)	6,880,000	7,004,115
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,161,080
Series A 4.00% 12/15/42	2,220,000	1,912,819
Series A 4.00% 12/15/42 (BAM)	2,520,000	2,248,747
Series A 4.00% 12/15/47	11,560,000	9,544,976

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50 (BAM)	1,000,000	$847,710
Series A 4.00% 6/15/52	1,970,000	1,580,157
Series A 4.00% 6/15/52 (BAM)	1,415,000	1,188,529
New Jersey Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	974,850
Series A 4.00% 11/1/39	3,835,000	3,706,144
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	544,590
Series A 5.00% 11/1/31	1,000,000	1,123,140
New Jersey Transportation Trust Fund Authority
Series A 5.00% 6/15/29	1,500,000	1,578,960
Series A 5.247% 12/15/38 (BAM) ^	9,380,000	4,645,820
Series CC 5.25% 6/15/39	2,000,000	2,166,340
Series CC 5.25% 6/15/41	4,500,000	4,835,565
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,828,607
Series A 5.00% 12/15/25	5,000,000	5,195,850
Series A 5.499% 12/15/39 ^	15,910,000	7,124,657
Series BB 4.00% 6/15/46	5,000,000	4,557,050
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	2,500,000	2,579,350
New York Liberty Development Revenue
(4 World Trade Center Project)
Series A 3.00% 11/15/51 (BAM)	1,000,000	708,000
(Port Authority Consolidated Bonds)
Series 1WTC 2.75% 2/15/44	10,000,000	7,094,900
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs)
Series A 5.00% 2/1/29	4,000,000	4,500,880
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	5,037,450
		84,800,538
Local General Obligation Bonds — 3.68%
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	645,146

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	$2,074,010
Series C 5.00% 1/1/26	1,280,000	1,305,254
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	836,212
5.00% 4/1/36	320,000	323,085
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,202,876
Series D 5.00% 12/1/31	2,160,000	2,220,307
Howard Country, Maryland Consolidated Public Improvement Project
Series A 4.00% 8/15/35	2,065,000	2,146,216
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	850,000	952,459
Los Angeles, California Unified School District
(Sustainability Bonds)
Series QRR 5.00% 7/1/23	3,000,000	3,019,950
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,481,064
144A 4.25% 6/1/41 #	2,210,000	1,755,403
New York City, New York
Series A 4.00% 8/1/38	5,000,000	4,953,450
Series A 5.00% 8/1/47	3,500,000	3,735,620
Series C 5.00% 8/1/30	2,355,000	2,694,685
Series E 5.00% 8/1/23	3,685,000	3,713,338
Subseries B-1 5.00% 12/1/33	5,365,000	5,679,121
		39,738,196
Pre-Refunded/Escrowed to Maturity Bonds — 4.29%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,205,050
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	15,492
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,772,460
Denton Independent School District, Texas
(School Building)
Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,156,280

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	$894,530
5.00% 7/1/46-24 §	1,425,000	1,456,806
Fort Worth, Texas Independent School District
(School Building)
5.00% 2/15/27-24 (PSF) §	2,000,000	2,030,880
Golden State, California Tobacco Securitization Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	907,528
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35-25 §	3,000,000	3,129,780
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,313,186
New York State Dormitory Authority Revenue
(Touro College & University System)
Series A 5.25% 1/1/34-24 §	1,335,000	1,371,739
Orange County, Florida Health Facilities Authority
(Presbyterian Retirement Communities Project)
5.00% 8/1/36-23 §	2,125,000	2,198,504
Orlando & Orange County, Florida Expressway Authority Revenue
Series A 5.00% 7/1/28-23 §	2,300,000	2,313,777
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,611,573
Southwestern Illinois Development Authority
(Memorial Group)
7.125% 11/1/30-23 §	2,190,000	2,241,553
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29-24 §	3,000,000	3,058,950
University of Texas Permanent University Fund
Series B 5.00% 7/1/27-24 §	3,715,000	3,803,305
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45-25 #, §	800,000	856,336
		46,337,729

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 15.58%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
5.00% 5/1/35	850,000	$878,059
5.00% 5/1/36	850,000	868,402
(City Center Refunding Project)
144A 5.00% 5/1/42 #	3,150,000	3,059,753
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program)
Series A 5.00% 1/15/40	5,000,000	5,097,600
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	200,000	200,680
5.00% 5/1/34	830,000	830,357
Commonwealth of Puerto Rico
(Restructured)
Series C 3.171% 11/1/43 ●	28,078,870	12,109,013
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	3,757,894
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,423,625
Denver, Colorado Convention Center Hotel Authority
(Senior)
5.00% 12/1/25	1,900,000	1,939,615
5.00% 12/1/26	2,500,000	2,574,300
5.00% 12/1/29	600,000	617,334
5.00% 12/1/31	900,000	923,355
5.00% 12/1/32	1,800,000	1,842,552
5.00% 12/1/34	1,500,000	1,522,365
5.00% 12/1/35	1,200,000	1,209,612
5.00% 12/1/36	900,000	902,538
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	37,457,701	31,464,469
Harris County-Houston, Texas Sports Authority
(Senior Lien)
Series A 5.00% 11/15/30	1,805,000	1,847,201
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	1,785,000	1,757,814

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	5,000,000	$5,228,800
Miami-Dade County, Florida Special Obligation Revenue
3.505% 10/1/37 (BAM) ^	3,000,000	1,654,050
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	4,888,180
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	2,901,958
Subseries B-1 5.00% 8/1/42	5,000,000	5,081,650
Subseries C 5.00% 11/1/27	4,150,000	4,236,154
Subseries E-1 5.00% 2/1/35	5,000,000	5,303,950
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	7,500,000	5,548,650
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	2,290,000	2,468,437
Orange County, California Local Transportation Authority Sales Tax Revenue
5.00% 2/15/39	2,000,000	2,175,160
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,010,000	872,054
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured)
Series A-1 0.077% 7/1/46 ^	9,170,000	2,350,088
(Restructured)
Series A-1 0.396% 7/1/51 ^	26,441,000	4,988,888
Series A-1 4.55% 7/1/40	5,765,000	5,383,760
Series A-1 4.75% 7/1/53	17,063,000	15,294,932
Series A-1 5.00% 7/1/58	1,330,000	1,233,974
Series A-2 4.329% 7/1/40	8,237,000	7,484,962
Series A-2 4.329% 7/1/40	4,516,000	4,103,689

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	585,000	$571,071
Utah Telecommunication Open Infrastructure Agency
5.25% 6/1/33	1,000,000	1,161,380
5.25% 6/1/34	1,000,000	1,154,890
5.25% 6/1/35	1,000,000	1,144,230
5.25% 6/1/37	2,100,000	2,362,500
5.50% 6/1/40	2,000,000	2,258,660
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	500,000	486,510
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,055,000	995,308
		168,160,423
State General Obligation Bonds — 11.31%
California State
5.25% 9/1/47	1,000,000	1,122,540
(Various Purpose)
4.00% 10/1/36	3,875,000	3,960,444
4.00% 10/1/37	2,000,000	2,027,280
5.00% 8/1/26	3,120,000	3,331,754
5.00% 10/1/26	2,500,000	2,679,000
5.00% 9/1/32	4,100,000	4,375,356
5.00% 9/1/32	1,400,000	1,643,712
5.00% 8/1/33	2,500,000	2,596,600
5.00% 9/1/35	8,000,000	8,504,320
5.00% 11/1/42	470,000	526,174
5.25% 9/1/30	5,000,000	5,052,500
Series C 5.00% 9/1/30	5,985,000	6,315,193
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,169,675
Series A 5.00% 7/1/37	5,000,000	5,152,650

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	7,116,845	$6,086,397
Series A-1 4.00% 7/1/46	11,820,000	9,412,266
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,042,356
Hawaii State
Series FW 4.00% 1/1/34	2,000,000	2,083,340
Illinois State
5.00% 1/1/28	1,630,000	1,679,193
5.00% 11/1/36	1,965,000	2,007,523
5.25% 2/1/30	2,410,000	2,440,221
5.25% 2/1/32	1,015,000	1,027,190
5.50% 5/1/39	2,500,000	2,657,700
Series A 5.125% 12/1/29	4,440,000	4,669,814
Series B 4.00% 10/1/35	8,830,000	8,503,202
Series C 4.00% 10/1/37	1,710,000	1,607,879
Series C 4.00% 10/1/42	2,510,000	2,242,710
Series D 5.00% 11/1/25	1,220,000	1,254,404
(Rebuild Illinois Program)
Series B 4.00% 11/1/33	2,000,000	1,965,660
Series B 4.00% 11/1/35	2,200,000	2,116,928
Series B 4.00% 11/1/38	1,810,000	1,683,590
New Jersey State
Series A 4.00% 6/1/32	3,440,000	3,710,246
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/44	5,000,000	5,366,250
Washington State
Series E 5.00% 7/1/31	3,000,000	3,100,080
		122,114,147
Transportation Revenue Bonds — 17.21%
Atlanta, Georgia Department of Aviation
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,110,780
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,266,187
Bay Area, California Toll Authority
(San Francisco Bay Area)
Series S-7 4.00% 4/1/34	1,000,000	1,036,370
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	1,918,545

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare International Airport Revenue
Series A 4.00% 1/1/36	1,180,000	$1,186,667
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,230,250
Series B 5.00% 1/1/32	1,000,000	1,030,210
Series B 5.00% 1/1/33	1,520,000	1,565,478
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,702,375
Series B 5.00% 1/1/37	3,000,000	3,216,870
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,257,301
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,433,938
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.25% 7/1/57 (AMT) #, ●	5,900,000	5,918,821
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	907,210
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,480,386
Los Angeles, California Department of Airports
Series A 5.00% 5/15/33 (AMT)	845,000	928,638
Metropolitan Nashville, Tennessee Airport Authority
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,639,800
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,018,685
Metropolitan Transportation Authority Revenue, New York
(Green Bonds)
Subseries A-2 4.00% 11/15/41	3,000,000	2,708,820
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	490,000	439,491
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,798,040
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/36 (AMT)	1,235,000	1,283,795
Series 2022 5.00% 10/1/37 (AMT)	1,270,000	1,312,393

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/38 (AMT)	1,360,000	$1,402,717
Series 2022 5.00% 10/1/40 (AMT)	1,475,000	1,505,857
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,899,812
Series E 5.00% 1/1/32	5,050,000	5,528,639
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	2,966,845
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,966,004
New York State Thruway Authority
Series B 4.00% 1/1/38	2,135,000	2,088,265
Series B 4.00% 1/1/39	10,000,000	9,697,400
Series J 5.00% 1/1/27	5,705,000	5,786,981
Series K 5.00% 1/1/31	5,000,000	5,151,500
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,900,450
4.375% 10/1/45 (AMT)	2,500,000	2,274,100
5.00% 1/1/33 (AMT)	790,000	814,830
5.00% 10/1/40 (AMT)	1,125,000	1,123,639
Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,576,822
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	1,500,000	1,629,060
Series 2022 5.00% 12/1/33 (AMT)	3,955,000	4,278,638
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,044,860
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,157,500
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,606,575
Series A-1 5.00% 12/1/40	2,090,000	2,142,250
Series A-1 5.00% 12/1/45	1,000,000	1,021,920
Series B 5.00% 12/1/45	5,000,000	5,097,500
Series C 5.00% 12/1/43	1,445,000	1,456,141
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,480,007

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 5.00% 7/1/49 (AMT)	3,900,000	$3,973,515
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	7,206,640
5.00% 10/15/29 (AMT)	3,105,000	3,185,575
(194th Series)
5.00% 10/15/32	2,500,000	2,609,200
(218th Series)
Series 218 4.00% 11/1/41 (AMT)	2,480,000	2,349,254
(221st Series)
Series 221 4.00% 7/15/36 (AMT)	1,200,000	1,196,700
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/33	1,000,000	1,004,580
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,530,700
Series B 5.00% 7/1/31	500,000	534,560
Series B 5.00% 7/1/33	1,000,000	1,067,080
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/46 (AMT) (BAM)	880,000	812,750
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	180,180
Series B 5.00% 1/1/25 (AMT)	390,000	395,362
Series B 5.00% 1/1/30 (AMT)	230,000	240,964
Series B 5.00% 1/1/32 (AMT)	215,000	224,798
Series B 5.00% 1/1/33 (AMT)	705,000	735,978
Series B 5.00% 1/1/34 (AMT)	880,000	915,772
Series B 5.00% 1/1/35 (AMT)	675,000	698,645
Series B 5.00% 1/1/36 (AMT)	660,000	677,767
Series B 5.00% 1/1/37 (AMT)	430,000	439,159
Texas Private Activity Bond Surface Transportation Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility)
7.00% 12/31/38 (AMT)	3,750,000	3,801,300
		185,769,841

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 2.31%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	$2,519,669
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond)
Series C 5.00% 7/1/31	3,000,000	3,191,250
Hillsborough County, Florida Wastewater Impact Fee Assessment Special Revenue
Series 2021 5.00% 5/1/23	2,335,000	2,341,328
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(General Resolution)
Series EE 5.00% 6/15/39	5,000,000	5,190,450
Sacramento County, California Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	2,500,000	2,687,975
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,628,715
Series A 5.00% 5/15/33	2,250,000	2,438,820
Tampa, Florida Water & Wastewater System Revenue
Series A 5.00% 10/1/52	4,500,000	4,921,020
		24,919,227
Total Municipal Bonds (cost $1,089,669,341)		1,054,121,851

Short-Term Investments — 1.28%
Variable Rate Demand Notes — 1.28%¤
Massachusetts Health & Educational Facilities Authority
Series K-1 2.40% 7/1/39
(LOC - TD Bank N.A.)	1,000,000	1,000,000
New York City, New York
Fiscal 2018 Subordinate
Series E-5 2.45% 3/1/48
(LOC - TD Bank, N.A.)	450,000	450,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second Resolution)
Fiscal 2023 Subordinate
Series BB-2 2.55% 6/15/44
(SPA - Mizuho Bank)	2,000,000	2,000,000

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Oregon Facilities Authority Refunding Revenue
(PeaceHealth)
Series B 2.50% 8/1/34
(LOC - TD Bank N.A.)	5,225,000	$5,225,000
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic)
Series B 2.60% 11/15/52
(SPA - Northern Trust)	200,000	200,000
University of Delaware Revenue
2.50% 11/1/35
(SPA - TD Bank N.A.)	2,300,000	2,300,000
University of North Carolina Hospitals at Chapel Hill
Series B 2.50% 2/15/31
(SPA - TD Bank N.A.)	2,600,000	2,600,000
Total Short-Term Investments (cost $13,775,000)		13,775,000
Total Value of Securities—98.92%
(cost $1,103,444,341)		$1,067,896,851

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $71,300,802, which represents 6.60% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 96.72%
Corporate Revenue Bonds — 5.96%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	1,190,000	$773,500
Series A 144A 7.75% 7/1/50 #, ‡	20,330,000	13,214,500
Arkansas Development Finance Authority Revenue
(Big River Steel Project)
144A 4.50% 9/1/49 (AMT) #	3,665,000	3,259,651
Calhoun County Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project)
Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	2,973,976
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	208,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	262,500
Florida Development Finance Surface Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	12,713,782
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, ●	4,000,000	3,890,160
Series A 144A 6.50% 1/1/49 (AMT) #, ●	8,905,000	8,186,099
George L Smith II Georgia World Congress Center Authority
Series A 4.00% 1/1/54	7,650,000	6,070,275
(Convention Center Hotel Second Tier)
Series B 144A 5.00% 1/1/54 #	5,000,000	3,924,650
Iowa Finance Authority
(Iowa Fertilizer Company Project)
5.00% 12/1/50	10,625,000	10,390,081
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	10,950,000	6,972,851
Maricopa County, Arizona Industrial Development Authority
(Commercial Metals Company Project)
144A 4.00% 10/15/47 (AMT) #	3,750,000	3,110,738
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project)
144A 6.25% 12/15/37 #	2,500,000	2,239,675

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 2.00% 1/1/38 (AGM)	500,000	$343,635
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	2,455,000	2,549,714
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, ●	1,000,000	1,076,760
144A 6.35% 7/1/40 #	3,600,000	3,885,264
Series B 144A 6.10% 12/1/40 #, ●	1,630,000	1,755,168
The City Of Hoover (Alabama) Environmental Improvement Revenue Bonds
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	10,250,000	10,612,132
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	9,440,000	8,189,955
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project)
Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	2,880,000
Wisconsin Public Finance Authority, Hotel Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/62	10,225,000	9,739,312
		119,222,378
Education Revenue Bonds — 16.19%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	247,842
144A 5.375% 7/1/53 #	965,000	919,896
144A 5.50% 7/1/58 #	1,115,000	1,061,670
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	3,200,000	2,884,992
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,239,499
144A 6.00% 7/1/47 #	4,735,000	4,804,557

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	$741,322
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	940,800
Series A 144A 5.50% 7/1/58 #	1,385,000	1,320,736
(Empower College Prep Project)
144A 6.00% 7/1/49 #	1,000,000	977,900
(Kaizen Education Foundation Project)
144A 5.80% 7/1/52 #	4,000,000	4,036,920
(Leman Academy Of Excellence Projects)
Series A 4.50% 7/1/54	5,000,000	4,364,800
(Pinecrest Academy Nevada-Horizon, Inspirada)
Series A 144A 5.75% 7/15/48 #	2,500,000	2,532,575
Arlington, Texas Higher Education Finance
(KIPP Texas, Inc.)
3.00% 8/15/49 (PSF)	4,000,000	2,959,840
Build NYC, New York Resource
5.00% 11/1/39	1,000,000	852,240
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	1,000,000	1,012,890
144A 5.75% 6/1/62 #	1,000,000	1,006,960
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	562,218
Series A 144A 5.50% 5/1/48 #	1,500,000	1,479,750
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,290,717
5.25% 7/1/62	6,355,000	6,392,304
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,294,902
144A 5.75% 2/1/49 #	2,700,000	2,702,700
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	8,250,000	7,907,790
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	24,445,000	28,292,399
Series V-2 2.25% 4/1/51	3,975,000	2,480,956

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(California Baptist University)
Series A 144A 5.50% 11/1/45 #	4,000,000	$4,034,120
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	5,250,000	4,872,368
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,750,000	1,630,475
Series A 144A 5.00% 7/1/46 #	1,000,000	899,500
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,700,000	1,571,327
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project)
144A 5.00% 1/1/56 #	2,000,000	1,565,880
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	593,711
Series A 144A 5.00% 8/1/40 #	605,000	607,765
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/52 #	1,000,000	759,360
(Escuela Popular Project)
144A 6.50% 7/1/50 #	2,500,000	2,510,900
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	959,827
Series A 144A 5.00% 7/1/42 #	860,000	825,944
Series A 144A 5.50% 7/1/62 #	1,000,000	974,790
(John Adams Academies - Obligated Group)
Series A 144A 5.125% 7/1/62 #	1,680,000	1,470,118
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,023,190
Series A 144A 6.375% 6/1/52 #	1,240,000	1,266,362
Series A 144A 6.50% 6/1/62 #	2,300,000	2,345,724
(New Designs Charter School)
Series A 5.50% 6/1/42	1,750,000	1,750,525
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,453,195
Series A 144A 4.00% 11/1/55 #	2,500,000	1,840,950
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,007,350
Series A 6.00% 10/1/49	720,000	726,307

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project)
Series A 144A 5.00% 6/1/46 #	1,500,000	$1,398,405
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project)
6.00% 6/15/62	3,500,000	3,645,495
Capital Trust Agency Educational Facilities Housing Revenue
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	5,568,000
(The Pepin Academies Inc. Project)
Series A 5.75% 7/1/55	2,625,000	2,353,654
Capital Trust Student Housing Revenue
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	7,208,160
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania)
Series A 5.00% 8/1/30	2,200,000	2,200,594
City of Burbank, Illinois
(Intercultural Montessori Language)
144A 6.25% 9/1/45 #	4,000,000	3,966,600
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,022,080
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,016,893
144A 5.00% 12/1/55 #	1,720,000	1,461,570
(Loveland Classical Schools Project)
144A 5.00% 7/1/46 #	1,500,000	1,340,445
(Skyview Academy Project)
144A 5.375% 7/1/44 #	500,000	494,020
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/56	1,630,000	1,487,831
(Renaissance Charter School Projects)
Series C 144A 5.00% 9/15/50 #	2,000,000	1,591,940

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Surface Transportation Facility Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	$3,801,380
144A 5.25% 10/1/56 #	1,900,000	1,759,305
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	872,731
Hawaii State Department of Budget & Finance
(Hawaii Pacific University)
Series A 144A 6.875% 7/1/43 #	2,000,000	2,006,140
Idaho Housing & Finance Association
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	860,000	792,430
(Idaho Arts Charter School)
144A 5.00% 12/1/36 #	605,000	614,813
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	482,813
Series A 6.75% 7/1/48	529,150	553,565
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,000,000	1,001,670
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,965,000	2,887,791
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	679,543
6.125% 2/1/45	1,800,000	1,808,352
Illinois Finance Authority Revenue
(Acero Charter Schools)
144A 4.00% 10/1/42 #	2,245,000	1,693,471
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	3,640,000	3,516,640
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/58	1,250,000	1,124,425
Louisiana Public Facilities Authority Revenue
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,024,325

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.25% 6/1/62 #	1,420,000	$1,411,579
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	948,590
Series A 144A 6.375% 6/1/62 #	1,330,000	1,247,567
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,502,820
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,629,440
Series A 144A 6.375% 6/1/52 #	1,000,000	958,420
Series A 144A 6.50% 6/1/62 #	2,000,000	1,899,600
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren)
Series A 144A 5.50% 5/1/50 #	1,810,000	1,452,235
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,683,914
Series A 144A 6.00% 6/15/52 #	1,530,000	1,537,038
Maricopa County, Arizona Industrial Development Authority
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	5,000,000	4,688,700
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	14,470,000	16,397,983
(Massachusetts Institute Of Technology)
Series P 5.00% 7/1/50	1,750,000	2,014,757
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,002,770
Series A 144A 6.00% 9/15/45 #	1,000,000	1,001,130
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project)
5.00% 6/1/45	2,000,000	1,744,860
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	900,000	865,125

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	$1,572,654
Series A 144A 5.125% 12/15/45 #	2,515,000	2,358,969
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,250,963
New York State Dormitory Authority
(Columbia University)
Series A 5.00% 10/1/50	1,965,000	2,211,057
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory)
Series A 7.25% 6/15/43	1,230,000	1,273,407
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,552,227
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,660,080
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,840,800
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	450,000	423,680
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/42	1,000,000	979,300
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/57 #	500,000	351,945
144A 4.00% 6/15/57 #	4,000,000	2,815,560
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	466,795
144A 5.75% 5/1/50 #	2,530,000	2,349,839
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	3,000,000	2,665,230
144A 5.00% 7/1/55 #	2,500,000	2,165,825
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	721,493

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/46	1,000,000	$908,830
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,717,387
Series A 144A 4.00% 6/1/56 #	1,530,000	1,058,102
(High Point Academy Project)
Series A 144A 5.75% 6/15/49 #	5,000,000	5,036,600
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project)
Series A 144A 5.625% 6/15/53 #	4,805,000	4,303,070
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,560,000	2,141,773
University of Texas System Board of Regents
Series B 5.00% 8/15/49	33,875,000	38,998,933
University of Virginia
Series A 2.18% 11/1/51	10,000,000	5,927,900
Upper Dauphin Industrial Development Authority
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,400,000	2,225,136
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	932,300
Series A 144A 5.00% 6/15/50 #	2,200,000	1,935,560
Wisconsin Public Finance Authority Revenue
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,529	38,914
Subordinate Series B 144A 7.75% 12/1/48 #, ●	2,500,000	25,000
(Pine Lake Preparatory)
144A 5.50% 3/1/45 #	3,460,000	3,484,773
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	928,620
Series A 6.125% 6/15/57	1,000,000	929,310
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	435,000	411,954
Series A 144A 5.00% 6/15/39 #	500,000	478,995

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Wilson Preparatory Academy)
Series A 144A 5.00% 6/15/49 #	1,100,000	$988,757
Yonkers, New York Economic Development Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/54	465,000	410,739
		323,902,949
Electric Revenue Bonds — 3.86%
Build NYC, New York Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	4,520,000	4,147,688
California Community Choice Financing Authority
(Clean Energy Project)
Series C 5.25% 1/1/54 ●	3,000,000	3,123,720
Guam Power Authority Revenue
Series A 5.00% 10/1/44	6,000,000	6,183,720
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	1,235,000	1,288,710
Series A 5.00% 10/1/42	2,000,000	2,074,060
Series A 5.00% 10/1/43	2,650,000	2,738,802
New York Power Authority
Series A 4.00% 11/15/55	5,000,000	4,672,100
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	6,008,962
Series A 5.05% 7/1/42 ‡	4,590,000	3,201,525
Series A 6.75% 7/1/36 ‡	1,500,000	1,080,000
Series AAA 5.25% 7/1/25 ‡	925,000	644,031
Series AAA 5.25% 7/1/26 ‡	1,030,000	718,425
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,717,675
Series AAA 5.25% 7/1/28 ‡	1,205,000	840,488
Series CCC 5.25% 7/1/27 ‡	5,525,000	3,853,688
Series TT 5.00% 7/1/37 ‡	1,500,000	1,046,250
Series WW 5.00% 7/1/28 ‡	3,405,000	2,366,475
Series WW 5.25% 7/1/25 ‡	1,530,000	1,065,263
Series WW 5.25% 7/1/33 ‡	830,000	583,075
Series WW 5.50% 7/1/38 ‡	9,325,000	6,597,437
Series XX 4.75% 7/1/26 ‡	920,000	637,100
Series XX 5.25% 7/1/40 ‡	9,795,000	6,880,987

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	5,840,000	$4,131,800
Series ZZ 4.75% 7/1/27 ‡	760,000	526,300
Series ZZ 5.25% 7/1/24 ‡	1,275,000	887,719
Series ZZ 5.25% 7/1/26 ‡	7,005,000	4,885,987
Salt River Project Agricultural Improvement & Power District
Series A 5.00% 1/1/50	3,000,000	3,275,730
		77,177,717
Healthcare Revenue Bonds — 14.99%
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier)
Series D 7.25% 1/1/52	7,410,000	4,604,722
(Senior Living, LLC Project Second Tier)
Series B 5.00% 1/1/47	2,375,000	1,380,160
Series B 5.25% 1/1/37	420,000	292,866
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	2,595,000	1,570,649
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
Series D 144A 7.25% 1/1/54 #	2,500,000	1,379,050
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	975,000	523,380
Series B 5.125% 1/1/54	1,130,000	585,860
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	488,430
Berks County, Pennsylvania Industrial Development Authority Revenue
(Tower Health Project)
5.00% 11/1/50	5,105,000	3,375,936
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,745,216
5.75% 6/1/35	1,500,000	1,387,920
5.75% 6/1/45	2,500,000	2,177,700
6.00% 6/1/50	3,130,000	2,754,463

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	1,245,000	$1,442,071
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	6,580,000	4,711,411
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,870,000	5,523,408
California Municipal Finance Authority Revenue
(Community Health System Project)
Series A 3.00% 2/1/46 (AGM)	10,000,000	7,664,600
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
5.25% 1/1/45	1,295,000	1,020,020
Series A 144A 6.625% 1/1/32 #	500,000	495,995
Series A 144A 6.875% 1/1/42 #	1,500,000	1,438,395
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	501,490
California Statewide Communities Development Authority Revenue
(Enloe Medical Center)
Series A 5.375% 8/15/57 (AGM)	2,000,000	2,127,320
(Loma Linda University Medical Center)
Series A 144A 5.50% 12/1/58 #	5,000,000	4,915,950
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,050,000	2,052,686
Capital Trust Agency Senior Living Facilities Revenue
(Elim Senior Housing Inc. Project)
144A 5.875% 8/1/52 #	2,000,000	1,422,560
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	886,930
Series A 5.375% 11/15/55	1,000,000	887,440
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	500,000	372,320
(American Baptist)
8.00% 8/1/43	2,500,000	2,525,900

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	1,255,000	$855,571
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	500,000	503,110
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	602,835
Series A 144A 5.75% 12/1/35 #	1,150,000	853,564
Series A 144A 6.125% 12/1/45 #	1,200,000	825,156
Series A 144A 6.25% 12/1/50 #	560,000	380,330
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,060,040
5.50% 2/15/52	4,930,000	5,041,369
5.50% 2/15/57	6,365,000	6,496,246
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	454,823
Series C 4.00% 9/1/34	987,000	860,881
Series C 4.00% 9/1/44	2,036,000	1,625,930
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	736,526
5.25% 11/15/51	1,350,000	936,927
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health)
4.00% 6/1/53	4,810,000	4,334,435
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/52	2,025,000	2,094,397
Hospital Facilities Authority of Multnomah County
(Mirabella at South Waterfront)
5.50% 10/1/49	2,400,000	2,122,824
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 3.00% 3/1/51	7,430,000	5,300,933
Series A 4.00% 3/1/51	2,000,000	1,757,060

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/33	485,000	$517,282
(Valley Vista Care Corporation)
Series A 5.00% 11/15/32	455,000	396,874
Illinois Finance Authority Revenue
(Plymouth Place, Inc.)
Series A 6.75% 5/15/58	3,000,000	3,074,640
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	614,934
5.25% 5/15/54	5,910,000	3,708,525
5.50% 5/15/54	3,375,000	2,207,554
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,805,150
Series A 144A 5.60% 1/1/56 #	2,630,000	1,831,190
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,347,430
5.25% 8/1/55	2,500,000	1,901,125
Kalispell, Montana
Series A 5.25% 5/15/32	435,000	412,437
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/52	1,600,000	1,269,984
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,179,917
5.75% 11/15/45	3,000,000	2,588,430
5.75% 11/15/50	1,600,000	1,349,744
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights)
Series A 5.25% 5/15/50	5,000,000	4,119,000
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,156,125
Series A 5.75% 8/15/55	1,500,000	1,265,790
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,449,650
Series A 5.00% 1/1/55	2,635,000	1,771,616

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project)
Series 2016 144A 6.00% 1/1/48 #	5,645,000	$3,952,911
Michigan Finance Authority Hospital Revenue
(Trinity Health Credit Group)
Series A 3.00% 12/1/49	5,000,000	3,596,900
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes)
5.50% 6/1/47	2,750,000	2,345,145
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,386,909
5.375% 1/1/50	6,250,000	5,278,750
Series A 5.375% 1/1/51	2,000,000	1,682,840
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	8,935,000	7,416,675
National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,385,816
Series A 144A 5.625% 7/1/46 #	1,000,000	915,680
Series A 144A 5.75% 7/1/54 #	2,000,000	1,822,380
New Hope, Texas Cultural Education Facilities Finance
(Army Retirement Residence Foundation Project)
6.00% 7/15/57	6,000,000	5,675,400
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	95,411
Series A-2 7.50% 11/15/36	745,000	624,772
Series B 2.00% 11/15/61 ~, ●	3,057,788	1,330,780
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	440,550
Series A1 5.00% 7/1/51	1,575,000	1,051,312
Series B 4.00% 7/1/31	635,000	317,500
Series B 4.75% 7/1/51	1,915,000	957,500
Series C 5.00% 7/1/31	250,000	112,500
Series C 5.25% 7/1/36	350,000	157,500
Series C 5.75% 7/1/51	2,250,000	1,012,500
Series D 6.00% 7/1/26	90,000	36,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series D 7.00% 7/1/51	1,350,000	$540,000
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	5,000,000	3,867,100
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	8,830,000	6,493,670
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	964,040
Series A 6.875% 10/1/57	6,500,000	6,263,400
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project)
Series A 144A 5.00% 10/1/39 #	3,125,000	2,332,594
(Lions Gate Project)
5.25% 1/1/44	2,000,000	1,753,840
New York State Dormitory Authority Revenue
(Garnet Health Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,062,820
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)
Series A 3.125% 11/1/49	5,000,000	3,731,100
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 11/1/49	1,830,000	1,553,579
Orange County, New York Funding Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	2,879,028
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch)
Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project)
Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,001,219
Prince George’s County
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	1,687,020

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,500,000	$2,506,725
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	8,000,000	6,582,640
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project)
5.75% 10/1/59	3,830,000	2,887,973
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	732,888
5.50% 12/1/43	1,250,000	1,251,863
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	551,826
Series A 5.125% 8/15/45	1,800,000	1,542,582
Tarrant County, Texas Cultural Education Facilities Finance
(Air Force Villages Obligated Group Project)
5.00% 5/15/45	5,000,000	4,217,550
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	2,250,000	2,261,902
Series A 6.75% 11/15/52	3,300,000	3,307,887
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,666,400
Series A 144A 6.125% 10/1/52 #	2,570,000	1,950,322
Topeka City, Kansas Healthcare Facilities
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,484,730
Series A 6.50% 12/1/52	2,000,000	1,976,380
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	21,648,567
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/56 #	4,250,000	3,140,750

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westminster Project Revenue
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	625,000	$627,519
Series A 6.00% 7/1/34	1,000,000	1,008,400
Series A 6.125% 7/1/39	750,000	756,052
Series A 6.25% 7/1/44	2,500,000	2,519,975
Wisconsin Health & Educational Facilities Authority
(Children’s Hospital of Wisconsin)
3.00% 8/15/52	3,000,000	2,129,520
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	725,260
Series B 5.00% 7/1/53	945,000	662,813
Series C 7.00% 7/1/43	1,000,000	716,430
Series C 7.50% 7/1/53	1,000,000	729,640
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	546,405
Series A 5.00% 11/1/46	1,000,000	809,630
Series A 5.00% 11/1/54	3,500,000	2,721,810
Wisconsin Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,345,661
Series A 5.75% 12/1/48	2,576,272	2,263,667
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	902,266
Series A 144A 5.125% 6/1/48 #	1,375,000	1,229,250
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,075,913
Yamhill County, Oregon Hospital Authority
(Friendsview)
Series A 5.00% 11/15/56	1,600,000	1,173,232
		299,947,175
Housing Revenue Bonds — 0.19%
City of Dallas, Texas Housing Finance Residential Development-Senior Lien
Series A 6.00% 12/1/62	2,000,000	2,055,860
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim)
Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,053,240

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	$758,467
		3,867,567
Industrial Development Revenue/Pollution Control Revenue Bonds — 16.29%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.75% 8/1/42 (AMT)	2,000,000	2,003,460
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	13,775,000	9,958,498
Series A-2 4.00% 6/1/48	150,000	131,343
Series B-2 5.00% 6/1/55	70,795,000	64,383,097
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation)
0.83% 6/1/55 ^	100,000,000	8,612,000
California Pollution Control Financing Authority Revenue
(LP Desalination Project)
144A 5.00% 7/1/37 (AMT) #	3,500,000	3,508,925
Children’s Trust Fund, Puerto Rico
(Asset-Backed)
Series B 0.485% 5/15/57 ^	3,420,000	185,467
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed)
Series C 0.711% 6/15/55 ^	50,000,000	4,652,500
Series D 0.122% 6/15/55 ^	250,000,000	19,617,500
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.504% 6/1/60 #, ^	196,565,000	10,773,728
Golden State Tobacco Securitization Settlement Revenue, California
Series B-2 1.066% 6/1/66 ^	97,500,000	9,691,500
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	2,937,540

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Houston, Texas Airport System Revenue
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects)
Series 2011 6.625% 7/15/38 (AMT)	2,000,000	$2,000,140
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	1,150,000	1,133,451
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	7,035,000	5,308,611
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.94% 6/1/57 #, ^	376,610,000	21,481,834
Series F 144A 1.271% 6/1/57 #, ^	238,790,000	11,445,205
Lower Alabama Gas District
(Gas Project Revenue Bonds)
Series A 5.00% 9/1/46	4,910,000	4,880,540
Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	3,000,000	2,705,340
Series A 5.50% 9/15/23	40,000	40,252
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	938,300
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed)
Series A 144A 0.186% 6/1/61 #, ^	487,500,000	18,695,625
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29	4,000,000	3,980,600
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,278,484
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	4,440,000	4,395,689
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	360,000	404,255
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project)
5.375% 8/1/36 (AMT)	1,000,000	1,010,480

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum)
5.50% 11/1/44 (AMT)	4,500,000	$4,519,440
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines)
5.00% 4/1/30 (AMT)	2,000,000	2,001,060
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,383,940
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	9,447,487
5.25% 12/1/27	2,235,000	2,315,415
5.25% 12/1/28	1,050,000	1,095,560
5.50% 12/1/29	765,000	815,100
San Diego, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	565,000	544,615
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,860,000	1,884,738
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	2,966,107
Tobacco Securitization Authority of Southern California
(Capital Appreciation-3rd Subordinate Lien)
Series D 2.609% 6/1/46 ^	2,230,000	279,218
TSASC, New York
Series A 5.00% 6/1/41	705,000	717,894
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,002,300
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	3,305,000	3,388,220
Virginia Tobacco Settlement Financing
Series A-1 6.706% 6/1/46	7,870,000	7,252,441
Series B-1 5.00% 6/1/47	2,000,000	1,866,780
Series C 2.949% 6/1/47 ^	95,170,000	23,504,135
Series D 2.20% 6/1/47 ^	179,085,000	42,808,478
		325,947,292

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 3.87%
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project)
5.00% 6/1/51	1,000,000	$941,040
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.875% 11/1/43	1,875,000	1,881,281
Los Angeles County Public Works Financing Authority
Series A 3.00% 12/1/50	11,000,000	8,248,680
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	8,305,000	6,661,523
Series A 5.00% 6/15/50	4,135,000	4,038,365
Series A 5.00% 6/15/57	3,975,000	3,854,279
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	708,980
Series B 5.03% 12/15/54 ^	9,820,000	1,692,379
New Jersey Transportation Trust Fund Authority
5.50% 6/15/50	4,250,000	4,566,880
Series AA 4.00% 6/15/50	2,945,000	2,668,965
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,030,700
Series AA 5.00% 6/15/44	2,900,000	2,910,121
Series BB 4.00% 6/15/46	1,000,000	911,410
(Transportation System)
Series A 4.991% 12/15/39 ^	5,290,000	2,368,915
New York Liberty Development Revenue
(4 World Trade Center Project)
Series A 3.00% 11/15/51	5,750,000	3,982,623
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	14,500,000	13,959,875
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	14,500,000	14,649,640
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	1,002,040
5.375% 2/1/41	1,300,000	1,290,744
		77,368,440
Local General Obligation Bonds — 2.84%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,310,620

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2005D 5.50% 1/1/40	3,000,000	$3,035,310
Series 2007E 5.50% 1/1/42	1,900,000	1,917,613
Series 2007F 5.50% 1/1/42	1,250,000	1,261,588
Series A 5.25% 1/1/38	2,295,000	2,400,409
Series A 5.50% 1/1/39	2,660,000	2,825,984
Series A 5.50% 1/1/40	2,160,000	2,286,749
Series A 5.50% 1/1/49	770,000	788,757
Series C 5.00% 1/1/26	500,000	509,865
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,695,425
Series B 4.00% 12/1/41	2,000,000	1,702,420
Series G 5.00% 12/1/44	2,545,000	2,464,909
Series H 5.00% 12/1/46	4,225,000	4,054,352
(Dedicated Revenues)
Series A 5.00% 12/1/42	7,690,000	7,265,051
Series B 4.00% 12/1/40	4,500,000	3,881,700
Galveston, Texas Independent School District Unlimited Tax Building
4.00% 2/1/47 (PSF)	7,500,000	7,103,925
Lodi Unified School District
Series 2020 3.00% 8/1/43	2,750,000	2,187,652
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	4,835,000	3,647,331
144A 4.625% 6/1/57 #	4,690,000	3,487,953
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	863,740
		56,691,353
Pre-Refunded/Escrowed to Maturity Bonds — 2.03%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,800,000	3,237,724
District of Columbia Revenue
(KIPP Charter School)
6.00% 7/1/48-23 §	1,450,000	1,462,818
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30-23 §	1,000,000	1,004,660

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Florida Development Finance Revenue
(UF Health - Jacksonville Project)
Series A 6.00% 2/1/33-23 §	490,000	$495,645
Foothill-Eastern Transportation Corridor Agency Revenue
Series A 6.00% 1/15/49-24 §	7,690,000	7,882,327
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39-24 §	560,000	576,111
Kanawha, West Virginia
(West Virginia University Foundation Project)
144A 6.75% 7/1/45-23 #, §	2,500,000	2,527,775
Kentucky Public Transportation Infrastructure Authority
(First Tier - Downtown Crossing)
Series A 5.75% 7/1/49-23 §	1,800,000	1,813,068
Series A 6.00% 7/1/53-23 §	1,290,000	1,300,333
Nampa, Idaho Development Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,084,560
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	5,228,150
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48-23 §	1,000,000	1,006,580
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,453,427
7.125% 11/1/43-23 §	2,500,000	2,558,850
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,070,420
Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,880,272
Wisconsin Public Finance Authority Revenue
(Rose Villa Project)
Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,070,780
		40,653,500
Resource Recovery Revenue Bonds — 0.53%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project)
144A 10.00% 6/1/42 (AMT) #, ●	3,000,000	2,961,150

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project)
Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	$1,077,090
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	7,800,000	6,517,290
		10,555,530
Special Tax Revenue Bonds — 15.63%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project)
144A 5.25% 5/1/42 #	6,530,000	6,352,645
Celebration Pointe, Florida Community Development District No 1
5.125% 5/1/45	1,915,000	1,781,793
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	993,810
144A 5.40% 3/1/45 #	2,000,000	1,972,140
City & County of San Francisco, California Special Tax District No 2020-1
(Federally Taxable)
Series B 144A 5.25% 9/1/49 #	1,000,000	711,940
Commonwealth of Puerto Rico
Series A 3.799% 11/1/51 ●	14,007,998	4,797,739
(Subordinate)
3.035% 11/1/43 ●	98,972,910	42,682,068
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	6,655,000	6,159,202
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland)
Series A 5.50% 11/1/44	3,750,000	3,528,300
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	63,244,919	53,125,732
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	2,000,000	1,711,820
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,231,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	$220,968
3.50% 9/1/45	720,000	508,205
4.00% 9/1/51	500,000	386,855
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project)
Senior Series A 144A 5.00% 12/1/40 #	1,355,000	1,216,858
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects)
Series C 144A 7.00% 9/15/44 #	3,005,000	2,744,347
(Road Projects)
Series A 144A 7.00% 9/15/44 #	1,855,000	1,694,097
Las Vegas, Nevada
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	750,000	747,000
144A 5.75% 6/1/42 #	1,100,000	1,091,035
144A 5.75% 6/1/47 #	1,575,000	1,532,695
144A 6.00% 6/1/52 #	1,800,000	1,794,870
Massachusetts Bay Transportation Authority
(Sustainability Bonds)
Series A 5.00% 7/1/52	5,000,000	5,432,950
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	2,655,000	2,614,564
Midtown Miami, Florida Community Development District
(Parking Garage Project)
Series A 5.00% 5/1/37	500,000	491,475
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	950,730
Series A 5.50% 8/1/35	1,300,000	1,205,984
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2020 Subordinate
Series A-3 3.00% 5/1/45	5,000,000	3,905,500
Series A-1 5.25% 8/1/42	6,425,000	7,162,269
Series B-1 3.00% 8/1/48	6,605,000	5,035,388
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	5,000,000	3,699,100

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 4.00% 3/15/48	4,000,000	$3,766,000
New York State Thruway Authority
Series A-1 3.00% 3/15/50	3,640,000	2,673,034
Series A-1 4.00% 3/15/55	2,000,000	1,850,680
Series A-1 4.00% 3/15/56	2,380,000	2,195,978
New York State Urban Development
Series E 3.00% 3/15/50	2,500,000	1,849,550
(General Purpose)
Series A 3.00% 3/15/50	3,310,000	2,448,804
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project)
7.00% 7/1/32	1,955,000	1,967,903
Prairie Center Metropolitan District No 3
Series A 144A 5.00% 12/15/41 #	2,000,000	1,944,520
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.109% 7/1/51 ^	49,254,000	9,293,245
Series A-1 1.607% 7/1/46 ^	78,170,000	20,033,408
Series A-1 4.75% 7/1/53	50,505,000	45,271,672
Series A-1 5.00% 7/1/58	4,988,000	4,627,866
Series A-2 4.536% 7/1/53	1,022,000	883,805
Series A-2 4.784% 7/1/58	10,622,000	9,494,581
Series B-1 4.75% 7/1/53	135,000	121,011
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	705,000	688,214
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue
Series A 3.00% 7/1/44	2,000,000	1,612,680
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	956,865
Series A 144A 5.25% 9/1/45 #	3,540,000	3,146,635

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project)
6.375% 12/1/25	335,000	$335,007
Tampa, Florida
(H. Lee Moffitt Cancer Center Project)
Series A 0.363% 9/1/53 ^	12,095,000	2,535,838
Verve Metropolitan District No 1
6.50% 12/1/43	4,365,000	4,002,749
6.75% 12/1/52	4,000,000	3,630,960
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	5,065,000	4,373,222
(Mclemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	9,463,610
Series B 144A 6.50% 6/1/56 #	1,000,000	795,740
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,285,300
		312,732,156
State General Obligation Bonds — 5.89%
California State
(Forward Delivery)
4.00% 9/1/29	3,950,000	4,251,108
(Various Purpose)
4.00% 10/1/36	5,055,000	5,166,463
5.00% 11/1/30	1,030,000	1,198,436
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,497,550
Series D 4.00% 11/1/35	5,000,000	5,190,700
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	5,759,631	4,925,694
Series A-1 4.00% 7/1/41	27,881,837	23,032,070
Series A-1 4.00% 7/1/46	21,267,876	16,935,610
Illinois State
5.00% 1/1/28	1,190,000	1,225,914
5.00% 11/1/36	2,245,000	2,293,582
5.50% 5/1/39	6,000,000	6,378,480
Series A 5.00% 4/1/38	2,805,000	2,806,010

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 5.125% 12/1/29	1,310,000	$1,377,805
Series A 5.50% 3/1/47	9,700,000	10,182,284
Series B 3.00% 12/1/41	2,605,000	2,013,300
Series C 4.00% 10/1/41	400,000	360,928
Series C 4.00% 10/1/42	2,900,000	2,591,179
Series C 5.00% 11/1/29	4,600,000	4,810,772
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,000,000	1,924,480
Series B 4.00% 11/1/39	1,225,000	1,128,066
New Jersey State
Series A 4.00% 6/1/32	2,080,000	2,243,405
Washington State
Series A 5.00% 8/1/44	4,540,000	4,925,401
Series A-2 5.00% 8/1/43	6,635,000	7,274,415
		117,733,652
Transportation Revenue Bonds — 5.65%
Atlanta, Georgia Airport Revenue
Series B 5.00% 7/1/52 (AMT)	2,000,000	2,054,800
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	7,500,000	6,404,025
Chicago, Illinois O’Hare International Airport
(General-Airport-Senior Lien)
Series B 4.00% 1/1/44	3,000,000	2,821,380
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,523,700
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.25% 7/1/57 (AMT) #, ●	5,000,000	5,015,950
Foothill-Eastern Transportation Corridor Agency Revenue
Series B-2 3.50% 1/15/53 (AGM)	2,000,000	1,656,260
(Senior Lien)
Series A 4.00% 1/15/46	3,560,000	3,229,668
Georgia Ports Authority
4.00% 7/1/52	4,000,000	3,747,600

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Grand Parkway Transportation
(First Tier)
3.00% 10/1/50	3,500,000	$2,461,760
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,011,860
Los Angeles Department of Airports
(Los Angeles International Airport)
Series F 3.00% 5/15/49 (AMT)	3,030,000	2,196,114
Metropolitan Nashville Airport Authority
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,605,600
Metropolitan Transportation Authority Revenue, New York
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,122,100
New York State Thruway Authority
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,413,734
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	15,318,338
5.00% 10/1/40 (AMT)	3,400,000	3,395,886
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/41 (AMT)	4,920,000	5,019,630
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,228,539
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/40	30,000	30,643
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,175,282
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	2,250,000	1,984,995
Series B 5.50% 8/1/47 (AMT)	3,000,000	3,228,630
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	10,000,000	9,275,000

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT)	3,000,000	$2,630,280
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,012,880
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project)
5.00% 6/30/58 (AMT)	23,780,000	23,390,721
		112,955,375
Water & Sewer Revenue Bonds — 2.80%
Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	186,365
5.00% 11/1/28	30,000	31,154
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants)
Series A 5.50% 10/1/53 (AGM)	2,500,000	2,566,575
(Sub Lien-Warrants)
Series D 7.00% 10/1/51	5,000,000	5,334,150
King County, Washington Sewer Revenue
Series A 4.00% 1/1/52	5,000,000	4,656,250
New York City Municipal Water Finance Authority
Subseries AA-1 3.00% 6/15/51	5,800,000	4,245,948
Subseries BB-1 3.00% 6/15/44	8,750,000	6,819,663
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds)
Series A 5.25% 10/1/57	15,000,000	16,823,550
Texas Water Development Board
4.00% 10/15/46	10,000,000	9,566,200
(Master Trust)
Series B 5.00% 4/15/31	5,240,000	5,841,185
		56,071,040
Total Municipal Bonds (cost $2,080,968,367)		1,934,826,124

	Principal amount°	Value (US $)
Short-Term Investments — 2.51%
Variable Rate Demand Notes — 2.51%¤
California Statewide Communities Development Authority Revenue
(Rady Children’s Hospital - San Diego)
Series B 1.85% 8/15/47
(LOC - Wells Fargo Bank, N.A.)	2,800,000	$2,800,000
Colorado Educational & Cultural Facilities Authority Revenue
Series F-2 2.50% 7/1/41
(LOC - TD Bank N.A.)	1,920,000	1,920,000
Los Angeles, California Department of Water & Power Revenue
Series A-2 1.55% 7/1/45
(SPA - Barclays Bank)	900,000	900,000
Massachusetts Development Finance Agency Revenue
Series U-6E 2.40% 10/1/42
(LOC - TD Bank N.A.)	3,500,000	3,500,000
Metropolitan Washington, D.C. Airports Authority
Series D-2 2.45% 10/1/39
(LOC - TD Bank N.A.)	950,000	950,000
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A Inc Project)
Series C 2.55% 12/1/30	1,000,000	1,000,000
Series C 2.55% 12/1/30	200,000	200,000
Series E 2.55% 12/1/30	1,550,000	1,550,000
Series F 2.55% 12/1/30	950,000	950,000
Series H 2.55% 11/1/35	700,000	700,000
New York City Municipal Water Finance Authority
Fiscal 2023 Subseries BB-2 2.55% 6/15/44
(SPA - Mizuho Bank)	10,500,000	10,500,000
Series BB 2.55% 6/15/33
(SPA - Bank of America N.A)	1,900,000	1,900,000
(General Resolution)
Series DD-1 2.45% 6/15/43
(SPA - TD Bank, N.A.)	7,300,000	7,300,000
New York City, New York
Fiscal 2014 Subordinate
Series D-4 2.45% 8/1/40
(LOC - TD Bank, N.A.)	500,000	500,000
Fiscal 2018 Subordinate
Series E-5 2.45% 3/1/48
(LOC - TD Bank, N.A.)	2,100,000	2,100,000
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic)
Series B 2.60% 11/15/52
(SPA - Northern Trust)	900,000	900,000
University of Michigan
(General Revenue)
Series D-1 2.55% 12/1/24	2,465,000	2,465,000

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of North Carolina Hospitals at Chapel Hill
Series A 2.50% 2/15/31
(SPA - TD Bank N.A.)	4,025,000	$4,025,000
Series B 2.50% 2/15/31
(SPA - TD Bank N.A.)	6,115,000	6,115,000
Total Short-Term Investments (cost $50,275,000)		50,275,000
Total Value of Securities—99.23%
(cost $2,131,243,367)		$1,985,101,124

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $478,317,527, which represents 23.91% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2023.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2023 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$715,671,551	$1,067,896,851	$1,985,101,124
Cash	3,224,709	186,501	—
Interest receivable	6,993,954	11,303,246	20,812,050
Receivable for securities sold	4,457,101	—	—
Receivable for fund shares sold	1,012,147	5,490,688	6,969,985
Prepaid expenses	261,261	203,775	306,985
Other assets	7,206	8,545	12,692
Total Assets	731,627,929	1,085,089,606	2,013,202,836
Liabilities:
Due to custodian	—	—	3,474,075
Payable for fund shares redeemed	6,025,381	1,591,007	6,824,513
Payable for securities purchased	4,392,009	2,693,154	—
Other accrued expenses	567,317	564,263	594,059
Distribution payable	252,150	356,715	926,326
Investment management fees payable to affiliates	110,890	149,456	668,925
Distribution fees payable to affiliates	100,887	88,376	91,816
Administration expenses payable to affiliates	58,594	69,079	95,831
Total Liabilities	11,507,228	5,512,050	12,675,545
Total Net Assets	$720,120,701	$1,079,577,556	$2,000,527,291

Net Assets Consist of:
Paid-in capital	$821,751,775	$1,174,406,744	$2,204,137,758
Total distributable earnings (loss)	(101,631,074)	(94,829,188)	(203,610,467)
Total Net Assets	$720,120,701	$1,079,577,556	$2,000,527,291

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$482,937,205	$428,933,387	$296,968,645
Shares of beneficial interest outstanding, unlimited authorization, no par	48,016,860	40,060,296	30,320,588
Net asset value per share	$10.06	$10.71	$9.79
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.53	$11.01	$10.25

Class C:
Net assets	$7,192,942	$5,622,549	$43,215,808
Shares of beneficial interest outstanding, unlimited authorization, no par	715,044	525,605	4,394,902
Net asset value per share	$10.06	$10.70	$9.83

Institutional Class:
Net assets	$229,990,554	$645,021,620	$1,660,342,838
Shares of beneficial interest outstanding, unlimited authorization, no par	22,684,432	59,673,321	167,954,163
Net asset value per share	$10.14	$10.81	$9.89

* Investments, at cost	$762,906,012	$1,103,444,341	$2,131,243,367

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2023 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$17,109,439	$21,557,317	$50,121,614

Expenses:
Management fees	1,957,990	2,569,965	4,557,360
Distribution expenses — Class A	616,786	542,837	336,586
Distribution expenses — Class C	38,863	30,045	216,326
Dividend disbursing and transfer agent fees and expenses	394,968	489,725	757,904
Accounting and administration expenses	73,397	94,112	143,518
Registration fees	40,234	53,127	61,021
Legal fees	30,127	33,447	49,037
Reports and statements to shareholders expenses	29,715	29,286	40,868
Trustees’ fees and expenses	20,636	25,545	37,081
Audit and tax fees	20,379	20,379	20,379
Custodian fees	15,218	18,057	24,303
Other	37,549	41,434	50,186
	3,275,862	3,947,959	6,294,569
Less expenses waived	(601,883)	(725,250)	(159,884)
Less expenses paid indirectly	(121)	(108)	(16)
Total operating expenses	2,673,858	3,222,601	6,134,669
Net Investment Income (Loss)	14,435,581	18,334,716	43,986,945

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(18,237,357)	(17,648,427)	(10,730,160)
Net change in unrealized appreciation (depreciation) on investments	(20,182,702)	(8,791,774)	(87,635,906)
Net Realized and Unrealized Gain (Loss)	(38,420,059)	(26,440,201)	(98,366,066)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,984,478)	$(8,105,485)	$(54,379,121)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$14,435,581	$28,748,280
Net realized gain (loss)	(18,237,357)	(32,326,956)
Net change in unrealized appreciation (depreciation)	(20,182,702)	(135,309,676)
Net increase (decrease) in net assets resulting from operations	(23,984,478)	(138,888,352)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,775,121)	(31,900,298)
Class C	(124,098)	(346,866)
Institutional Class	(4,784,788)	(11,084,625)
	(14,684,007)	(43,331,789)

Capital Share Transactions:
Proceeds from shares sold:
Class A	42,506,150	253,814,461
Class C	1,385,067	3,778,437
Institutional Class	116,723,367	339,475,248

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,766,236	29,634,976
Class C	120,802	338,804
Institutional Class	4,120,979	9,707,948
	173,622,601	636,749,874

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(81,080,681)	$(558,816,551)
Class C	(2,362,891)	(3,819,203)
Institutional Class	(243,822,991)	(142,795,609)
	(327,266,563)	(705,431,363)
Decrease in net assets derived from capital share transactions	(153,643,962)	(68,681,489)
Net Decrease in Net Assets	(192,312,447)	(250,901,630)

Net Assets:
Beginning of period	912,433,148	1,163,334,778
End of period	$720,120,701	$912,433,148

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$18,334,716	$34,441,127
Net realized gain (loss)	(17,648,427)	(38,294,341)
Net change in unrealized appreciation (depreciation)	(8,791,774)	(127,905,368)
Net increase (decrease) in net assets resulting from operations	(8,105,485)	(131,758,582)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,283,403)	(14,242,426)
Class C	(78,120)	(149,437)
Institutional Class	(11,161,214)	(20,049,264)
	(18,522,737)	(34,441,127)

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,409,233	45,547,114
Class C	832,616	2,873,486
Institutional Class	330,342,194	521,335,408

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,385,626	12,394,377
Class C	76,644	146,413
Institutional Class	9,978,894	17,674,611
	386,025,207	599,971,409

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(56,584,356)	$(99,996,602)
Class C	(1,971,332)	(2,610,271)
Institutional Class	(290,493,297)	(483,548,428)
	(349,048,985)	(586,155,301)
Increase in net assets derived from capital share transactions	36,976,222	13,816,108
Net Increase (Decrease) in Net Assets	10,348,000	(152,383,601)

Net Assets:
Beginning of period	1,069,229,556	1,221,613,157
End of period	$1,079,577,556	$1,069,229,556

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$43,986,945	$73,710,021
Net realized gain (loss)	(10,730,160)	(42,953,091)
Net change in unrealized appreciation (depreciation)	(87,635,906)	(225,036,921)
Net increase (decrease) in net assets resulting from operations	(54,379,121)	(194,279,991)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,998,280)	(10,155,975)
Class C	(963,262)	(1,727,407)
Institutional Class	(42,352,108)	(63,585,989)
	(50,313,650)	(75,469,371)

Capital Share Transactions:
Proceeds from shares sold:
Class A	100,553,182	132,767,302
Class C	10,447,096	11,602,221
Institutional Class	1,101,325,817	1,068,879,793

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,459,453	9,284,028
Class C	910,050	1,640,114
Institutional Class	36,689,460	53,416,421
	1,256,385,058	1,277,589,879

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(56,888,537)	$(89,531,641)
Class C	(12,012,801)	(17,118,633)
Institutional Class	(935,017,945)	(807,206,556)
	(1,003,919,283)	(913,856,830)
Increase in net assets derived from capital share transactions	252,465,775	363,733,049
Net Increase in Net Assets	147,773,004	93,983,687

Net Assets:
Beginning of period	1,852,754,287	1,758,770,600
End of period	$2,000,527,291	$1,852,754,287

See accompanying notes, which are an integral part of the financial statements.

92

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Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

94

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.51	$12.56	$11.94	$11.96	$11.44	$11.70

0.20	0.33	0.36	0.38	0.41	0.42
(0.45)	(1.88)	0.70	0.01	0.52	(0.26)
(0.25)	(1.55)	1.06	0.39	0.93	0.16

(0.20)	(0.33)	(0.36)	(0.38)	(0.41)	(0.42)
—	(0.17)	(0.08)	(0.03)	— [3]	—
(0.20)	(0.50)	(0.44)	(0.41)	(0.41)	(0.42)

$10.06	$10.51	$12.56	$11.94	$11.96	$11.44

(2.37)%	(12.65)%	9.03%	3.44%	8.35%	1.44%

$482,937	$534,749	$944,054	$478,671	$472,153	$481,117
0.80%	0.80%	0.82%	0.81%	0.81%	0.81%
0.96%	0.91%	0.92%	0.95%	0.95%	0.96%
3.86%	2.82%	2.84%	3.24%	3.55%	3.66%
3.70%	2.71%	2.74%	3.10%	3.41%	3.51%
34%	71%	40%	77%	43%	42%

95

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

96

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.51	$12.56	$11.94	$11.96	$11.44	$11.70

0.16	0.24	0.26	0.29	0.32	0.34
(0.45)	(1.88)	0.70	0.01	0.52	(0.26)
(0.29)	(1.64)	0.96	0.30	0.84	0.08

(0.16)	(0.24)	(0.26)	(0.29)	(0.32)	(0.34)
—	(0.17)	(0.08)	(0.03)	— [3]	—
(0.16)	(0.41)	(0.34)	(0.32)	(0.32)	(0.34)

$10.06	$10.51	$12.56	$11.94	$11.96	$11.44

(2.74)%	(13.31)%	8.22%	2.66%	7.55%	0.68%

$7,193	$8,366	$9,834	$10,778	$16,051	$18,808
1.55%	1.55%	1.57%	1.56%	1.56%	1.56%
1.71%	1.66%	1.67%	1.70%	1.70%	1.71%
3.11%	2.07%	2.09%	2.49%	2.80%	2.91%
2.95%	1.96%	1.99%	2.35%	2.66%	2.76%
34%	71%	40%	77%	43%	42%

97

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

98

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.59	$12.66	$12.03	$12.05	$11.52	$11.79

0.21	0.36	0.39	0.41	0.44	0.45
(0.45)	(1.90)	0.71	0.01	0.53	(0.27)
(0.24)	(1.54)	1.10	0.42	0.97	0.18

(0.21)	(0.36)	(0.39)	(0.41)	(0.44)	(0.45)
—	(0.17)	(0.08)	(0.03)	— [3]	—
(0.21)	(0.53)	(0.47)	(0.44)	(0.44)	(0.45)

$10.14	$10.59	$12.66	$12.03	$12.05	$11.52

(2.22)%	(12.48)%	9.34%	3.70%	8.68%	1.61%

$229,991	$369,318	$209,447	$135,801	$134,112	$77,396
0.55%	0.55%	0.57%	0.56%	0.56%	0.56%
0.71%	0.66%	0.67%	0.70%	0.70%	0.71%
4.11%	3.07%	3.09%	3.49%	3.80%	3.91%
3.95%	2.96%	2.99%	3.35%	3.66%	3.76%
34%	71%	40%	77%	43%	42%

99

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

100

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.01	$12.63	$12.26	$12.28	$11.76	$12.06

0.18	0.33	0.33	0.35	0.37	0.37
(0.30)	(1.62)	0.37	(0.02)	0.52	(0.30)
(0.12)	(1.29)	0.70	0.33	0.89	0.07

(0.18)	(0.33)	(0.33)	(0.35)	(0.37)	(0.37)
(0.18)	(0.33)	(0.33)	(0.35)	(0.37)	(0.37)

$10.71	$11.01	$12.63	$12.26	$12.28	$11.76

(1.08)%	(10.33)%	5.79%	2.76%	7.71%	0.57%

$428,933	$452,772	$564,932	$106,135	$123,691	$136,653
0.75%	0.71%	0.65%	0.65%	0.65%	0.71%
0.89%	0.87%	0.88%	0.91%	0.91%	0.92%
3.32%	2.80%	2.64%	2.87%	3.11%	3.10%
3.18%	2.64%	2.41%	2.61%	2.85%	2.89%
23%	59%	23%	27%	25%	32%

101

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

102

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.00	$12.62	$12.25	$12.27	$11.75	$12.05

0.14	0.24	0.23	0.24	0.27	0.27
(0.30)	(1.62)	0.37	(0.02)	0.52	(0.30)
(0.16)	(1.38)	0.60	0.22	0.79	(0.03)

(0.14)	(0.24)	(0.23)	(0.24)	(0.27)	(0.27)
(0.14)	(0.24)	(0.23)	(0.24)	(0.27)	(0.27)

$10.70	$11.00	$12.62	$12.25	$12.27	$11.75

(1.46)%	(11.04)%	4.90%	1.89%	6.81%	(0.28)%

$5,623	$6,872	$7,497	$11,864	$22,874	$28,002
1.50%	1.50%	1.50%	1.50%	1.50%	1.56%
1.64%	1.62%	1.63%	1.66%	1.66%	1.67%
2.57%	2.01%	1.79%	2.02%	2.26%	2.25%
2.43%	1.89%	1.66%	1.86%	2.10%	2.14%
23%	59%	23%	27%	25%	32%

103

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

104

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.11	$12.75	$12.38	$12.40	$11.87	$12.17

0.19	0.36	0.35	0.37	0.39	0.39
(0.30)	(1.64)	0.37	(0.02)	0.53	(0.30)
(0.11)	(1.28)	0.72	0.35	0.92	0.09

(0.19)	(0.36)	(0.35)	(0.37)	(0.39)	(0.39)
(0.19)	(0.36)	(0.35)	(0.37)	(0.39)	(0.39)

$10.81	$11.11	$12.75	$12.38	$12.40	$11.87

(0.94)%	(10.17)%	5.92%	2.92%	7.92%	0.75%

$645,022	$609,586	$649,184	$453,727	$399,830	$377,445
0.50%	0.50%	0.50%	0.50%	0.50%	0.56%
0.64%	0.62%	0.63%	0.66%	0.66%	0.67%
3.57%	3.01%	2.79%	3.02%	3.26%	3.25%
3.43%	2.89%	2.66%	2.86%	3.10%	3.14%
23%	59%	23%	27%	25%	32%

105

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

106

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.35	$12.04	$11.15	$11.48	$11.00	$11.05

0.22	0.44	0.42	0.44	0.46	0.46
(0.52)	(1.67)	0.91	(0.33)	0.48	(0.05)
(0.30)	(1.23)	1.33	0.11	0.94	0.41

(0.22)	(0.43)	(0.42)	(0.44)	(0.46)	(0.46)
(0.04)	(0.03)	(0.02)	—	—	—
(0.26)	(0.46)	(0.44)	(0.44)	(0.46)	(0.46)

$9.79	$10.35	$12.04	$11.15	$11.48	$11.00

(2.90)%	(10.49)%	12.12%	1.06%	8.81%	3.80%

$296,969	$261,839	$247,542	$182,214	$208,549	$200,493
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.87%	0.88%	0.88%	0.91%	0.90%	0.91%
4.54%	3.94%	3.65%	3.99%	4.22%	4.19%
4.52%	3.91%	3.62%	3.93%	4.17%	4.13%
11%	56%	16%	44%	33%	19%

107

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

108

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.39	$12.09	$11.20	$11.52	$11.04	$11.09

0.18	0.35	0.33	0.36	0.38	0.38
(0.52)	(1.67)	0.91	(0.32)	0.48	(0.05)
(0.34)	(1.32)	1.24	0.04	0.86	0.33

(0.18)	(0.35)	(0.33)	(0.36)	(0.38)	(0.38)
(0.04)	(0.03)	(0.02)	—	—	—
(0.22)	(0.38)	(0.35)	(0.36)	(0.38)	(0.38)

$9.83	$10.39	$12.09	$11.20	$11.52	$11.04

(3.24)%	(11.18)%	11.25%	0.41%	7.98%	3.03%

$43,215	$46,410	$58,285	$68,993	$91,184	$92,155
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.62%	1.63%	1.63%	1.66%	1.65%	1.66%
3.79%	3.19%	2.90%	3.24%	3.47%	3.44%
3.77%	3.16%	2.87%	3.18%	3.42%	3.38%
11%	56%	16%	44%	33%	19%

109

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

110

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.45	$12.15	$11.26	$11.58	$11.10	$11.15

0.23	0.47	0.45	0.47	0.49	0.49
(0.52)	(1.68)	0.91	(0.32)	0.48	(0.05)
(0.29)	(1.21)	1.36	0.15	0.97	0.44

(0.23)	(0.46)	(0.45)	(0.47)	(0.49)	(0.49)
(0.04)	(0.03)	(0.02)	—	—	—
(0.27)	(0.49)	(0.47)	(0.47)	(0.49)	(0.49)

$9.89	$10.45	$12.15	$11.26	$11.58	$11.10

(2.73)%	(10.22)%	12.32%	1.44%	9.03%	4.07%

$1,660,343	$1,544,505	$1,452,944	$1,095,548	$1,141,973	$1,017,167
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.62%	0.63%	0.63%	0.66%	0.65%	0.66%
4.79%	4.19%	3.90%	4.24%	4.47%	4.44%
4.77%	4.16%	3.87%	4.18%	4.42%	4.38%
11%	56%	16%	44%	33%	19%

111

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds	February 28, 2023 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to December 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year or for shares of Delaware Tax-Free USA Intermediate Fund prior to December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund on or after December 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

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Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Funds’ Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2023, and for all open tax years (years ended August 31, 2019 – August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

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Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s

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average daily net assets from September 1, 2022 through February 28, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum)
Delaware Tax-Free USA Fund	0.55%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$20,004
Delaware Tax-Free USA Intermediate Fund	26,596
Delaware National High-Yield Municipal Bond Fund	36,518

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$142,931
Delaware Tax-Free USA Intermediate Fund	252,320

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Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware National High-Yield Municipal Bond Fund	$644,220

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$9,662
Delaware Tax-Free USA Intermediate Fund	12,556
Delaware National High-Yield Municipal Bond Fund	20,412

For the six months ended February 28, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free USA Fund	$8,035
Delaware Tax-Free USA Intermediate Fund	2,643

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Fund	Class A
Delaware National High-Yield Municipal Bond Fund	$6,233

For the six months ended February 28, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$31,544	$156
Delaware Tax-Free USA Intermediate Fund	1,504	427
Delaware National High-Yield Municipal Bond Fund	22,891	1,192

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2023, were executed by each Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended February 28, 2023, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free USA Fund	$—	$2,900,286	$—
Delaware Tax-Free USA Intermediate Fund	—	3,000,049	—
Delaware National High-Yield Municipal Bond Fund	7,920,966	—	—

Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund did not have any realized gains (losses) during the six months ended February 28, 2023.

*	The aggregate contractual waiver period covering this report is from December 29, 2021 through December 29, 2023.

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Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments

For the six months ended February 28, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$251,784,414	$377,401,178
Delaware Tax-Free USA Intermediate Fund	276,977,176	231,335,804
Delaware National High-Yield Municipal Bond Fund	427,832,008	207,179,356

At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free USA Fund	$762,906,012	$8,280,603	$(55,515,064)	$(47,234,461)
Delaware Tax-Free USA Intermediate Fund	1,103,444,341	15,491,134	(51,038,624)	(35,547,490)
Delaware National High-Yield Municipal Bond Fund	2,125,584,012	36,910,543	(177,393,431)	(140,482,888)

At August 31, 2022, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Fund	$30,578,460	$—	$30,578,460
Delaware Tax-Free USA Intermediate Fund	39,375,633	1,482,641	40,858,274

At August 31, 2022, there were no capital loss carryforwards for Delaware National High-Yield Municipal Bond Fund.

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US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2023:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$713,171,551
Short-Term Investments	2,500,000
Total Value of Securities	$715,671,551

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,054,121,851
Short-Term Investments	13,775,000
Total Value of Securities	$1,067,896,851

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,934,826,124
Short-Term Investments	50,275,000
Total Value of Securities	$1,985,101,124

During the six months ended February 28, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2023, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/23	8/31/22	2/28/23	8/31/22	2/28/23	8/31/22
Shares sold:
Class A	4,252,884	21,643,136	3,605,604	3,867,874	10,152,427	12,029,757
Class C	137,969	317,604	77,528	239,606	1,049,865	1,024,094
Institutional Class	11,385,399	30,397,160	30,817,789	44,237,789	110,916,555	97,284,036

Shares issued upon reinvestment of dividends and distributions:
Class A	877,890	2,523,875	599,463	1,056,330	660,535	833,394
Class C	12,096	28,962	7,208	12,554	92,770	146,115
Institutional Class	409,568	833,445	927,610	1,495,970	3,718,274	4,757,740
	17,075,806	55,744,182	36,035,202	50,910,123	126,590,426	116,075,136

Shares redeemed:
Class A	(8,016,921)	(48,417,109)	(5,285,389)	(8,512,381)	(5,789,677)	(8,128,802)
Class C	(231,230)	(333,039)	(184,131)	(221,305)	(1,214,053)	(1,526,414)
Institutional Class	(23,984,239)	(12,898,965)	(26,942,604)	(41,779,806)	(94,533,229)	(73,781,566)
	(32,232,390)	(61,649,113)	(32,412,124)	(50,513,492)	(101,536,959)	(83,436,782)

Net increase (decrease)	(15,156,584)	(5,904,931)	3,623,078	396,631	25,053,467	32,638,354

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Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2023 and the year ended August 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund
Six months ended
2/28/23	354,489	5,622	—	5,636	351,685	$3,791,892
Year ended
8/31/22	11,172	6,613	—	6,620	11,085	201,168

Delaware Tax-Free USA Intermediate Fund
Six months ended
2/28/23	80,816	617	—	616	80,056	899,938
Year ended
8/31/22	18,956	1,239	—	1,238	18,791	244,139

Delaware National High-Yield Municipal Bond Fund
Six months ended
2/28/23	486,947	5,948	19,341	21,243	487,207	5,255,474
Year ended
8/31/22	55,160	45,255	—	11,151	88,682	1,181,043

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is

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allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of February 28, 2023, or at any time during the period then ended.

6. Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and

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Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

6. Securities Lending (continued)

provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended February 28, 2023, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended February 28, 2023, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

7. Geographic, Credit, and Market Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial

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instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

As of February 28, 2023, Delaware Tax-Free USA Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico, which constituted approximately 13.31% and 20.04%, respectively, of the Fund’s net assets. As of February 28, 2023, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 10.55%, 17.52%, and 10.38%, respectively, of the Fund’s net assets. As of February 28, 2023, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 11.08%, 10.37%, and 14.70%, respectively, the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally

125

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

7. Geographic, Credit, and Market Risks (continued)

recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the

126

day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds (ETFs); and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in the Funds’ financial statements.

127

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

128

Semiannual report

Fixed income mutual funds Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of February 28, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2022 to February 28, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In

1

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$990.10	0.85%	$4.19
Class C	1,000.00	986.50	1.60%	7.88
Institutional Class	1,000.00	991.30	0.60%	2.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$998.80	0.81%	$4.01
Class C	1,000.00	995.10	1.56%	7.72
Institutional Class	1,000.00	1,001.00	0.56%	2.78
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

2

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$985.60	0.87%	$4.28
Class C	1,000.00	982.00	1.62%	7.96
Institutional Class	1,000.00	987.80	0.62%	3.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.48	0.87%	$4.36
Class C	1,000.00	1,016.76	1.62%	8.10
Institutional Class	1,000.00	1,021.72	0.62%	3.11

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.63%
Corporate Revenue Bond	0.14%
Education Revenue Bonds	20.78%
Electric Revenue Bonds	8.37%
Healthcare Revenue Bonds	29.64%
Housing Revenue Bonds	0.50%
Industrial Development Revenue/Pollution Control Revenue Bonds	1.98%
Lease Revenue Bonds	1.99%
Local General Obligation Bonds	13.15%
Pre-Refunded/Escrowed to Maturity Bonds	2.19%
Special Tax Revenue Bonds	4.66%
State General Obligation Bonds	7.82%
Transportation Revenue Bonds	5.90%
Water & Sewer Revenue Bonds	1.51%
Short-Term Investments	0.54%
Total Value of Securities	99.17%
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	93.69%
Puerto Rico	5.48%
Total Value of Securities	99.17%

4

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.42%
Education Revenue Bonds	15.80%
Electric Revenue Bonds	6.40%
Healthcare Revenue Bonds	30.82%
Housing Revenue Bonds	0.66%
Industrial Development Revenue/Pollution Control Revenue Bond	1.80%
Lease Revenue Bonds	2.85%
Local General Obligation Bonds	21.56%
Pre-Refunded/Escrowed to Maturity Bonds	0.42%
Special Tax Revenue Bonds	3.10%
State General Obligation Bonds	8.65%
Transportation Revenue Bonds	4.67%
Water & Sewer Revenue Bonds	1.69%
Total Value of Securities	98.42%
Receivables and Other Assets Net of Liabilities	1.58%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.17%
Puerto Rico	3.25%
Total Value of Securities	98.42%

5

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.82%
Corporate Revenue Bond	0.41%
Education Revenue Bonds	25.29%
Electric Revenue Bonds	3.82%
Healthcare Revenue Bonds	34.58%
Housing Revenue Bonds	1.52%
Industrial Development Revenue/Pollution Control Revenue Bond	2.30%
Lease Revenue Bonds	2.27%
Local General Obligation Bonds	7.52%
Pre-Refunded/Escrowed to Maturity Bonds	2.08%
Special Tax Revenue Bonds	5.20%
State General Obligation Bonds	5.84%
Transportation Revenue Bonds	4.04%
Water & Sewer Revenue Bonds	0.95%
Short-Term Investments	1.72%
Total Value of Securities	97.54%
Receivables and Other Assets Net of Liabilities	2.46%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	92.48%
Puerto Rico	5.06%
Total Value of Securities	97.54%

6

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.63%
Corporate Revenue Bond — 0.14%
Cottonwood Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$735,370
		735,370
Education Revenue Bonds — 20.78%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	750,070
Series A 4.25% 7/1/47	1,550,000	1,190,369
Series A 4.375% 7/1/52	400,000	304,056
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,135,565
Series A 5.00% 3/1/39	385,000	350,550
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	242,410
Series A 5.00% 7/1/45	1,705,000	1,565,241
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,000,680
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	657,916
Series A 5.00% 11/1/48	2,800,000	2,485,560
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	378,511
Forest Lake Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	385,900
Series A 5.375% 8/1/50	1,690,000	1,623,228
Series A 5.50% 8/1/36	580,000	582,389
Series A 5.75% 8/1/44	1,190,000	1,193,606
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	744,628
Series A 5.00% 7/1/47	2,290,000	2,052,527
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	565,755

7

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/44	2,545,000	$2,332,365
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	714,158
Series A 5.50% 6/1/57	500,000	474,890
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	288,084
Series A 144A 5.375% 7/1/42 #	880,000	821,295
Series A 144A 5.50% 7/1/52 #	1,440,000	1,322,525
Series A 144A 5.50% 7/1/57 #	1,120,000	1,016,310
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	471,180
5.50% 8/1/49	2,260,000	2,266,260
Minnesota Higher Education Facilities Authority Revenue
Series A 5.00% 10/1/32	715,000	763,112
(Bethel University)
5.00% 5/1/37	2,750,000	2,605,350
5.00% 5/1/47	250,000	219,453
(Carleton College)
4.00% 3/1/35	1,000,000	1,021,370
4.00% 3/1/36	415,000	420,756
5.00% 3/1/44	1,275,000	1,344,755
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	902,210
(College of St. Scholastica)
4.00% 12/1/29	280,000	274,506
4.00% 12/1/30	290,000	283,202
4.00% 12/1/33	500,000	477,695
4.00% 12/1/34	500,000	471,655
4.00% 12/1/40	1,200,000	1,045,032
(Gustavus Adolphus College)
5.00% 10/1/47	6,600,000	6,735,630
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	898,730
Series A 5.00% 10/1/35	875,000	920,281
Series A 5.00% 10/1/45	2,120,000	2,161,467
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	520,400

8

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. John’s University)
Series 8-I 5.00% 10/1/33	250,000	$259,933
(St. Olaf College)
3.00% 10/1/38	1,000,000	840,070
4.00% 10/1/50	565,000	519,766
Series 8-G 5.00% 12/1/31	670,000	696,499
Series 8-G 5.00% 12/1/32	670,000	696,318
Series 8-N 4.00% 10/1/35	500,000	502,730
(Trustees of the Hamline University)
Series B 5.00% 10/1/37	955,000	967,272
Series B 5.00% 10/1/38	1,000,000	1,010,700
Series B 5.00% 10/1/39	940,000	948,733
Series B 5.00% 10/1/40	625,000	629,750
Series B 5.00% 10/1/47	1,060,000	1,063,487
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,452,654
4.00% 10/1/37	750,000	741,375
4.00% 10/1/44	1,800,000	1,676,088
5.00% 10/1/40	2,395,000	2,507,517
Series 8-L 5.00% 4/1/35	1,250,000	1,310,525
Series A 4.00% 10/1/34	400,000	407,008
Series A 4.00% 10/1/36	500,000	500,660
Series A 5.00% 10/1/35	1,720,000	1,869,330
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	715,000	585,056
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	4,990,000	5,335,009
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	496,777
Series A 5.00% 9/1/44	1,165,000	1,030,431
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	644,201
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	1,627,245
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	210,000	207,054

9

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	735,000	$722,329
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	250,000	231,272
Series A 5.75% 9/1/46	1,000,000	1,001,620
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	433,515
Series A 4.125% 9/1/47	1,750,000	1,392,387
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,352,074
University of Minnesota
Series A 5.00% 4/1/34	3,040,000	3,178,320
Series A 5.00% 9/1/34	1,125,000	1,224,349
Series A 5.00% 4/1/35	3,175,000	3,312,858
Series A 5.00% 4/1/36	2,650,000	2,763,500
Series A 5.00% 4/1/37	1,125,000	1,171,845
Series A 5.00% 11/1/39	5,880,000	6,462,414
Series A 5.00% 9/1/40	1,560,000	1,657,562
Series A 5.00% 9/1/41	750,000	796,845
Series A 5.00% 9/1/42	1,000,000	1,061,530
		105,270,240
Electric Revenue Bonds — 8.37%
Central Minnesota Municipal Power Agency Revenue
(Brookings - Southeast Twin Cities Transmission Project)
4.00% 1/1/42 (AGM)	340,000	331,554
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/30	1,150,000	1,201,969
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	973,200
5.00% 10/1/29	395,000	405,594
5.00% 10/1/30	500,000	513,255
5.00% 10/1/33	1,205,000	1,233,582
5.00% 10/1/47	2,000,000	2,071,420
Series A 5.00% 10/1/30	1,060,000	1,088,101
Series A 5.00% 10/1/34	750,000	767,790
Series A 5.00% 10/1/35	1,525,000	1,560,456

10

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$565,731
5.00% 1/1/28	350,000	367,066
5.00% 1/1/28	210,000	224,513
5.00% 1/1/29	585,000	614,174
5.00% 1/1/29	220,000	235,384
5.00% 1/1/30	520,000	545,787
5.00% 1/1/31	200,000	213,106
5.00% 1/1/32	210,000	223,257
5.00% 1/1/35	160,000	168,760
5.00% 1/1/36	180,000	188,905
5.00% 1/1/41	400,000	412,516
Series A 5.00% 1/1/26	425,000	425,578
Series A 5.00% 1/1/31	520,000	520,645
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	299,925
Series AAA 5.25% 7/1/25 ‡	250,000	174,063
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,307,812
Series WW 5.00% 7/1/28 ‡	1,775,000	1,233,625
Series WW 5.25% 7/1/33 ‡	1,250,000	878,125
Series XX 4.75% 7/1/26 ‡	260,000	180,050
Series XX 5.25% 7/1/40 ‡	750,000	526,875
Series XX 5.75% 7/1/36 ‡	925,000	654,437
Series ZZ 4.75% 7/1/27 ‡	210,000	145,425
Series ZZ 5.25% 7/1/24 ‡	350,000	243,688
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,450,214
Series A 5.00% 12/1/47	2,265,000	2,341,852
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,355,536
Series A 5.00% 1/1/42	1,500,000	1,608,150
Series A 5.00% 1/1/46	2,000,000	2,054,900
Series A 5.00% 1/1/47	3,130,000	3,334,326
(Capital Appreciation)
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,678,100
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	1,235,000	1,275,175
Series A 4.00% 10/1/31	885,000	909,603
Series A 4.00% 10/1/33	365,000	372,734

11

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	1,000,000	$1,133,470
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	1,300,000	1,378,325
		42,388,753
Healthcare Revenue Bonds — 29.64%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	306,730
5.125% 11/1/49	1,100,000	919,160
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	387,920
4.00% 9/1/61	500,000	368,620
(PHS Senior Housing, Inc. Orchard Path Project)
5.00% 9/1/43	465,000	451,645
5.00% 9/1/58	3,220,000	2,998,271
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	953,037
2nd Tier Series B 5.25% 1/1/37	480,000	334,704
4th Tier Series D 7.00% 1/1/37	1,585,000	1,081,762
4th Tier Series D 7.25% 1/1/52	2,580,000	1,603,264
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	2,350,000	1,898,588
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	450,000	409,176
5.00% 6/1/48	1,000,000	846,660
5.00% 6/1/53	2,450,000	2,015,958
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	477,475
4.00% 11/1/41	2,000,000	1,792,680
4.50% 11/1/34	1,700,000	1,701,241
5.00% 11/1/24	600,000	610,404
5.00% 11/1/26	500,000	507,860

12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	$414,790
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	88,214
5.00% 5/1/44	1,500,000	1,272,075
5.00% 5/1/51	1,585,000	1,295,183
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	271,211
Series A 144A 5.00% 8/1/46 #	2,380,000	2,154,590
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	641,021
Series A 5.00% 4/1/40	705,000	608,584
Series A 5.00% 4/1/48	315,000	255,906
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	1,913,300
Series A 5.00% 2/15/53	2,850,000	2,879,925
Series A 5.00% 2/15/58	4,100,000	4,141,246
Series A 5.25% 2/15/58	7,250,000	7,430,960
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	582,760
Series A 4.00% 6/15/34	215,000	206,707
Series A 4.00% 6/15/36	590,000	547,390
Series A 4.00% 6/15/36	400,000	371,112
Series A 4.00% 6/15/37	380,000	345,960
Series A 4.00% 6/15/38	150,000	134,529
Series A 4.00% 6/15/39	150,000	132,894
Series B 5.25% 6/15/52	500,000	503,095
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	499,975
4.00% 4/1/25	660,000	651,987
4.00% 4/1/31	60,000	58,945
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	569,593

13

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.75% 2/1/44	500,000	$411,035
(St. John’s Lutheran Home of Albert Lea Project)
Series A 5.375% 10/1/44	400,000	262,772
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,839,640
5.00% 5/1/27	1,400,000	1,466,052
5.00% 5/1/29	1,000,000	1,047,060
5.00% 5/1/30	850,000	890,477
5.00% 5/1/31	500,000	522,865
5.00% 5/1/32	500,000	520,555
(North Memorial Health Care)
4.00% 9/1/35	350,000	331,121
5.00% 9/1/31	1,000,000	1,028,160
5.00% 9/1/32	1,000,000	1,025,350
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	2,852,465
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	4,500,000	4,347,000
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	4,922,232
Series A 5.00% 11/15/33	500,000	516,210
Series A 5.00% 11/15/34	500,000	514,910
Series A 5.00% 11/15/35	1,500,000	1,578,420
Series A 5.00% 11/15/44	1,000,000	1,011,230
Series A 5.00% 11/15/49	6,615,000	6,715,548
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	456,455
5.25% 11/1/45	1,950,000	1,741,136
5.375% 11/1/50	455,000	407,798
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,670,900
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	3,230,000	3,238,689

14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	7,850,000	$7,979,996
5.00% 11/15/57	7,250,000	7,786,282
Series B 5.00% 11/15/36	1,950,000	2,277,678
Sartell Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
Series A 5.00% 9/1/32	1,000,000	944,990
Series A 5.00% 9/1/35	250,000	227,005
Series A 5.30% 9/1/37	1,200,000	1,112,832
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,149,012
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	915,558
5.00% 9/1/24	575,000	585,603
5.00% 9/1/25	750,000	763,477
5.00% 9/1/26	575,000	585,545
5.00% 9/1/27	405,000	412,403
5.00% 9/1/28	425,000	432,642
5.00% 9/1/29	425,000	432,591
5.00% 9/1/34	730,000	738,052
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	4,806,727
5.00% 5/1/48	4,690,000	4,787,552
Series A 4.00% 5/1/37	1,765,000	1,712,897
Series A 5.00% 5/1/46	5,275,000	5,368,156
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	306,351
(Episcopal Homes Project)
5.125% 5/1/48	3,100,000	2,571,729
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,208,920
Series A 5.00% 11/15/47	1,560,000	1,581,559
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/33	4,760,000	4,912,511

15

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Healthpartners Obligated Group)
Series A 5.00% 7/1/30	2,200,000	$2,277,044
(Marian Center Project)
Series A 5.375% 5/1/43	500,000	414,740
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	465,035
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	425,385
4.00% 8/1/44	800,000	641,440
5.00% 8/1/49	1,000,000	917,710
5.00% 8/1/54	875,000	791,779
West St. Paul Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	219,898
4.75% 11/1/52	750,000	632,557
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	2,105,000	1,811,837
		150,152,680
Housing Revenue Bonds — 0.50%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	630,000	462,136
Series I 2.20% 1/1/51	1,195,000	808,406
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,269,073
		2,539,615
Industrial Development Revenue/Pollution Control Revenue Bonds — 1.98%
Minnesota Municipal Gas Agency Revenue
(Subordinate)
Series A 4.00% 12/1/52 ●	2,000,000	2,006,420
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	8,665,000	8,016,511
		10,022,931

16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 1.99%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	1,250,000	$1,041,487
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,250,000	1,252,425
Series A 5.00% 6/1/43	3,835,000	3,840,561
Minnesota Housing Finance Agency
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	682,143
Series C 5.00% 8/1/34	1,565,000	1,597,270
Series C 5.00% 8/1/35	1,645,000	1,675,499
		10,089,385
Local General Obligation Bonds — 13.15%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	625,822
Series A 3.00% 2/1/45	2,600,000	2,120,794
Blooming Prairie Independent School District No. 756
(School Building)
Series A 3.00% 2/1/33	200,000	199,882
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,528,785
Series A 4.00% 2/1/42	3,500,000	3,537,975
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	936,707
Series A 4.00% 2/1/29	1,800,000	1,835,046
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	915,000	902,611
Series A 4.00% 2/1/42	2,260,000	2,216,111
Series A 4.00% 2/1/43	1,925,000	1,874,930
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	2,012,652

17

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Minneapolis
(Green Bonds)
3.00% 12/1/40	1,875,000	$1,618,069
3.00% 12/1/42	3,400,000	2,846,480
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,047,100
Series A 5.00% 2/1/33	3,585,000	3,744,712
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	1,250,000	1,270,650
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,555,000	1,326,757
Hennepin County
Series A 5.00% 12/1/36	940,000	993,674
Series A 5.00% 12/1/37	2,850,000	3,090,369
Series A 5.00% 12/1/37	1,000,000	1,056,380
Series A 5.00% 12/1/38	3,310,000	3,576,257
Series B 5.00% 12/1/30	1,000,000	1,071,670
Series C 5.00% 12/1/28	1,500,000	1,687,035
Series C 5.00% 12/1/30	1,245,000	1,334,229
Series C 5.00% 12/1/37	3,000,000	3,169,140
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	1,865,000	2,177,313
Minneapolis Special School District No. 1
Series A 4.00% 2/1/37	600,000	609,036
Series A 4.00% 2/1/38	625,000	628,844
Series B 4.00% 2/1/36	945,000	968,209
Series B 4.00% 2/1/37	1,255,000	1,273,900
Series B 4.00% 2/1/38	1,305,000	1,313,026
Series B 4.00% 2/1/39	600,000	609,636
Series D 5.00% 2/1/33	1,710,000	1,956,958
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	3,000,000	3,020,040
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,336,671
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	1,960,805

18

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Paul Independent School District No. 625
(School Building)
Series D 4.00% 2/1/32	200,000	$209,404
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	1,950,000	2,115,107
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	3,400,000	2,802,960
		66,605,746
Pre-Refunded/Escrowed to Maturity Bonds — 2.19%
Rochester Electric Utility Revenue
Series B 5.00% 12/1/31-23 §	1,365,000	1,383,973
Series B 5.00% 12/1/33-23 §	300,000	304,170
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/33-23 §	650,000	653,673
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	954,481
Series A 5.00% 11/15/30-25 §	670,000	702,749
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,061,760
Series A 5.00% 1/1/46-24 §	3,000,000	3,046,320
		11,107,126
Special Tax Revenue Bonds — 4.66%
Commonwealth of Puerto Rico
3.799% 11/1/51 ●	3,501,999	1,199,435
(Restructured)
3.171% 11/1/43 ●	1,169,897	504,518
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	254,970
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	704,770
Series A-1 0.528% 7/1/51 ^	31,552,000	5,953,231
Series A-1 4.75% 7/1/53	12,700,000	11,384,026
Series A-1 5.00% 7/1/58	1,500,000	1,391,700
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	671,624

19

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/31	1,500,000	$1,537,080
		23,601,354
State General Obligation Bonds — 7.82%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	191,584	163,845
Series A-1 4.00% 7/1/41	988,988	816,963
Minnesota State
Series A 4.00% 9/1/38	625,000	649,631
Series A 5.00% 8/1/30	1,250,000	1,401,163
Series A 5.00% 8/1/35	2,975,000	3,280,860
Series A 5.00% 8/1/39	1,000,000	1,141,460
Series A 5.00% 8/1/41	1,500,000	1,693,560
(State Trunk Highway)
Series E 5.00% 10/1/26	4,875,000	5,234,336
(Various Purposes)
Series A 4.00% 9/1/40	1,410,000	1,452,497
Series A 5.00% 8/1/27	2,875,000	3,010,096
Series A 5.00% 8/1/29	1,000,000	1,046,270
Series A 5.00% 8/1/32	3,875,000	3,980,826
Series A 5.00% 8/1/33	2,075,000	2,314,061
Series A 5.00% 10/1/33	1,000,000	1,098,090
Series A 5.00% 8/1/35	500,000	560,050
Series A 5.00% 8/1/38	2,450,000	2,670,010
Series D 5.00% 8/1/26	6,000,000	6,419,340
Series D 5.00% 8/1/27	2,525,000	2,691,297
		39,624,355
Transportation Revenue Bonds — 5.90%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	1,000,000	1,041,540
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,090,760
(Senior)
Series C 5.00% 1/1/29	410,000	440,980
Series C 5.00% 1/1/33	850,000	908,522
Series C 5.00% 1/1/36	600,000	634,530
Series C 5.00% 1/1/41	600,000	623,514
Series C 5.00% 1/1/46	1,595,000	1,642,818

20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	$1,012,450
Series A 5.00% 1/1/44	3,000,000	3,130,200
Series B 5.00% 1/1/31 (AMT)	960,000	1,032,144
Series B 5.00% 1/1/35	1,205,000	1,307,835
Series B 5.00% 1/1/44 (AMT)	12,600,000	12,942,468
Series B 5.00% 1/1/47 (AMT)	1,000,000	1,027,420
Series B 5.00% 1/1/49 (AMT)	2,000,000	2,037,700
		29,872,881
Water & Sewer Revenue Bonds — 1.51%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,263,333
Series C 4.00% 3/1/32	3,225,000	3,360,933
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,032,290
		7,656,556
Total Municipal Bonds (cost $523,977,876)		499,666,992

Short-Term Investments — 0.54%
Variable Rate Demand Notes — 0.54%¤
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series C 2.65% 11/15/48
(LOC – Wells Fargo Bank N.A.)	1,760,000	1,760,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
Series B-2 2.45% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $2,760,000)		2,760,000
Total Value of Securities—99.17%
(cost $526,737,876)		$502,426,992

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

21

Schedules of investments

Delaware Tax-Free Minnesota Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $15,555,279, which represents 3.07% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

22

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.42%
Education Revenue Bonds — 15.80%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$379,500
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	458,296
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	304,158
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	375,952
Forest Lake Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	421,730
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	530,026
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	250,000	238,052
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	500,000	480,140
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	526,318
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	750,000	743,423
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	461,979
5.00% 10/1/35	555,000	584,964
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	594,239
(St. John’s University)
Series 8-I 5.00% 10/1/31	130,000	135,360
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	129,944
Series 8-G 5.00% 12/1/32	125,000	129,910
(University of St. Thomas)
4.00% 10/1/36	300,000	300,549
5.00% 10/1/34	350,000	382,088

23

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
5.00% 10/1/35	750,000	$817,117
Series 7-U 4.00% 4/1/26	1,400,000	1,400,840
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	284,454
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	140,634
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	1,000,000	942,120
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	244,125
University of Minnesota
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/36	200,000	239,716
		11,245,634
Electric Revenue Bonds — 6.40%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project)
3.00% 1/1/38 (AGM)	300,000	262,191
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	250,000	261,675
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	513,410
Series A 5.00% 10/1/30	240,000	246,362
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	157,481
5.00% 1/1/30	235,000	250,771
5.00% 1/1/31	350,000	367,258
Series A 5.00% 1/1/25	200,000	200,230
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	321,390
Series A 5.00% 12/1/29	500,000	534,000
Series A 5.00% 12/1/31	575,000	612,841
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	375,000	388,035

24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	425,000	$438,825
		4,554,469
Healthcare Revenue Bonds — 30.82%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	258,803
Apple Valley Senior Living Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/61	370,000	272,779
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	380,000	318,394
3rd Tier Series C 5.00% 1/1/32	400,000	290,696
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	250,000	201,978
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	227,320
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	81,099
4.00% 9/1/39	100,000	74,677
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	400,000	352,856
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	464,933
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	775,695
Series A 5.00% 2/15/53	800,000	808,400
Series A 5.25% 2/15/58	750,000	768,720
(St. Luke’s Hospital of Duluth Obligated Group)
Series B 5.25% 6/15/47	500,000	506,285
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	266,541

25

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	153,334	$148,817
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	459,910
5.00% 5/1/28	1,000,000	1,046,700
(North Memorial Health Care)
5.00% 9/1/31	320,000	329,011
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,250,000	1,207,500
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	516,210
Series A 5.00% 11/15/33	710,000	756,058
Series A 5.00% 11/15/34	500,000	514,910
Series A 5.00% 11/15/49	1,000,000	1,015,200
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	483,842
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	290,000	290,780
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	2,500,000	2,541,400
Series B 5.00% 11/15/36	150,000	175,206
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	489,394
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	1,810,000	1,847,648
Series A 4.00% 5/1/37	240,000	232,915
Series A 5.00% 5/1/46	235,000	239,150
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,296,279

26

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	$456,975
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/33	965,000	995,918
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	124,243
5.00% 8/1/35	150,000	147,678
West St. Paul, Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	483,810
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	462,605
		21,931,335
Housing Revenue Bonds — 0.66%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	275,000	201,727
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	271,944
		473,671
Industrial Development Revenue/Pollution Control Revenue Bond — 1.80%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	1,385,000	1,281,347
		1,281,347
Lease Revenue Bonds — 2.85%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	250,000	208,297
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,100,000	1,102,134
Series A 5.00% 6/1/43	715,000	716,037
		2,026,468

27

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 21.56%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/45	500,000	$407,845
Bloomington Independent School District No. 271
(School District Credit Enhancement Program)
Series A 2.00% 2/1/27	585,000	553,638
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	130,000	128,240
Series A 4.00% 2/1/42	320,000	313,786
Series A 4.00% 2/1/43	275,000	267,847
City of Minneapolis
(Green Bonds)
3.00% 12/1/42	600,000	502,320
Duluth General Obligation Improvement
(DECC Improvement)
Series A 5.00% 2/1/30	250,000	263,128
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	415,000	354,086
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,585,650
Series A 5.00% 12/1/38	1,055,000	1,139,864
Series C 5.00% 12/1/30	1,500,000	1,607,505
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program)
Series B 4.00% 2/1/28	1,475,000	1,551,906
Marshall General Obligation Improvement
Series B 4.00% 4/1/28	275,000	290,499
Minneapolis Special School District No. 1
Series B 4.00% 2/1/39	1,360,000	1,381,842
Series B 5.00% 2/1/40	500,000	555,620
Series D 5.00% 2/1/34	250,000	285,395
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 4.00% 2/1/30	500,000	527,875
Park Rapids Independent School District No. 309
(Park Rapids Area Public Schools)
Series A 4.00% 2/1/31	605,000	651,597

28

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Plymouth General Obligation Improvement
Series A 3.00% 2/1/32	535,000	$533,550
St. Cloud General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	417,146
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	525,685
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,003,870
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	494,640
		15,343,534
Pre-Refunded/Escrowed to Maturity Bonds — 0.42%
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	173,065
Series A 5.00% 11/15/30-25 §	120,000	125,866
		298,931
Special Tax Revenue Bonds — 3.10%
Commonwealth of Puerto Rico
2.807% 11/1/43 ●	405,244	174,761
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	152,727
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	775,112
Series A-1 4.62% 7/1/46 ^	530,000	135,828
Series A-1 4.75% 7/1/53	655,000	587,129
Series A-1 5.216% 7/1/51 ^	289,000	54,529
Series A-2 4.536% 7/1/53	378,000	326,887
		2,206,973
State General Obligation Bonds — 8.65%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	179,773	148,503
Series A-1 5.625% 7/1/27	104,000	107,434

29

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 9/1/31	1,750,000	$2,062,970
Series A 5.00% 8/1/33	285,000	317,835
Series A 5.00% 8/1/34	1,000,000	1,109,150
Series D 5.00% 8/1/26	1,500,000	1,604,835
Series D 5.00% 8/1/27	250,000	266,465
Series E 5.00% 10/1/26	500,000	536,855
		6,154,047
Transportation Revenue Bonds — 4.67%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	715,000	744,701
(Subordinate)
Series A 5.00% 1/1/44	1,000,000	1,043,400
Series B 5.00% 1/1/31 (AMT)	160,000	172,024
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	456,134
Series A 4.00% 8/1/27	545,000	552,586
Series A 4.00% 8/1/28	350,000	356,531
		3,325,376
Water & Sewer Revenue Bonds — 1.69%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	590,956
Series C 4.00% 3/1/32	585,000	609,658
		1,200,614
Total Municipal Bonds (cost $72,408,590)		70,042,399
Total Value of Securities—98.42%
(cost $72,408,590)		$70,042,399

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $2,367,054, which represents 3.33% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

30

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 95.82%
Corporate Revenue Bond — 0.41%
Cottonwood
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$889,798
		889,798
Education Revenue Bonds — 25.29%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	710,464
Series A 4.25% 7/1/47	750,000	575,985
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,156,360
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	269,255
Series A 5.00% 7/1/34	250,000	242,410
Series A 5.00% 7/1/45	360,000	330,491
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,000,340
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	887,700
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	633,923
Series A 5.75% 8/1/44	585,000	586,773
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	228,742
Series A 5.00% 7/1/47	710,000	636,373
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	595,705
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	420,000	409,685
Series A 5.00% 7/1/44	495,000	453,643
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.50% 6/1/57	1,400,000	1,329,692

32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	$643,970
Series A 144A 5.50% 7/1/52 #	1,130,000	1,037,814
Series A 144A 5.50% 7/1/57 #	880,000	798,530
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	692,295
144A 5.00% 8/1/53 #	570,000	542,298
5.25% 8/1/39	800,000	802,008
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,139,915
5.00% 5/1/47	2,750,000	2,413,977
(Carleton College)
4.00% 3/1/37	635,000	639,337
(Green Bonds)
Series A 5.00% 10/1/32	500,000	554,970
(Gustavus Adolphus College)
5.00% 10/1/47	2,100,000	2,143,155
(Macalester College)
3.00% 3/1/40	365,000	307,421
3.00% 3/1/43	325,000	257,748
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	249,890
4.00% 5/1/25	200,000	200,000
4.00% 5/1/26	100,000	100,017
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	556,696
Series A 5.00% 10/1/45	670,000	683,105
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	223,310
(St. Olaf College)
4.00% 10/1/50	935,000	860,144
Series 8-G 5.00% 12/1/31	205,000	213,108
Series 8-G 5.00% 12/1/32	205,000	213,052
Series 8-N 4.00% 10/1/34	800,000	808,224
Series 8-N 4.00% 10/1/35	590,000	593,221
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	303,855
Series B 5.00% 10/1/39	1,000,000	1,009,290

33

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	800,000	$790,800
4.00% 10/1/41	1,000,000	943,480
4.00% 10/1/44	1,050,000	977,718
5.00% 10/1/40	1,365,000	1,429,128
Series A 4.00% 10/1/35	400,000	403,880
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,269,243
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	552,173
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,464,102
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	98,597
Series A 144A 5.50% 7/1/52 #	265,000	260,431
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	215,000	202,556
Series A 5.00% 9/1/43	750,000	693,818
Series A 5.00% 9/1/55	1,000,000	879,910
Series A 5.75% 9/1/46	500,000	500,810
Series A 6.00% 9/1/51	3,500,000	3,526,250
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,101,128
Series A 4.125% 9/1/47	1,250,000	994,563
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,399,395
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,002,470
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,126,426
Series A 5.00% 9/1/40	900,000	956,286
Series A 5.00% 9/1/41	620,000	658,725
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,174,900
Series A 5.00% 8/1/35	2,200,000	2,655,246

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Woodbury Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	$374,198
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	483,305
Series A 4.00% 7/1/56	575,000	405,593
		54,360,022
Electric Revenue Bonds — 3.82%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,518
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	169,503
5.00% 10/1/28	500,000	513,490
5.00% 10/1/47	745,000	771,604
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	470,000	493,439
5.00% 1/1/33	225,000	238,651
5.00% 1/1/34	200,000	211,738
Series A 5.00% 1/1/24	335,000	335,432
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	115,087
Series AAA 5.25% 7/1/25 ‡	95,000	66,144
Series CCC 5.25% 7/1/27 ‡	650,000	453,375
Series WW 5.00% 7/1/28 ‡	585,000	406,575
Series XX 4.75% 7/1/26 ‡	105,000	72,713
Series XX 5.25% 7/1/40 ‡	295,000	207,237
Series XX 5.75% 7/1/36 ‡	370,000	261,775
Series ZZ 4.75% 7/1/27 ‡	85,000	58,863
Series ZZ 5.25% 7/1/24 ‡	130,000	90,512
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	477,324
Series A 5.00% 12/1/35	500,000	527,285
Series A 5.00% 12/1/36	520,000	548,002
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	413,904
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	819,256

35

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	555,000	$588,439
		8,200,866
Healthcare Revenue Bonds — 34.58%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	334,240
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	728,683
5.00% 9/1/43	535,000	519,635
5.00% 9/1/58	1,175,000	1,094,090
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	310,899
4th Tier Series D 7.00% 1/1/37	490,000	334,425
4th Tier Series D 7.25% 1/1/52	1,495,000	929,023
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,034,125
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,226,182
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35 ‡	645,000	387,000
Center City Healthcare Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.50% 11/1/34	1,000,000	1,000,730
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	186,693
5.00% 9/1/52	1,500,000	1,180,245
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	837,579
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	334,957

36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	1,625,000	$1,446,998
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	294,167
Series A 5.00% 4/1/40	315,000	271,920
Series A 5.00% 4/1/48	185,000	150,294
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/41	930,000	738,931
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,391,625
Series A 5.00% 2/15/53	1,590,000	1,606,695
Series A 5.00% 2/15/58	1,750,000	1,767,605
Series A 5.25% 2/15/58	2,000,000	2,049,920
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	367,810
Series A 4.00% 6/15/38	400,000	358,744
Series A 4.00% 6/15/39	250,000	221,490
Series B 5.25% 6/15/52	1,000,000	1,006,190
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	181,746
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	647,265
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	90,000	59,124
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,062,392
5.00% 5/1/26	1,300,000	1,351,467
5.00% 5/1/29	500,000	523,530
(North Memorial Health Care)
4.00% 9/1/35	300,000	283,818
5.00% 9/1/30	610,000	628,007
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	837,220

37

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,000,000	$966,000
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	878,970
Series A 5.00% 11/15/33	1,200,000	1,238,904
Series A 5.00% 11/15/33	1,000,000	1,064,870
Series A 5.00% 11/15/34	500,000	514,910
Series A 5.00% 11/15/44	1,000,000	1,011,230
Series A 5.00% 11/15/49	2,450,000	2,487,240
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,523,642
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	447,216
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	369,735
4.20% 8/1/49	1,500,000	1,075,980
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	174,515
Series A 6.875% 12/1/48	1,200,000	1,203,228
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	1,500,000	1,524,840
5.00% 11/15/57	5,175,000	5,557,795
Series B 5.00% 11/15/36	500,000	584,020
Sartell Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
Series A 5.00% 9/1/35	350,000	317,807
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	702,174
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	130,079
5.00% 9/1/34	105,000	106,158

38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	$226,092
5.00% 5/1/48	4,200,000	4,287,360
Series A 4.00% 5/1/37	1,695,000	1,644,964
Series A 5.00% 5/1/46	2,630,000	2,676,446
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	801,700
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,410,303
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	581,532
Series A 5.00% 11/15/47	760,000	770,503
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,328,039
Series A 5.00% 7/1/33	2,540,000	2,621,382
(Healthpartners Obligated Group)
Series A 5.00% 7/1/30	1,000,000	1,035,020
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	829,480
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Obligated Group)
Series A 4.00% 11/1/42	700,000	549,822
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,232,760
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	419,415
4.00% 8/1/38	500,000	428,780
4.00% 8/1/39	400,000	338,748
4.00% 8/1/44	700,000	561,260
5.00% 8/1/54	750,000	678,667
West St. Paul Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,351,140
		74,338,190

39

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 1.52%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00%5/1/54	1,000,000	$813,010
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	635,000	429,571
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	102,201
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,216,592
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	702,255
		3,263,629
Industrial Development Revenue/Pollution Control Revenue Bond — 2.30%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	5,350,000	4,949,606
		4,949,606
Lease Revenue Bonds — 2.27%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	500,000	416,595
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,753,395
Series A 5.00% 6/1/43	1,000,000	1,001,450
Minnesota Housing Finance Agency
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,446,937
(State Appropriation)
5.00% 8/1/31	250,000	250,392
		4,868,769
Local General Obligation Bonds — 7.52%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	417,215
Series A 3.00% 2/1/45	750,000	611,767

40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	$369,923
Series A 4.00% 2/1/42	925,000	907,036
Series A 4.00% 2/1/43	800,000	779,192
City of Minneapolis
(Green Bonds)
3.00% 12/1/42	1,000,000	837,200
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,041,170
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	446,574
Series A 4.20% 3/1/34	750,000	703,942
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	452,207
Hennepin County
Series A 5.00% 12/1/37	910,000	986,749
Series C 5.00% 12/1/37	2,500,000	2,640,950
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,031,810
Series A 5.00% 2/1/29	1,000,000	1,030,310
Series A 5.00% 2/1/31	1,000,000	1,028,060
Minneapolis Special School District No. 1
Series A 4.00% 2/1/37	215,000	218,238
Series A 4.00% 2/1/38	220,000	221,353
Series B 4.00% 2/1/37	445,000	451,701
Series B 4.00% 2/1/38	465,000	467,860
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	705,036
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	824,400
		16,172,693
Pre-Refunded/Escrowed to Maturity Bonds — 2.08%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	503,725

41

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/27-23 §	245,000	$246,385
5.00% 7/1/28-23 §	225,000	226,271
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	288,442
Series A 5.00% 11/15/30-25 §	205,000	215,020
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	507,720
Series A 5.00% 1/1/34-24 §	450,000	456,948
Series A 5.00% 1/1/40-24 §	2,000,000	2,030,880
		4,475,391
Special Tax Revenue Bonds — 5.20%
Commonwealth of Puerto Rico
2.632% 11/1/43 ●	1,594,652	687,694
(Restructured)
Series A-1 4.00% 7/1/41	707,440	584,388
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	254,957
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	197,070
4.00% 3/1/30	260,000	250,216
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	697,998
4.00% 3/1/27	650,000	640,478
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,155,000	3,724,459
Series A-1 5.00% 7/1/58	275,000	255,145
Series A-1 5.721% 7/1/51 ^	6,809,000	1,284,722
Series A-2 4.536% 7/1/53	3,000,000	2,594,340
		11,171,467
State General Obligation Bonds — 5.84%
Minnesota State
Series A 4.00% 9/1/38	550,000	571,676
Series A 5.00% 8/1/27	750,000	785,242
Series A 5.00% 9/1/31	1,250,000	1,473,550

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/33	660,000	$736,039
Series A 5.00% 8/1/34	2,185,000	2,423,493
Series A 5.00% 8/1/39	500,000	570,730
Series A 5.00% 8/1/40	750,000	832,425
Series A 5.00% 8/1/41	860,000	970,974
Series D 5.00% 8/1/27	1,000,000	1,065,860
Series E 5.00% 10/1/26	1,085,000	1,164,975
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	1,967,299
		12,562,263
Transportation Revenue Bonds — 4.04%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	500,000	520,770
Series B 5.25% 1/1/47 (AMT)	500,000	522,690
(Senior)
Series C 5.00% 1/1/46	185,000	190,546
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,173,600
Series B 5.00% 1/1/31 (AMT)	420,000	451,563
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,208,437
Series B 5.00% 1/1/47 (AMT)	600,000	616,452
		8,684,058
Water & Sewer Revenue Bonds — 0.95%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,009,332
Series C 4.00% 3/1/32	1,000,000	1,042,150
		2,051,482
Total Municipal Bonds (cost $220,779,485)		205,988,234

Short-Term Investments — 1.72%
Variable Rate Demand Notes — 1.72% ¤
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series C 2.65% 11/15/48
(LOC – Wells Fargo Bank N.A.)	2,200,000	2,200,000

43

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1A 2.48% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	500,000	$500,000
Series B-2 2.45% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $3,700,000)		3,700,000
Total Value of Securities—97.54%
(cost $224,479,485)		$209,688,234

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $11,695,294, which represents 5.44% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

44

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

45

Statements of assets and liabilities

February 28, 2023 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$502,426,992	$70,042,399	$209,688,234
Cash	—	470,926	3,036,831
Interest receivable	5,818,887	781,678	2,579,451
Receivable for fund shares sold	2,356,086	31,081	292,785
Prepaid expenses	148,590	23,383	11,902
Other assets	4,100	605	1,586
Total Assets	510,754,655	71,350,072	215,610,789
Liabilities:
Due to custodian	796,367	—	—
Payable for fund shares redeemed	2,596,605	70,381	393,401
Other accrued expenses	299,661	80,718	148,090
Distribution payable	219,798	13,401	11,043
Investment management fees payable to affiliates	124,705	26	45,194
Distribution fees payable to affiliates	65,868	11,334	27,118
Administration expenses payable to affiliates	35,766	10,651	17,399
Total Liabilities	4,138,770	186,511	642,245
Total Net Assets	$506,615,885	$71,163,561	$214,968,544

Net Assets Consist of:
Paid-in capital	$548,629,963	$76,664,201	$236,236,381
Total distributable earnings (loss)	(42,014,078)	(5,500,640)	(21,267,837)
Total Net Assets	$506,615,885	$71,163,561	$214,968,544

46

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$294,034,353	$50,125,599	$97,989,023
Shares of beneficial interest outstanding, unlimited authorization, no par	26,504,572	5,047,085	10,016,241
Net asset value per share	$11.09	$9.93	$9.78
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.61	$10.21	$10.24

Class C:
Net assets	$10,134,692	$1,925,554	$10,167,134
Shares of beneficial interest outstanding, unlimited authorization, no par	910,504	193,488	1,037,266
Net asset value per share	$11.13	$9.95	$9.80

Institutional Class:
Net assets	$202,446,840	$19,112,408	$106,812,387
Shares of beneficial interest outstanding, unlimited authorization, no par	18,253,274	1,923,725	10,921,799
Net asset value per share	$11.09	$9.94	$9.78

* Investments, at cost	$526,737,876	$72,408,590	$224,479,485

See accompanying notes, which are an integral part of the financial statements.

47

Statements of operations

Six months ended February 28, 2023 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$9,339,873	$1,273,919	$4,189,813

Expenses:
Management fees	1,388,176	187,336	567,765
Distribution expenses — Class A	370,135	62,140	120,072
Distribution expenses — Class C	56,704	9,935	52,797
Dividend disbursing and transfer agent fees and expenses	188,877	29,789	92,404
Accounting and administration expenses	54,793	24,539	33,570
Registration fees	26,911	7,821	7,119
Reports and statements to shareholders expenses	23,917	6,183	10,096
Audit and tax fees	20,145	20,145	20,145
Legal fees	17,590	2,677	6,444
Trustees’ fees and expenses	11,917	1,701	4,527
Custodian fees	8,569	1,254	3,349
Other	30,046	12,202	19,118
	2,197,780	365,722	937,406
Less expenses waived	(261,791)	(83,766)	(121,215)
Less expenses paid indirectly	(32)	(5)	(13)
Total operating expenses	1,935,957	281,951	816,178
Net Investment Income (Loss)	7,403,916	991,968	3,373,635

48

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(11,334,080)	$(2,128,074)	$(3,836,988)
Net change in unrealized appreciation (depreciation) on investments	(1,653,730)	1,080,214	(2,952,290)
Net Realized and Unrealized Gain (Loss)	(12,987,810)	(1,047,860)	(6,789,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,583,894)	$(55,892)	$(3,415,643)

See accompanying notes, which are an integral part of the financial statements.

49

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Delaware Tax-Free Minnesota Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,403,916	$13,338,910
Net realized gain (loss)	(11,334,080)	(5,994,882)
Net change in unrealized appreciation (depreciation)	(1,653,730)	(58,761,630)
Net increase (decrease) in net assets resulting from operations	(5,583,894)	(51,417,602)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,187,710)	(7,696,597)
Class C	(117,594)	(224,436)
Institutional Class	(3,054,602)	(5,374,031)
	(7,359,906)	(13,295,064)

Capital Share Transactions:
Proceeds from shares sold:
Class A	54,744,216	78,404,017
Class C	1,013,923	1,924,033
Institutional Class	96,445,579	123,458,808

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,893,471	7,030,872
Class C	116,902	222,610
Institutional Class	1,953,002	3,728,698
	158,167,093	214,769,038

50

	Delaware Tax-Free Minnesota Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(74,445,492)	$(105,934,797)
Class C	(3,545,237)	(4,721,588)
Institutional Class	(101,960,005)	(109,837,221)
	(179,950,734)	(220,493,606)
Decrease in net assets derived from capital share transactions	(21,783,641)	(5,724,568)
Net Decrease in Net Assets	(34,727,441)	(70,437,234)

Net Assets:
Beginning of period	541,343,326	611,780,560
End of period	$506,615,885	$541,343,326

See accompanying notes, which are an integral part of the financial statements.

51

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Delaware Tax-Free Minnesota Intermediate Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$991,968	$1,813,825
Net realized gain (loss)	(2,128,074)	(858,493)
Net change in unrealized appreciation (depreciation)	1,080,214	(8,048,203)
Net increase (decrease) in net assets resulting from operations	(55,892)	(7,092,871)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(639,108)	(1,236,691)
Class C	(18,021)	(35,021)
Institutional Class	(325,203)	(539,394)
	(982,332)	(1,811,106)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,436,692	4,787,242
Class C	217,307	354,310
Institutional Class	10,010,673	16,667,624

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	562,300	1,081,064
Class C	17,995	34,988
Institutional Class	320,617	530,155
	20,565,584	23,455,383

52

	Delaware Tax-Free Minnesota Intermediate Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,479,650)	$(11,647,254)
Class C	(498,737)	(869,136)
Institutional Class	(16,549,883)	(13,305,865)
	(27,528,270)	(25,822,255)
Decrease in net assets derived from capital share transactions	(6,962,686)	(2,366,872)
Net Decrease in Net Assets	(8,000,910)	(11,270,849)

Net Assets:
Beginning of period	79,164,471	90,435,320
End of period	$71,163,561	$79,164,471

See accompanying notes, which are an integral part of the financial statements.

53

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Delaware Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,373,635	$5,933,666
Net realized gain (loss)	(3,836,988)	(2,014,639)
Net change in unrealized appreciation (depreciation)	(2,952,290)	(24,508,368)
Net increase (decrease) in net assets resulting from operations	(3,415,643)	(20,589,341)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,517,200)	(2,698,669)
Class C	(126,846)	(232,692)
Institutional Class	(1,700,287)	(2,961,633)
	(3,344,333)	(5,892,994)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,197,715	16,556,227
Class C	1,280,337	2,605,070
Institutional Class	40,563,451	55,946,931

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,466,651	2,584,003
Class C	125,592	230,068
Institutional Class	1,680,571	2,920,723
	65,314,317	80,843,022

54

	Delaware Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,312,176)	$(20,548,181)
Class C	(2,362,363)	(4,141,665)
Institutional Class	(39,278,787)	(42,013,074)
	(60,953,326)	(66,702,920)
Increase in net assets derived from capital share transactions	4,360,991	14,140,102
Net Decrease in Net Assets	(2,398,985)	(12,342,233)

Net Assets:
Beginning of period	217,367,529	229,709,762
End of period	$214,968,544	$217,367,529

See accompanying notes, which are an integral part of the financial statements.

55

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.36	$12.70	$12.49	$12.68	$12.14	$12.54

0.16	0.27	0.29	0.31	0.36	0.37
(0.27)	(1.34)	0.21	(0.16)	0.54	(0.34)
(0.11)	(1.07)	0.50	0.15	0.90	0.03

(0.16)	(0.27)	(0.29)	(0.31)	(0.36)	(0.37)
—	—	—	(0.03)	—	(0.06)
(0.16)	(0.27)	(0.29)	(0.34)	(0.36)	(0.43)

$11.09	$11.36	$12.70	$12.49	$12.68	$12.14

(0.99)%	(8.51)%	4.05%	1.30%	7.54%	0.26%

$294,034	$317,184	$375,799	$373,691	$386,790	$390,477
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.95%	0.93%	0.93%	0.93%	0.93%	0.94%
2.85%	2.25%	2.30%	2.53%	2.92%	2.99%
2.75%	2.17%	2.22%	2.45%	2.84%	2.90%
17%	24%	3%	15%	13%	16%

57

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.40	$12.75	$12.53	$12.72	$12.18	$12.58

0.11	0.18	0.20	0.22	0.27	0.28
(0.27)	(1.35)	0.22	(0.16)	0.54	(0.34)
(0.16)	(1.17)	0.42	0.06	0.81	(0.06)

(0.11)	(0.18)	(0.20)	(0.22)	(0.27)	(0.28)
—	—	—	(0.03)	—	(0.06)
(0.11)	(0.18)	(0.20)	(0.25)	(0.27)	(0.34)

$11.13	$11.40	$12.75	$12.53	$12.72	$12.18

(1.35)%	(9.23)%	3.35%	0.54%	6.73%	(0.49)%

$10,135	$12,837	$17,096	$25,219	$29,933	$35,642
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.70%	1.68%	1.68%	1.68%	1.68%	1.69%
2.10%	1.50%	1.55%	1.78%	2.17%	2.24%
2.00%	1.42%	1.47%	1.70%	2.09%	2.15%
17%	24%	3%	15%	13%	16%

59

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.36	$12.70	$12.49	$12.68	$12.14	$12.54

0.17	0.30	0.32	0.34	0.39	0.40
(0.27)	(1.34)	0.21	(0.16)	0.54	(0.34)
(0.10)	(1.04)	0.53	0.18	0.93	0.06

(0.17)	(0.30)	(0.32)	(0.34)	(0.39)	(0.40)
—	—	—	(0.03)	—	(0.06)
(0.17)	(0.30)	(0.32)	(0.37)	(0.39)	(0.46)

$11.09	$11.36	$12.70	$12.49	$12.68	$12.14

(0.87)%	(8.28)%	4.31%	1.55%	7.81%	0.51%

$202,447	$211,322	$218,886	$181,242	$169,241	$119,894
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.70%	0.68%	0.68%	0.68%	0.68%	0.69%
3.10%	2.50%	2.55%	2.78%	3.17%	3.24%
3.00%	2.42%	2.47%	2.70%	3.09%	3.15%
17%	24%	3%	15%	13%	16%

61

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.07	$11.22	$11.10	$11.25	$10.82	$11.17

0.13	0.23	0.23	0.27	0.31	0.30
(0.14)	(1.15)	0.11	(0.15)	0.43	(0.31)
(0.01)	(0.92)	0.34	0.12	0.74	(0.01)

(0.13)	(0.23)	(0.22)	(0.27)	(0.31)	(0.30)
—	—	—	—	—	(0.04)
(0.13)	(0.23)	(0.22)	(0.27)	(0.31)	(0.34)

$9.93	$10.07	$11.22	$11.10	$11.25	$10.82

(0.12)%	(8.32)%	3.13%	1.08%	7.00%	(0.01)%

$50,126	$51,298	$63,499	$57,788	$55,918	$59,284
0.81%	0.78%	0.71%	0.71%	0.71%	0.79%
1.03%	1.01%	1.00%	1.02%	1.04%	1.00%
2.59%	2.11%	2.01%	2.39%	2.87%	2.77%
2.37%	1.88%	1.72%	2.08%	2.54%	2.56%
16%	28%	7%	20%	19%	17%

63

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

64

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.09	$11.24	$11.12	$11.27	$10.84	$11.19

0.09	0.14	0.13	0.17	0.22	0.21
(0.14)	(1.15)	0.12	(0.15)	0.43	(0.31)
(0.05)	(1.01)	0.25	0.02	0.65	(0.10)

(0.09)	(0.14)	(0.13)	(0.17)	(0.22)	(0.21)
—	—	—	—	—	(0.04)
(0.09)	(0.14)	(0.13)	(0.17)	(0.22)	(0.25)

$9.95	$10.09	$11.24	$11.12	$11.27	$10.84

(0.49)%	(9.02)%	2.26%	0.22%	6.09%	(0.86)%

$1,926	$2,222	$2,990	$5,149	$7,167	$8,558
1.56%	1.56%	1.56%	1.56%	1.56%	1.64%
1.78%	1.76%	1.75%	1.77%	1.79%	1.75%
1.84%	1.33%	1.16%	1.54%	2.02%	1.92%
1.62%	1.13%	0.97%	1.33%	1.79%	1.81%
16%	28%	7%	20%	19%	17%

65

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.07	$11.22	$11.10	$11.25	$10.83	$11.17

0.14	0.25	0.24	0.28	0.33	0.32
(0.13)	(1.15)	0.12	(0.15)	0.42	(0.30)
0.01	(0.90)	0.36	0.13	0.75	0.02

(0.14)	(0.25)	(0.24)	(0.28)	(0.33)	(0.32)
—	—	—	—	—	(0.04)
(0.14)	(0.25)	(0.24)	(0.28)	(0.33)	(0.36)

$9.94	$10.07	$11.22	$11.10	$11.25	$10.83

0.10%	(8.12)%	3.29%	1.23%	7.06%	0.23%

$19,112	$25,644	$23,946	$24,848	$17,718	$11,470
0.56%	0.56%	0.56%	0.56%	0.56%	0.64%
0.78%	0.76%	0.75%	0.77%	0.79%	0.75%
2.84%	2.33%	2.16%	2.54%	3.02%	2.92%
2.62%	2.13%	1.97%	2.33%	2.79%	2.81%
16%	28%	7%	20%	19%	17%

67

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.08	$11.34	$11.00	$11.21	$10.66	$10.88

0.15	0.27	0.28	0.29	0.32	0.32
(0.30)	(1.26)	0.34	(0.21)	0.55	(0.22)
(0.15)	(0.99)	0.62	0.08	0.87	0.10

(0.15)	(0.27)	(0.28)	(0.29)	(0.32)	(0.32)
(0.15)	(0.27)	(0.28)	(0.29)	(0.32)	(0.32)

$9.78	$10.08	$11.34	$11.00	$11.21	$10.66

(1.44)%	(8.79)%	5.71%	0.81%	8.33%	0.95%

$97,989	$98,592	$112,606	$103,913	$103,487	$98,980
0.87%	0.88%	0.89%	0.89%	0.89%	0.89%
0.99%	0.98%	0.97%	0.97%	0.99%	0.99%
3.19%	2.58%	2.52%	2.69%	2.97%	2.98%
3.07%	2.48%	2.44%	2.61%	2.87%	2.88%
15%	23%	3%	18%	12%	14%

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Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.10	$11.36	$11.02	$11.23	$10.68	$10.90

0.12	0.19	0.20	0.21	0.24	0.24
(0.30)	(1.26)	0.34	(0.21)	0.55	(0.22)
(0.18)	(1.07)	0.54	— [3]	0.79	0.02

(0.12)	(0.19)	(0.20)	(0.21)	(0.24)	(0.24)
(0.12)	(0.19)	(0.20)	(0.21)	(0.24)	(0.24)

$9.80	$10.10	$11.36	$11.02	$11.23	$10.68

(1.80)%	(9.46)%	4.92%	0.05%	7.51%	0.19%

$10,167	$11,476	$14,317	$19,376	$21,059	$21,651
1.62%	1.63%	1.64%	1.64%	1.64%	1.64%
1.74%	1.73%	1.72%	1.72%	1.74%	1.74%
2.44%	1.82%	1.77%	1.94%	2.22%	2.23%
2.32%	1.73%	1.69%	1.86%	2.12%	2.13%
15%	23%	3%	18%	12%	14%

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Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.07	$11.33	$11.00	$11.20	$10.66	$10.87

0.17	0.30	0.31	0.32	0.35	0.35
(0.29)	(1.26)	0.33	(0.20)	0.54	(0.21)
(0.12)	(0.96)	0.64	0.12	0.89	0.14

(0.17)	(0.30)	(0.31)	(0.32)	(0.35)	(0.35)
(0.17)	(0.30)	(0.31)	(0.32)	(0.35)	(0.35)

$9.78	$10.07	$11.33	$11.00	$11.20	$10.66

(1.22)%	(8.58)%	5.89%	1.15%	8.50%	1.30%

$106,813	$107,300	$102,787	$75,325	$75,155	$53,501
0.62%	0.63%	0.64%	0.64%	0.64%	0.64%
0.74%	0.73%	0.72%	0.72%	0.74%	0.74%
3.44%	2.83%	2.77%	2.94%	3.22%	3.23%
3.32%	2.73%	2.69%	2.86%	3.12%	3.13%
15%	23%	3%	18%	12%	14%

73

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds February 28, 2023 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related

74

to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2023, and for all open tax years (years ended August 31, 2019 – August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the

75

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2021 through February 28, 2023.* These waivers and reimbursements may only be terminated by agreement

76

of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum) December 29, 2021- December 29, 2022	Operating expense limitation as a percentage of average daily net assets (per annum) December 29, 2022- December 29, 2023
Delaware Tax-Free Minnesota Fund	0.60%	0.59%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.63%	0.61%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$16,879
Delaware Tax-Free Minnesota Intermediate Fund	6,072
Delaware Minnesota High-Yield Municipal Bond Fund	10,858

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

77

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware Tax-Free Minnesota Fund	$100,454
Delaware Tax-Free Minnesota Intermediate Fund	16,675
Delaware Minnesota High-Yield Municipal Bond Fund	47,541

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2023, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$6,008
Delaware Tax-Free Minnesota Intermediate Fund	897
Delaware Minnesota High-Yield Municipal Bond Fund	2,700

For the six months ended February 28, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Minnesota Fund	$1,039
Delaware Tax-Free Minnesota Intermediate Fund	61
Delaware Minnesota High-Yield Municipal Bond Fund	811

78

For the six months ended February 28, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$1,122	$2,070
Delaware Tax-Free Minnesota Intermediate Fund	—	24
Delaware Minnesota High-Yield Municipal Bond Fund	2,991	1,331

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2023, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2023, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$3,035,052	$—	$—
Delaware Tax-Free Minnesota Intermediate Fund	—	934,995	197

Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund did not have any realized gains (losses) during the six months ended February 28, 2023.

*	The aggregate contractual waiver period covering this report is from December 29, 2021 through December 29, 2023.

3. Investments

For the six months ended February 28, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$85,732,594	$95,041,093
Delaware Tax-Free Minnesota Intermediate Fund	11,395,128	17,767,294
Delaware Minnesota High-Yield Municipal Bond Fund	31,998,292	29,578,180

79

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Minnesota Fund	$526,737,876	$2,953,979	$(27,264,863)	$(24,310,884)
Delaware Tax-Free Minnesota Intermediate Fund	72,408,590	429,441	(2,795,632)	(2,366,191)
Delaware Minnesota High-Yield Municipal Bond Fund	224,446,879	1,205,712	(15,964,357)	(14,758,645)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities,

80

prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2022:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$499,666,992
Short-Term Investments	2,760,000
Total Value of Securities	$502,426,992

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$70,042,399

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$205,988,234
Short-Term Investments	3,700,000
Total Value of Securities	$209,688,234

During the six months ended February 28, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

81

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/23	8/31/22	2/28/23	8/31/22	2/28/23	8/31/22
Shares sold:
Class A	4,984,112	6,675,584	960,858	459,040	2,060,593	1,570,364
Class C	92,032	158,306	22,080	33,463	129,860	243,560
Institutional Class	8,700,462	10,473,884	1,005,802	1,633,157	4,132,467	5,317,085

Shares issued upon reinvestment of dividends and distributions:
Class A	352,529	585,945	56,942	102,035	150,661	242,222
Class C	10,556	18,503	1,820	3,305	12,887	21,551
Institutional Class	176,905	310,784	32,516	50,147	172,858	274,448
	14,316,596	18,223,006	2,080,018	2,281,147	6,659,326	7,669,230

Shares redeemed:
Class A	(6,757,017)	(8,915,827)	(1,064,564)	(1,126,691)	(1,979,348)	(1,961,685)
Class C	(318,573)	(391,496)	(50,590)	(82,500)	(242,118)	(388,928)
Institutional Class	(9,233,447)	(9,407,543)	(1,660,065)	(1,271,288)	(4,035,803)	(4,009,249)
	(16,309,037)	(18,714,866)	(2,775,219)	(2,480,479)	(6,257,269)	(6,359,862)

Net increase (decrease)	(1,992,441)	(491,860)	(695,201)	(199,332)	402,057	1,309,368

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended February 28, 2023 and the year ended August 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Six months ended
2/28/23	54,357	17,040	—	7,353	64,135	$787,580
Year ended
8/31/22	35,428	12,655	—	12,701	35,432	592,244

Delaware Tax-Free Minnesota Intermediate Fund
Six months ended
2/28/23	766	582	—	584	766	13,522
Year ended
8/31/22	10,192	737	—	738	10,192	117,346

Delaware Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/23	226	1,667	39	1,709	226	18,703
Year ended
8/31/22	629	16,920	—	16,961	629	195,261

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

83

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

5. Line of Credit (continued)

Each Fund had no amounts outstanding as of February 28, 2023, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

84

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under

85

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Geographic, Credit, and Market Risks (continued)

Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds (ETFs); and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

86

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in the Funds’ financial statements.

87

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

88

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/ literature.

Unless otherwise noted, views expressed herein are current as of February 28, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2022 to February 28, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$975.40	0.84%	$4.11
Class C	1,000.00	971.80	1.59%	7.77
Institutional Class	1,000.00	976.60	0.59%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$992.50	0.81%	$4.00
Class C	1,000.00	987.90	1.56%	7.69
Institutional Class	1,000.00	993.70	0.56%	2.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

2

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$987.80	0.82%	$4.04
Class C	1,000.00	985.10	1.57%	7.73
Institutional Class	1,000.00	989.00	0.57%	2.81
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$990.50	0.86%	$4.24
Class C	1,000.00	985.90	1.61%	7.93
Institutional Class	1,000.00	991.70	0.61%	3.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

3

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$989.20	0.80%	$3.95
Class C	1,000.00	986.40	1.55%	7.63
Institutional Class	1,000.00	990.40	0.55%	2.71
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$988.00	0.84%	$4.14
Class C	1,000.00	985.70	1.59%	7.83
Institutional Class	1,000.00	989.20	0.59%	2.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables above and on the previous pages do not reflect the expenses of any Underlying Funds.

4

Security type / sector / state / territory allocations

Delaware Tax-Free Arizona Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.54%
Corporate Revenue Bonds	2.41%
Education Revenue Bonds	27.81%
Electric Revenue Bonds	7.37%
Healthcare Revenue Bonds	22.73%
Industrial Development Revenue/Pollution Control Revenue Bond	3.25%
Lease Revenue Bond	1.59%
Local General Obligation Bonds	3.85%
Special Tax Revenue Bonds	18.34%
State General Obligation Bond	0.25%
Transportation Revenue Bonds	7.04%
Water & Sewer Revenue Bonds	3.90%
Short-Term Investments	0.87%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	81.01%
Guam	0.94%
Puerto Rico	16.97%
US Virgin Islands	0.49%
Total Value of Securities	99.41%

5

Security type / sector / state / territory allocations

Delaware Tax-Free California Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.66%
Corporate Revenue Bonds	0.53%
Education Revenue Bonds	17.34%
Electric Revenue Bonds	4.78%
Healthcare Revenue Bonds	12.21%
Housing Revenue Bonds	3.78%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.53%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	2.52%
Pre-Refunded Bonds	4.07%
Special Tax Revenue Bonds	16.73%
State General Obligation Bonds	7.65%
Transportation Revenue Bonds	13.66%
Water & Sewer Revenue Bonds	1.50%
Short-Term Investments	3.13%
Total Value of Securities	98.79%
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	81.34%
Guam	0.77%
Puerto Rico	16.40%
US Virgin Islands	0.28%
Total Value of Securities	98.79%

6

Security type / sector / state / territory allocations

Delaware Tax-Free Colorado Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.48%
Education Revenue Bonds	12.46%
Electric Revenue Bonds	6.31%
Healthcare Revenue Bonds	20.85%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.47%
Lease Revenue Bonds	2.31%
Local General Obligation Bonds	9.24%
Pre-Refunded Bonds	7.44%
Special Tax Revenue Bonds	19.98%
State General Obligation Bonds	0.98%
Transportation Revenue Bonds	11.76%
Water & Sewer Revenue Bonds	4.68%
Short-Term Investments	0.48%
Total Value of Securities	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	80.27%
Guam	1.41%
Puerto Rico	17.06%
US Virgin Islands	0.22%
Total Value of Securities	98.96%

7

Security type / sector / state / territory allocations

Delaware Tax-Free Idaho Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.22%
Corporate Revenue Bond	1.05%
Education Revenue Bonds	23.01%
Electric Revenue Bonds	3.67%
Healthcare Revenue Bonds	13.14%
Housing Revenue Bonds	2.63%
Industrial Development Revenue/Pollution Control Revenue Bond	1.71%
Lease Revenue Bonds	10.69%
Local General Obligation Bonds	8.90%
Pre-Refunded/Escrowed to Maturity Bonds	3.63%
Resource Recovery Revenue Bond	0.34%
Special Tax Revenue Bonds	22.74%
State General Obligation Bond	0.16%
Transportation Revenue Bonds	4.71%
Water & Sewer Revenue Bond	1.84%
Short-Term Investments	0.78%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Idaho	81.70%
Puerto Rico	17.08%
US Virgin Islands	0.22%
Total Value of Securities	99.00%

8

Security type / sector / state / territory allocations

Delaware Tax-Free New York Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.39%
Corporate Revenue Bonds	3.02%
Education Revenue Bonds	20.78%
Electric Revenue Bonds	7.76%
Healthcare Revenue Bonds	9.02%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.69%
Lease Revenue Bonds	8.08%
Local General Obligation Bonds	2.57%
Pre-Refunded Bonds	1.11%
Resource Recovery Revenue Bond	0.70%
Special Tax Revenue Bonds	25.40%
State General Obligation Bonds	0.74%
Transportation Revenue Bonds	11.50%
Water & Sewer Revenue Bonds	3.02%
Short-Term Investments	0.81%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.75%
New York	81.37%
Puerto Rico	16.80%
US Virgin Islands	0.28%
Total Value of Securities	99.20%

9

Security type / sector / state / territory allocations

Delaware Tax-Free Pennsylvania Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.28%
Corporate Revenue Bonds	0.88%
Education Revenue Bonds	10.88%
Electric Revenue Bonds	1.99%
Healthcare Revenue Bonds	33.70%
Industrial Development Revenue/Pollution Control Revenue Bonds	5.69%
Lease Revenue Bonds	1.18%
Local General Obligation Bonds	3.38%
Pre-Refunded/Escrowed to Maturity Bonds	1.66%
Special Tax Revenue Bonds	20.03%
State General Obligation Bonds	1.55%
Transportation Revenue Bonds	16.44%
Water & Sewer Revenue Bonds	0.90%
Total Value of Securities	98.28%
Receivables and Other Assets Net of Liabilities	1.72%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	79.65%
Puerto Rico	17.36%
US Virgin Islands	1.27%
Total Value of Securities	98.28%

10

Schedules of investments

Delaware Tax-Free Arizona Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.54%
Corporate Revenue Bonds — 2.41%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	$292,500
Series A 144A 7.75% 7/1/50 #, ‡	285,000	185,250
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) ●	1,000,000	1,034,390
		1,512,140
Education Revenue Bonds — 27.81%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	1,003,760
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	315,546
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	257,158
144A 6.00% 7/1/47 #	400,000	405,876
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects)
Series A 144A 5.00% 7/15/49 #	375,000	337,031
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	488,950
(Equitable School Revolving Fund)
Series A 4.00% 11/1/49	1,600,000	1,382,240
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	620,330
Series A 2.375% 7/1/52	1,205,000	703,792
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/61	1,980,000	1,578,515
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	365,903
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	500,000	500,395
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,080,500
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	1,250,000	1,172,175

11

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	$235,860
(Creighton University Project)
4.00% 7/1/50	1,000,000	890,980
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	735,541
(Highland Prep Projects)
Series A 4.00% 7/1/56	2,000,000	1,720,680
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	787,151
McAllister, Arizona Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project)
5.00% 7/1/31	500,000	532,695
Phoenix, Arizona Industrial Development Authority
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	470,755
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,003,770
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	500,000	433,165
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	453,198
		17,475,966
Electric Revenue Bonds — 7.37%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	565,000	589,572
Mesa, Arizona Utility System Revenue
4.00% 7/1/42	550,000	536,426
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	38,363
Series AAA 5.25% 7/1/25 ‡	35,000	24,369
Series WW 5.00% 7/1/28 ‡	550,000	382,250
Series WW 5.50% 7/1/38 ‡	710,000	502,325
Series XX 4.75% 7/1/26 ‡	35,000	24,238
Series XX 5.25% 7/1/40 ‡	355,000	249,387
Series XX 5.75% 7/1/36 ‡	125,000	88,437

12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	30,000	$20,775
Series ZZ 5.25% 7/1/24 ‡	45,000	31,331
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	1,000,000	1,070,500
Series A 5.00% 1/1/47	1,000,000	1,074,820
		4,632,793
Healthcare Revenue Bonds — 22.73%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	1,011,610
Arizona Industrial Development Authority Revenue
(Children’s National Prince George’s County Regional Medical Center)
Series A 4.00% 9/1/46	2,250,000	2,124,112
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	145,000	87,763
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	150,000	83,712
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	29,524
Series B 5.125% 1/1/54	65,000	33,700
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	244,215
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	1,000,000	897,860
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	116,293
5.25% 11/15/46	415,000	297,410
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	845,340
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	910,180

13

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	$165,040
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	275,000	221,752
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	952,400
Series A 4.00% 1/1/44	1,665,000	1,561,554
Series D 4.00% 1/1/48	650,000	590,154
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	357,995
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	283,601
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	286,452
5.00% 7/1/30	105,000	114,806
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	607,104
Yavapai County, Arizona Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,355,475
Series A 5.25% 8/1/33	500,000	502,335
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	299,357
Series A 5.25% 8/1/32	300,000	306,657
		14,286,401

14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bond — 3.25%
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	$2,042,700
		2,042,700
Lease Revenue Bond — 1.59%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	1,001,370
		1,001,370
Local General Obligation Bonds — 3.85%
Maricopa County, Arizona High School District No. 214 Tolleson Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,022,620
Maricopa County, Arizona School District No. 3 Tempe Elementary
(School Improvement Project)
Series B 5.00% 7/1/30	560,000	622,894
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement)
4.00% 7/1/35	500,000	517,470
Pinal County, Arizona Community College District
4.00% 7/1/31	250,000	259,027
		2,422,011
Special Tax Revenue Bonds — 18.34%
Arizona Regional Public Transportation Authority
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	513,760
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	686,160
4.00% 7/1/52	1,035,000	934,098
Commonwealth of Puerto Rico
(Restructured)
2.949% 11/1/43 ●	2,248,597	969,708
GDB Debt Recovery Authority
7.50% 8/20/40	2,450,479	2,058,402
Glendale, Arizona Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	500,000	519,465
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	300,000	309,516

15

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 3.904% 7/1/51 ^	2,814,000	$530,946
Series A-1 5.60% 7/1/46 ^	1,110,000	284,471
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,227,504
Series A-2 4.329% 7/1/40	1,745,000	1,585,681
Series A-2 4.329% 7/1/40	1,000,000	908,700
		11,528,411
State General Obligation Bond — 0.25%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	185,336	153,098
		153,098
Transportation Revenue Bonds — 7.04%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	526,335
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	3,000,000	2,851,830
Series B 5.00% 7/1/49 (AMT)	400,000	407,540
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	454,865
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	200,000	185,500
		4,426,070
Water & Sewer Revenue Bonds — 3.90%
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	628,098
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	1,000,000	951,420
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	872,253
		2,451,771
Total Municipal Bonds (cost $68,644,617)		61,932,731

16

	Principal amount°	Value (US $)
Short-Term Investments — 0.87%
Variable Rate Demand Note — 0.87%¤
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic)
Series B 2.60% 11/15/52
(SPA - Northern Trust)	550,000	$550,000
Total Short-Term Investments (cost $550,000)		550,000
Total Value of Securities—99.41%
(cost $69,194,617)		$62,482,731

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $5,708,046, which represents 9.08% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

17

Schedules of investments

Delaware Tax-Free Arizona Fund

Summary of abbreviations: (continued)

LLC – Limited Liability Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

18

Schedules of investments

Delaware Tax-Free California Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 95.66%
Corporate Revenue Bonds — 0.53%
California Pollution Control Financing Authority
(Poseidon Resources (ChannelSide) LP Desalination Project)
144A 5.00% 11/21/45 (AMT) #	940,000	$941,100
California Pollution Control Financing Authority Solid Waste Disposal Revenue
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	15,000
		956,100
Education Revenue Bonds — 17.34%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	1,500,000	1,437,780
California Educational Facilities Authority
(Loma Linda University)
Series A 5.00% 4/1/47	1,700,000	1,734,000
(Stanford University - Green Bonds)
Series V-2 2.25% 4/1/51	300,000	187,242
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,194,678
Series V-1 5.00% 5/1/49	2,360,000	2,731,441
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	446,055
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,010,660
(CHF - Davis I, LLC - West Village Student Housing Project)
5.00% 5/15/48	1,000,000	1,001,190
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	750,293
(Southwestern Law School)
4.00% 11/1/41	575,000	505,258
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	414,615
(Biola University)
5.00% 10/1/39	1,000,000	1,026,120
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,046,910

19

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	$788,859
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	602,665
California School Finance Authority
(Aspire Public School)
144A 5.00% 8/1/41 #	225,000	225,713
(Aspire Public Schools-Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	715,322
(Aspire Public Schools-Obligated Group-Issue Number 3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,009,610
(Classical Academies Project)
Series A 144A 5.00% 10/1/50 #	250,000	248,635
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	405,055
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	251,090
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	1,725,000	1,731,607
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,016,720
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	502,855
(Hawking Steam Charter School Project)
Series A 144A 5.50% 7/1/62 #	775,000	755,462
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	578,720
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	1,000,000	890,340
(KIPP LA Projects)
Series A 144A 5.125% 7/1/44 #	1,000,000	1,005,210
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,007,930
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,052,550
California Statewide Communities Development Authority Revenue
(California Baptist University)
Series A 144A 6.125% 11/1/33 #	750,000	759,203

20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Mt. San Antonio, California Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	$1,093,600
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,433,745
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	763,600
		31,324,733
Electric Revenue Bonds — 4.78%
California Community Choice Financing Authority Clean Energy Project Revenue
(Green Bonds)
Series C 5.25% 1/1/54 ●	2,000,000	2,082,480
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	970,000	1,012,185
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,052,220
Series D 5.00% 7/1/26	2,000,000	2,139,100
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	244,125
Series A 5.05% 7/1/42 ‡	70,000	48,825
Series A 6.75% 7/1/36 ‡	185,000	133,200
Series AAA 5.25% 7/1/25 ‡	40,000	27,850
Series CCC 5.25% 7/1/27 ‡	325,000	226,687
Series TT 5.00% 7/1/32 ‡	340,000	237,150
Series WW 5.00% 7/1/28 ‡	470,000	326,650
Series WW 5.25% 7/1/33 ‡	335,000	235,337
Series WW 5.50% 7/1/38 ‡	730,000	516,475
Series XX 4.75% 7/1/26 ‡	45,000	31,163
Series XX 5.25% 7/1/40 ‡	230,000	161,575
Series XX 5.75% 7/1/36 ‡	150,000	106,125
Series ZZ 4.75% 7/1/27 ‡	35,000	24,238
Series ZZ 5.25% 7/1/24 ‡	55,000	38,294
		8,643,679

21

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 12.21%
California Educational Facilities Authority
(Stanford University)
Series V-2 5.00% 4/1/51	500,000	$579,145
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,500,000	1,074,030
(Cedars-Sinai Medical Center)
Series B 4.00% 8/15/36	500,000	504,570
(Children’s Hospital Los Angeles)
Series A 5.00% 8/15/47	500,000	505,800
(Children’s Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	1,700,400
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,161,306
Series A 4.00% 4/1/49	1,000,000	884,170
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,005,000	943,313
(Lucile Salter Packard Children’s Hospital At Stanford)
Series A 4.00% 5/15/51	1,000,000	926,410
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/47	1,000,000	1,024,300
(Goodwill Industry of Sacramento Valley & Northern Nevada Project)
5.00% 1/1/35	635,000	540,798
(Humangood California Obligated Group)
Series A 4.00% 10/1/28	290,000	291,554
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	501,490
(Palomar Health Certificates)
Series A 5.25% 11/1/52 (AGM)	500,000	526,925
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	538,275
Series A 4.00% 11/15/56	1,075,000	753,672
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/51 #	500,000	420,535
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	882,540

22

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Emanate Health)
Series A 4.00% 4/1/45	825,000	$766,771
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	471,275
(John Muir Health)
Series A 5.00% 8/15/51	1,500,000	1,531,830
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	429,125
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,009,610
(Enloe Medical Center)
Series A 5.25% 8/15/52 (AGM)	2,000,000	2,116,920
Palomar Health, California
5.00% 11/1/47 (AGM)	500,000	511,700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	486,559
5.00% 7/1/32	900,000	985,095
		22,068,118
Housing Revenue Bonds — 3.78%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	475,480	469,946
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim)
Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,053,240
(Pasadena Portfolio)
Series A-2 144A 3.00% 12/1/56 #	3,010,000	2,044,723
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,011,290
Series A 5.25% 5/15/49	1,200,000	1,212,552
Los Angeles, California Housing Authority
(Union Portfolio Project)
Series A 4.00% 6/1/30	135,000	140,846

23

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	885,000	$886,885
		6,819,482
Industrial Development Revenue/Pollution Control Revenue Bonds — 7.53%
California Community Choice Financing Authority Clean Energy Project Revenue
(Clean Energy Project - Green Bonds)
Series A-1 5.00% 12/1/53 ●	1,500,000	1,574,250
California M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	750,000	894,698
Golden State, California Tobacco Securitization
Series A-1 5.00% 6/1/51	2,000,000	2,083,260
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation)
Subordinate Series B-2 0.915% 6/1/66 ^	14,450,000	1,436,330
Inland, California Empire Tobacco Securitization
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	8,500,000	484,840
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,411,059
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	300,153
Series A Class 1 Senior 4.00% 6/1/37	300,000	296,796
Series A Class 1 Senior 4.00% 6/1/38	400,000	392,496
Series A Class 1 Senior 4.00% 6/1/39	250,000	243,325
Series A Class 1 Senior 4.00% 6/1/40	300,000	289,209
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	899,180
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.603% 6/1/46 ^	16,770,000	2,677,330
Capital Appreciation Third Subordinate
Series D 0.317% 6/1/46 ^	4,965,000	621,668
		13,604,594

24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 3.36%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group)
Series A 5.00% 11/1/41	1,000,000	$1,006,460
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	796,298
California State Public Works Board
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,366,537
(Department of General Services - New Natural Resources)
Series C 4.00% 11/1/46	1,000,000	967,040
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,015,560
Oceanside, California Public Financing Authority
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	925,330
		6,077,225
Local General Obligation Bonds — 2.52%
Anaheim, California School District Capital Appreciation Election of 2002
5.00% 8/1/25 (NATL) ^	1,000,000	924,570
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,081,087
Los Angeles, California Unified School District Election of 2008
(Dedicated Unlimited Ad Valorem Property Tax)
Series A 5.00% 7/1/40	500,000	518,035
Moreno Valley, California Unified School District Election of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	535,060
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	992,840
San Francisco Bay Area, California Rapid Transit District Election of 2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	493,555
		4,545,147
Pre-Refunded Bonds — 4.07%
Bay Area, California Toll Authority
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,135,470

25

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	$1,047,730
California School Finance Authority
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44-24 #, §	1,000,000	1,027,040
California Statewide Communities Development Authority Revenue
(Covenant Retirement Communities)
Series C 5.625% 12/1/36-23 §	1,000,000	1,017,130
Fresno, California Unified School District Election of 2016
Series A 5.00% 8/1/41-26 §	500,000	535,785
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed)
Series A 5.00% 6/1/45-25 §	1,000,000	1,043,260
New Haven, California Unified School District Election of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,048,180
Riverside County, California Transportation Commission Senior Lien
(Current Interest Obligations)
Series A 5.75% 6/1/44-23 §	500,000	503,290
		7,357,885
Special Tax Revenue Bonds — 16.73%
California State Public Works Board
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,557,224
Series B 4.00% 5/1/46	1,000,000	967,810
City of Irvine, California Limited Obligation Improvement Bonds
(Reassessment District No. 21-1)
4.00% 9/2/46 (BAM)	1,340,000	1,274,461
Commonwealth of Puerto Rico
3.799% 11/1/51 ●	5,434,497	1,861,315
(Restructured)
3.171% 11/1/43 ●	4,472,195	1,928,634
GDB Debt Recovery Authority
7.50% 8/20/40	6,621,878	5,562,377
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	515,860

26

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 3.649% 7/1/46 ^	9,840,000	$2,521,795
Series A-1 4.75% 7/1/53	2,780,000	2,491,936
Series A-1 4.863% 7/1/51 ^	28,678,000	5,410,965
Series A-1 5.00% 7/1/58	1,975,000	1,832,405
Series A-2 4.329% 7/1/40	735,000	667,895
Series A-2 4.329% 7/1/40	750,000	681,525
Sacramento, California Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	529,965
Senior Series A 5.00% 6/1/48	1,000,000	1,039,300
San Francisco, California Facilities District No. 2021-01
(Public Facilities and Services)
4.00% 9/1/44	1,000,000	889,670
Yucaipa, California Special Tax Community Facilities District No. 98-1
(Chapman Heights)
5.375% 9/1/30	500,000	502,030
		30,235,167
State General Obligation Bonds — 7.65%
California
(Various Purpose)
3.00% 3/1/46	3,000,000	2,362,980
4.00% 10/1/36	500,000	511,025
4.00% 9/1/42	1,750,000	1,748,442
5.00% 9/1/31	1,000,000	1,008,680
5.00% 4/1/32	2,820,000	3,342,292
5.00% 4/1/37	2,000,000	2,002,180
5.00% 8/1/46	1,000,000	1,042,800
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	99,821	85,368
Series A-1 4.00% 7/1/41	1,785,743	1,475,131
Series A-1 4.00% 7/1/46	300,000	238,890
		13,817,788
Transportation Revenue Bonds — 13.66%
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,494,272

27

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 5.00% 12/31/43 (AMT)	1,995,000	$2,000,985
Series A 5.00% 12/31/47 (AMT)	615,000	609,133
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series A 4.00% 1/15/46	2,000,000	1,814,420
Series B-2 3.50% 1/15/53 (AGM)	500,000	414,065
Series C 4.00% 1/15/43	2,275,000	2,102,919
Long Beach, California Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	505,175
Los Angeles, California Department of Airports
Series A 4.00% 5/15/44 (AMT)	1,500,000	1,405,800
Series A 5.00% 5/15/33 (AMT)	1,390,000	1,527,582
Series B 5.00% 5/15/46 (AMT)	300,000	303,747
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,020,830
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,837,780
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	381,158
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	1,130,000	1,048,075
Sacramento County, California Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	517,600
Subordinate Series B 5.00% 7/1/41	500,000	512,480
San Diego County, California Regional Airport Authority Revenue
Series A 4.00% 7/1/56	2,000,000	1,847,940
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	620,938
San Diego, California Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	475,000	476,273
San Francisco City & County, California Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,068,000
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,018,420
Second Series E 5.00% 5/1/50 (AMT)	500,000	508,810
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	610,690

28

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Jose, California Airport Revenue
Series B 5.00% 3/1/42	1,000,000	$1,035,520
		24,682,612
Water & Sewer Revenue Bonds — 1.50%
Arvin-Edison, California Water Storage District
4.00% 5/1/40	315,000	303,720
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(Sandiego County Water Authority Desalination Project Pipeline)
144A 5.00% 11/21/45 #	250,000	251,867
Sacramento County, California Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	2,000,000	2,150,380
		2,705,967
Total Municipal Bonds (cost $183,453,167)		172,838,497

Short-Term Investments — 3.13%
Variable Rate Demand Notes — 3.13%¤
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-2 1.55% 7/1/45
(SPA - Barclays Bank)	2,500,000	2,500,000
Subordinate Series A-7 1.55% 7/1/35
(SPA - Bank of America N.A.)	350,000	350,000
Subordinate Series B-3 1.55% 7/1/34
(SPA - Barclays Bank)	1,100,000	1,100,000
Regents of the University of California General Revenue
Series AL-1 1.55% 5/15/48	600,000	600,000
Series AL-3 1.55% 5/15/48	1,100,000	1,100,000
Total Short-Term Investments (cost $5,650,000)		5,650,000
Total Value of Securities—98.79%
(cost $189,103,167)		$178,488,497

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $22,874,790, which represents 12.66% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

29

Schedules of investments

Delaware Tax-Free California Fund

‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2023.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

CHF – Collegiate Housing Foundation

CSCDA – California Statewide Communities Development Authority

ICE – Intercontinental Exchange, Inc.

ICEF – Inner City Education Foundation

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

30

Summary of abbreviations: (continued)

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments

Delaware Tax-Free Colorado Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.48%
Education Revenue Bonds — 12.46%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	$2,779,658
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,073,090
Series B 5.00% 5/15/49	750,000	801,772
Colorado Educational & Cultural Facilities Authority Revenue
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,250,000	1,180,112
(Science Technology Engineering and Math School Project)
5.00% 11/1/54	1,500,000	1,420,455
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,293,517
(Aspen View Academy Project)
4.00% 5/1/51	500,000	397,970
4.00% 5/1/61	750,000	569,393
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	488,085
Series A 144A 5.25% 7/1/46 #	1,350,000	1,288,764
(Charter School - Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	864,350
(Charter School - Skyview Academy Project)
144A 5.50% 7/1/49 #	870,000	867,520
(Charter School Project)
5.00% 7/15/37	1,150,000	1,151,334
(Community Leadership Academy, Inc. Second Campus Project)
7.45% 8/1/48	1,000,000	1,011,040
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,006,760
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	448,115
5.00% 12/1/42	540,000	511,407
(Loveland Classical Schools Project)
144A 5.00% 7/1/46 #	500,000	446,815
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	702,387

32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	$863,505
(Skyview Academy Project)
144A 5.375% 7/1/44 #	860,000	849,714
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	403,944
Series A 4.00% 3/1/36	550,000	552,877
(University of Lab Charter School)
144A 5.00% 12/15/45 #	500,000	504,775
(Vail Mountain School Project)
4.00% 5/1/46	80,000	67,981
5.00% 5/1/31	1,000,000	1,026,970
University of Colorado
(University Enterprise Refunding Revenue)
Series C-4 4.00% 6/1/51	4,250,000	4,002,055
		26,574,365
Electric Revenue Bonds — 6.31%
City of Colorado Springs, Colorado Utilities System Refunding Revenue
Series A 4.00% 11/15/50	1,035,000	966,856
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/51	1,000,000	921,330
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,640,000	1,753,668
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,272,072
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,509,616
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	118,575
Series AAA 5.25% 7/1/25 ‡	95,000	66,144
Series CCC 5.25% 7/1/27 ‡	705,000	491,737
Series WW 5.00% 7/1/28 ‡	660,000	458,700
Series WW 5.25% 7/1/33 ‡	210,000	147,525
Series WW 5.50% 7/1/17 ‡	460,000	316,250
Series WW 5.50% 7/1/19 ‡	360,000	247,500
Series XX 4.75% 7/1/26 ‡	105,000	72,713

33

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	1,840,000	$1,292,600
Series XX 5.75% 7/1/36 ‡	365,000	258,237
Series ZZ 4.75% 7/1/27 ‡	85,000	58,863
Series ZZ 5.00% 7/1/19 ‡	620,000	422,375
Series ZZ 5.25% 7/1/24 ‡	140,000	97,475
		13,472,236
Healthcare Revenue Bonds — 20.85%
Colorado Health Facilities Authority Hospital Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,623,322
Series A 4.00% 11/15/43	2,290,000	2,171,103
Series A 4.00% 11/15/50	6,015,000	5,473,229
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	1,500,000	1,116,960
(American Baptist)
7.625% 8/1/33	150,000	151,250
8.00% 8/1/43	1,000,000	1,010,360
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,076,300
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,220,000	1,513,441
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,885,000	1,796,348
Series A-1 4.00% 8/1/38	120,000	113,370
Series A-1 4.00% 8/1/44	300,000	269,931
Series A-2 4.00% 8/1/49	4,700,000	4,075,887
Series A-2 5.00% 8/1/37	1,500,000	1,559,520
Series A-2 5.00% 8/1/39	5,000	5,151
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,075,437
(Covenant Retirement Communities, Inc.)
5.00% 12/1/35	1,000,000	1,004,100
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,891,579
(Frasier Project)
Series A 4.00% 5/15/48	1,000,000	722,250
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,012,440

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(National Jewish Health Project)
5.00% 1/1/27	300,000	$300,270
(Sanford)
Series A 5.00% 11/1/44	3,410,000	3,487,168
(SCL Health System)
Series A 4.00% 1/1/37	575,000	581,394
Series A 4.00% 1/1/38	3,895,000	3,920,162
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	635,015
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,031,600
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	688,377
Denver, Colorado Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	887,230
Series A 4.00% 12/1/40	250,000	220,305
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	75,000	66,104
		44,479,603
Industrial Development Revenue/Pollution Control Revenue Bonds — 2.47%
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project)
5.00% 10/1/32 (AMT)	215,000	210,147
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,065,873
		5,276,020
Lease Revenue Bonds — 2.31%
Colorado Department of Transportation
5.00% 6/15/34	660,000	690,670
5.00% 6/15/36	1,055,000	1,097,369
Colorado Higher Education Lease Purchase Financing Program
4.00% 9/1/41	1,000,000	959,780
Denver, Colorado Health & Hospital Authority
(550 Acoma, Inc.)
4.00% 12/1/38	750,000	671,850

35

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
State of Colorado
4.00% 3/15/37	1,500,000	$1,511,400
		4,931,069
Local General Obligation Bonds — 9.24%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/30	300,000	308,769
4.00% 12/1/31	1,000,000	1,029,400
Arapahoe County, Colorado School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,144,180
Series A 5.50% 12/1/38	350,000	391,142
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,175,596
Boulder Valley, Colorado School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,292,609
Commerce City, Colorado Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,127,571
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,083,350
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,058,720
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,296,888
Verve Metropolitan District No. 1, Colorado
5.00% 12/1/51	2,000,000	1,727,480
Weld County, Colorado Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,051,905
5.00% 12/1/32	660,000	700,550
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,064,760
Weld County, Colorado School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,147,620
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,111,240
		19,711,780

36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds — 7.44%
Central Colorado Water Conservancy District
(Limited Tax)
5.00% 12/1/33-23 §	1,000,000	$1,013,530
Central Platte Valley, Colorado Metropolitan District
5.00% 12/1/43-23 §	725,000	732,932
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45-25 #, §	1,300,000	1,350,830
Colorado Health Facilities Authority Revenue
(Frasier Meadows Retirement Community Project)
Series B 5.00% 5/15/48-23 §	660,000	662,138
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	2,061,700
(SCL Health System)
Series A 5.00% 1/1/44-24 §	3,050,000	3,092,059
(The Evangelical Lutheran Good Samaritan Society Project)
5.625% 6/1/43-23 §	1,150,000	1,156,153
Colorado Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33-23 §	1,500,000	1,506,315
Commerce City, Colorado
5.00% 8/1/44-24 (AGM) §	1,500,000	1,537,830
Tallyn’s Reach Metropolitan District No. 3, Colorado
144A 5.125% 11/1/38-23 #, §	740,000	749,043
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,009,160
		15,871,690
Special Tax Revenue Bonds — 19.98%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,078,180
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	718,012
Series A 5.00% 11/1/31	1,495,000	1,601,055
Series A 5.00% 11/1/36	930,000	977,142
Commonwealth of Puerto Rico
3.122% 11/1/43 ●	9,133,132	3,938,663
3.799% 11/1/51 ●	1,614,244	552,879

37

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver City & County, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	$917,350
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,603,023
Fountain, Colorado Urban Renewal Authority Tax Increment Revenue
(South Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	1,293,710
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	9,446,621	7,935,162
Lincoln Park, Colorado Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,052,050
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	450,000	464,274
Plaza Metropolitan District No. 1, Colorado
144A 5.00% 12/1/40 #	1,265,000	1,189,555
Prairie Center Metropolitan District No. 3, Colorado
Series A 144A 5.00% 12/15/41 #	1,000,000	972,260
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.692% 7/1/46 ^	9,750,000	2,498,730
Series A-1 6.018% 7/1/51 ^	20,624,000	3,891,336
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,572,971
Series A-1 5.00% 7/1/58	2,910,000	2,699,898
Series A-2 4.536% 7/1/53	3,000,000	2,594,340
Southlands Metropolitan District No. 1, Colorado
Series A-1 5.00% 12/1/37	500,000	487,335
Series A-1 5.00% 12/1/47	300,000	277,200
Thornton, Colorado Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	494,501
Series B 5.00% 12/1/36	810,000	825,730
		42,635,356
State General Obligation Bonds — 0.98%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	295,740	252,920

38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,834,787	$1,515,644
Series A-1 4.00% 7/1/46	400,000	318,520
		2,087,084
Transportation Revenue Bonds — 11.76%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	675,998
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,039,100
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/56	3,250,000	3,053,472
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,141,220
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/34	1,100,000	1,097,272
Series A 4.00% 7/15/38	700,000	665,126
Series A 4.00% 7/15/39	1,500,000	1,411,425
Series A 4.00% 7/15/40	1,500,000	1,395,570
Series A 5.00% 7/15/31	1,050,000	1,135,365
Colorado, E-470 Public Highway Authority
Series A 5.00% 9/1/35	400,000	447,532
Series A 5.00% 9/1/36	1,300,000	1,433,991
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,088,556
Series A 4.00% 12/1/48 (AMT)	400,000	361,896
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,588,080
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,028,040
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	2,720,000	2,522,800
		25,085,443
Water & Sewer Revenue Bonds — 4.68%
Arapahoe County, Colorado Water & Wastewater Authority
4.00% 12/1/36	3,000,000	3,026,070
Central Weld County, Colorado Water District
4.00% 12/1/39 (AGM)	1,150,000	1,148,413

39

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Douglas County, Colorado Centennial Water & Sanitation District
4.00% 12/1/38	500,000	$506,370
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	1,250,000	1,271,312
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,615,589
Metro Wastewater Reclamation District, Colorado
Series A 3.00% 4/1/38	1,620,000	1,416,755
		9,984,509
Total Municipal Bonds (cost $224,177,224)		210,109,155

	Number of
	shares
Short-Term Investments — 0.48%
Money Market Mutual Funds — 0.01%
Dreyfus Tax Exempt Cash Management - Institutional
Shares (seven-day effective yield 3.15%)	26,429	26,429
		26,429

	Principal
	amount°
Variable Rate Demand Note — 0.47%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program)
Series F- 2 2.50% 7/1/41
(LOC - TD Bank, N.A.)	1,000,000	1,000,000
		1,000,000
Total Short-Term Investments (cost $1,026,429)		1,026,429
Total Value of Securities—98.96%
(cost $225,203,653)		$211,135,584

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $12,900,279, which represents 6.05% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.

40

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

41

Schedules of investments

Delaware Tax-Free Idaho Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.22%
Corporate Revenue Bond — 1.05%
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	$1,231,713
		1,231,713
Education Revenue Bonds — 23.01%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	520,210
Series A 5.00% 4/1/48	435,000	455,676
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,500,000	1,278,315
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	690,973
Series A 3.00% 5/1/41	1,650,000	1,294,772
Series A 4.00% 5/1/56	1,585,000	1,336,551
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	389,569
Series A 144A 6.00% 7/1/49 #	595,000	618,824
Series A 144A 6.00% 7/1/54 #	570,000	591,478
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	1,000,000	921,430
(Gem Prep: Meridian Project)
Series A 4.00% 5/1/57	1,000,000	839,980
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	317,298
Series A 4.00% 5/1/50	520,000	478,182
Series A 4.00% 5/1/55	305,000	274,942
Series A 144A 5.00% 12/1/38 #	2,050,000	2,074,210
Series A 144A 5.00% 12/1/46 #	1,000,000	1,006,190
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	1,000,000	726,460
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	482,813
Series A 6.75% 7/1/48	529,151	553,566
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,630,000	3,316,840
Series A 4.00% 5/1/55	1,100,000	978,076

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Victory Charter School Project)
Series B 144A 5.00% 7/1/39 #	1,000,000	$1,013,270
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,277,129
Idaho State University General Revenue Bonds
Series A 4.00% 4/1/37	350,000	351,726
Series A 4.50% 4/1/52	1,750,000	1,764,997
Series A 5.25% 4/1/42	605,000	670,400
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,213,137
The Regents of The University of Idaho General Revenue
(BAM)
Series A 4.00% 4/1/45	700,000	665,154
University of Idaho
Series A 5.00% 4/1/35 (AGM)	465,000	527,994
Unrefunded Series A 5.00% 4/1/41	340,000	362,117
		26,992,279
Electric Revenue Bonds — 3.67%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,045,980
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	52,313
Series AAA 5.25% 7/1/25 ‡	45,000	31,331
Series CCC 5.25% 7/1/27 ‡	345,000	240,637
Series WW 5.00% 7/1/28 ‡	320,000	222,400
Series WW 5.50% 7/1/38 ‡	1,500,000	1,061,250
Series XX 4.75% 7/1/26 ‡	50,000	34,625
Series XX 5.25% 7/1/40 ‡	595,000	417,987
Series XX 5.75% 7/1/36 ‡	175,000	123,813
Series ZZ 4.75% 7/1/27 ‡	40,000	27,700
Series ZZ 5.25% 7/1/24 ‡	60,000	41,775
		4,299,811
Healthcare Revenue Bonds — 13.14%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,355,130
(St. Luke’s Health System Project)
3.00% 3/1/51	3,300,000	2,432,892
4.00% 3/1/51	2,210,000	2,004,404

43

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 3.00% 3/1/51	2,345,000	$1,673,040
Series A 4.00% 3/1/46	500,000	448,530
Series A 5.00% 3/1/27	1,000,000	1,053,620
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,595,000	3,329,401
Series ID 5.00% 12/1/46	750,000	763,605
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	705,000	684,485
Series A 5.25% 11/15/37	1,005,000	835,296
Series A 5.25% 11/15/47	1,130,000	836,799
		15,417,202
Housing Revenue Bonds — 2.63%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	253,082	253,510
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,018,108
Series A 3.125% 7/1/54	2,000,000	1,424,660
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 3.00% 1/1/43 (FHA)	425,000	384,956
		3,081,234
Industrial Development Revenue/Pollution Control Revenue Bond — 1.71%
Power County, Idaho Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,007,080
		2,007,080
Lease Revenue Bonds — 10.69%
Boise, Idaho Urban Renewal Agency
5.00% 12/15/31	750,000	785,460
5.00% 12/15/32	750,000	784,650
Fremont County, Idaho Annual Appropriation Certificates of Participation
4.00% 9/1/36	750,000	762,165
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,027,394

44

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	$533,935
4.00% 12/1/39	1,540,000	1,521,212
4.00% 12/1/42	1,300,000	1,253,278
4.00% 12/1/44	250,000	238,073
(Idaho Department of Fish & Game Nampa Regional Office Project)
5.00% 12/1/41	200,000	214,878
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	595,000	595,964
Series A 7.00% 2/1/36	1,500,000	1,502,880
Idaho Housing & Finance Association Grant and Revenue Anticipation Bonds
Series A 4.00% 7/15/39	2,150,000	2,097,561
Idaho State Building Authority Revenue
(Department of Health & Welfare Project)
Series B 4.00% 9/1/48	1,290,000	1,217,579
		12,535,029
Local General Obligation Bonds — 8.90%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/35	1,160,000	1,229,310
5.00% 8/1/34	1,500,000	1,598,115
5.00% 8/1/36	500,000	527,430
Canyon County, Idaho School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,482,235
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	551,322
Series A 4.00% 9/15/37	1,000,000	1,017,420
Series C 5.00% 9/15/42	500,000	524,580
Ketchum City, Idaho
2.125% 9/15/41	500,000	340,605
Madison County, Idaho School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	500,000	521,285
Series B 5.00% 8/15/26	500,000	531,665

45

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,061,190
Series B 5.00% 9/15/37	1,000,000	1,059,250
		10,444,407
Pre-Refunded/Escrowed to Maturity Bonds — 3.63%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
Series B 5.00% 9/15/33	445,000	481,241
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/35-27 §	1,100,000	1,191,773
Canyon County, Idaho School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33-23 §	500,000	505,020
Nampa, Idaho Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,049,170
Twin Falls County, Idaho School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37-24 §	1,000,000	1,024,520
		4,251,724
Resource Recovery Revenue Bond — 0.34%
Idawy, Idaho Solid Waste District
Series A 3.00% 1/1/50	550,000	403,062
		403,062
Special Tax Revenue Bonds — 22.74%
Commonwealth of Puerto Rico
3.095% 11/1/43 ●	4,417,758	1,905,158
3.799% 11/1/51 ●	3,469,212	1,188,205
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	5,178,013	4,349,531
Idaho Bond Bank Authority
Series A 4.00% 9/15/39	230,000	231,578
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	5,295,000	5,731,043
Series A 5.00% 8/15/42	1,325,000	1,461,435

46

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	$3,567,424
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	250,000	257,930
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.462% 7/1/46 ^	3,320,000	850,850
Series A-1 5.732% 7/1/51 ^	9,663,000	1,823,215
(Restructured)
Series A-1 4.55% 7/1/40	875,000	817,136
Series A-1 4.75% 7/1/53	3,045,000	2,729,477
Series A-1 5.00% 7/1/58	1,181,000	1,095,732
Series A-2 4.329% 7/1/40	730,000	663,351
		26,672,065
State General Obligation Bond — 0.16%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	221,605	183,059
		183,059
Transportation Revenue Bonds — 4.71%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project)
Series B 4.00% 9/1/51 (AMT)	1,955,000	1,758,053
(Public Parking Facilities Project)
Series A 5.00% 9/1/51	1,500,000	1,594,830
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	2,340,000	2,170,350
		5,523,233
Water & Sewer Revenue Bond — 1.84%
City of Boise City, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,158,240
		2,158,240
Total Municipal Bonds (cost $124,051,517)		115,200,138

47

Schedules of investments

Delaware Tax-Free Idaho Fund

	Number of shares	Value (US $)
Short-Term Investments — 0.78%
Money Market Mutual Funds — 0.78%
Dreyfus Tax Exempt Cash Management - Institutional
Shares (seven-day effective yield 3.15%)	919,227	$919,227
Total Short-Term Investments (cost $919,227)		919,227
Total Value of Securities—99.00%
(cost $124,970,744)		$116,119,365

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $8,873,414, which represents 7.57% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

48

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

49

Schedules of investments

Delaware Tax-Free New York Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.39%
Corporate Revenue Bonds — 3.02%
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/46 (AGM)	2,000,000	$1,476,960
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	813,030
Series A 4.00% 3/1/45 (AGM)	1,000,000	930,620
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/36 (AMT)	2,015,000	2,048,026
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	340,000	353,117
		5,621,753
Education Revenue Bonds — 20.78%
Buffalo & Erie County, New York Industrial Land Development
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	452,300
Build NYC, New York Resource
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/62 #	1,000,000	1,006,960
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.50% 5/1/48 #	500,000	493,250
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	560,767
5.00% 7/1/42	1,365,000	1,390,498
(Manhattan College Project)
5.00% 8/1/47	500,000	509,935
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	516,414
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	225,535
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	500,500
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	235,560
Series A 4.00% 6/15/56	450,000	326,993

50

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	$761,197
Dutchess County, New York Local Development
(Vassar College Project)
5.00% 7/1/36	1,000,000	1,060,880
5.00% 7/1/37	1,000,000	1,055,630
Hempstead Town, New York Local Development
(Hofstra University Project)
5.00% 7/1/42	500,000	515,080
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project)
Series B 5.00% 7/1/39	1,000,000	1,024,670
Monroe County, New York Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	305,385
(True North Rochester Preparatory Charter School Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	1,003,330
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,069,280
Series C 4.00% 7/1/43	500,000	469,690
New York City, New York Trust for Cultural Resources
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	924,250
New York State Dormitory Authority
(Columbia University)
Series A 5.00% 10/1/50	2,325,000	2,616,136
(Fordham University)
5.00% 7/1/44	650,000	657,794
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	876,256
New York State Dormitory Authority Revenue Non-State Supported Debt
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,776
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/37	2,200,000	2,356,882
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,107,280
Series A 5.00% 7/1/39	2,000,000	2,097,620

51

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts Financing Program)
Series B 5.00% 10/1/42 (AGM)	3,565,000	$3,830,165
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	278,250
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,760,031
5.00% 7/1/48	1,000,000	1,048,150
St. Lawrence County, New York Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	926,700
Tompkins County, New York Development
(Ithaca College Project)
5.00% 7/1/34	750,000	769,808
Westchester County, New York Local Development
(Pace University)
Series A 5.00% 5/1/34	1,725,000	1,739,369
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	573,338
Series A 5.00% 10/15/50	250,000	223,237
		38,644,896
Electric Revenue Bonds — 7.76%
Build NYC, New York Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	917,630
Guam Power Authority
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,310,000	1,400,796
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	484,650
5.00% 9/1/39	2,000,000	2,140,180
5.00% 9/1/47	1,500,000	1,550,730
Series A 5.00% 9/1/37	425,000	474,304
Series B 5.00% 9/1/41	2,065,000	2,131,865

52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	$955,310
(Green Transmission Project)
4.00% 11/15/42 (AGM)	1,000,000	951,600
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	45,338
Series A 6.75% 7/1/36 ‡	625,000	450,000
Series AAA 5.25% 7/1/25 ‡	35,000	24,369
Series TT 5.00% 7/1/32 ‡	1,120,000	781,200
Series WW 5.25% 7/1/33 ‡	195,000	136,987
Series WW 5.50% 7/1/17 ‡	420,000	288,750
Series WW 5.50% 7/1/19 ‡	330,000	226,875
Series XX 4.75% 7/1/26 ‡	40,000	27,700
Series XX 5.25% 7/1/40 ‡	1,430,000	1,004,575
Series ZZ 4.75% 7/1/27 ‡	30,000	20,775
Series ZZ 5.00% 7/1/19 ‡	570,000	388,312
Series ZZ 5.25% 7/1/24 ‡	50,000	34,813
		14,436,759
Healthcare Revenue Bonds — 9.02%
Buffalo & Erie County, New York Industrial Land Development
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	218,543
Build NYC, New York Resource
(The Children’s Aid Society Project)
4.00% 7/1/49	1,000,000	892,040
Dutchess County, New York Local Development
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	841,320
Guilderland, New York Industrial Development Agency
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	414,485
5.00% 12/1/46	540,000	527,207
(Rochester Regional Health Project)
Series D 4.00% 12/1/38	2,550,000	2,306,399

53

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Nassau County, New York Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/33	725,000	$740,189
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	881,750
Series A 4.00% 9/1/50	2,500,000	2,030,875
(Northwell Health Obligated Group)
Series A 5.00% 5/1/52	3,000,000	3,081,030
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	453,310
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	800,000	799,200
144A 5.00% 12/1/45 #	700,000	666,351
Orange County, New York Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	300,000	239,919
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	400,000	366,888
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	717,532
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	478,021
Series A 144A 5.00% 7/1/56 #	1,000,000	739,000
		16,769,059
Industrial Development Revenue/Pollution Control Revenue Bonds — 4.69%
Erie County, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 5.84% 6/1/60 #, ^	65,350,000	3,581,834
New York Counties Tobacco Trust V Pass-Through
(Subordinate Turbo CABs)
Series S4B 144A 1.63% 6/1/60 #, ♦ , ^	30,000,000	1,069,500

54

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Suffolk, New York Tobacco Asset Securitization
Senior Series A-2 4.00% 6/1/50	1,595,000	$1,391,111
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,934,751
Westchester, New York Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	750,435
		8,727,631
Lease Revenue Bonds — 8.08%
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	2,875,000	2,688,384
New York City, New York Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,500,375
New York Liberty Development Revenue
(4 World Trade Center - Green Bond)
Series A 3.00% 11/15/51 (BAM)	1,620,000	1,146,960
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	4,000,000	3,851,000
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	486,875
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	1,500,000	1,515,480
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,757,400
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution)
Series B 5.00% 6/15/43	1,000,000	1,068,090
		15,014,564
Local General Obligation Bonds — 2.57%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,054,464
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,064,260
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,650,780
		4,769,504

55

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds — 1.11%
Dutchess County, New York Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	$1,024,290
New York State Dormitory Authority
(Touro College & University)
Series A 5.50% 1/1/44-24 §	1,000,000	1,030,750
		2,055,040
Resource Recovery Revenue Bond — 0.70%
Niagara Area, New York Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,302,270
		1,302,270
Special Tax Revenue Bonds — 25.40%
Commonwealth of Puerto Rico
3.799% 11/1/51 ●	995,550	340,976
(Restructured)
3.171% 11/1/43 ●	7,154,450	3,085,357
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	8,152,255	6,847,894
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	213,977
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	515,860
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,078,770
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,032,660
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	486,100
Fiscal 2020 Subordinate Series A-3 3.00% 5/1/45	2,000,000	1,562,200
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,026,980
5.00% 11/15/40	1,000,000	1,022,340
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Subordinate Series B-2 5.00% 11/15/36	1,500,000	1,568,640

56

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	$939,580
Series A 5.00% 3/15/40	5,000,000	5,316,100
Series E 3.00% 3/15/50	1,500,000	1,109,730
Series E 4.00% 3/15/48	1,000,000	941,500
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/42	1,300,000	1,370,226
New York State Thruway Authority State Personal Income Tax Revenue
(Climate Bond Certified - Green Bonds)
Series C 5.00% 3/15/55	1,000,000	1,072,150
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/57	1,000,000	903,600
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.396% 7/1/51 ^	4,555,000	859,437
Series A-1 4.55% 7/1/40	425,000	396,895
Series A-1 4.75% 7/1/53	6,805,000	6,099,866
Series A-1 5.00% 7/1/58	3,665,000	3,400,387
Series A-1 5.791% 7/1/46 ^	13,880,000	3,557,167
Series A-2 4.329% 7/1/40	370,000	336,219
Series A-2 4.536% 7/1/53	1,330,000	1,150,157
		47,234,768
State General Obligation Bonds — 0.74%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,445,926	1,194,421
Series A-1 4.00% 7/1/46	230,000	183,149
		1,377,570
Transportation Revenue Bonds — 11.50%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,221,150
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	2,825,355
Series B 4.00% 11/15/50	1,000,000	852,720

57

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series E 4.00% 11/15/45	1,500,000	$1,312,455
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,536,630
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	915,550
(Junior Indebtedness Obligation)
Series B 4.00% 1/1/45	1,500,000	1,397,100
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 1/1/36 (AMT)	750,000	697,740
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.25% 1/1/50 (AMT)	1,000,000	997,560
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	2,000,000	2,172,080
Series A 4.00% 12/1/40 (AMT)	335,000	299,312
New York Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds)
Series D-2 5.50% 5/15/52	1,000,000	1,133,860
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,067,500
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	816,780
Series A 5.00% 4/1/37 (AMT)	750,000	780,465
Series A 5.00% 4/1/39 (AMT)	350,000	361,956
Port Authority of New York & New Jersey
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	988,061
		21,376,274
Water & Sewer Revenue Bonds — 3.02%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,034,040
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,667,725
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	949,710

58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)
Series A 4.00% 6/15/47	1,000,000	$964,150
		5,615,625
Total Municipal Bonds (cost $192,718,280)		182,945,713

Short-Term Investments — 0.81%
Variable Rate Demand Notes — 0.81%¤
New York City, New York
Fiscal 2014 Subordinate
Series D-4 2.45% 8/1/40
(LOC - TD Bank, N.A.)	200,000	200,000
Fiscal 2018 Subordinate
Series E-5 2.45% 3/1/48
(LOC - TD Bank, N.A.)	300,000	300,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second Resolution)
Fiscal 2023 Subordinate
Series BB-2 2.55% 6/15/44
(SPA - Mizuho Bank)	900,000	900,000
New York Metropolitan Transportation Authority Revenue
Series A-1 2.45% 11/1/31
(LOC - TD Bank, N.A.)	110,000	110,000
Total Short-Term Investments (cost $1,510,000)		1,510,000
Total Value of Securities—99.20%
(cost $194,228,280)		$184,455,713

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $19,289,986, which represents 10.37% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

59

Schedules of investments

Delaware Tax-Free New York Fund

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

60

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

61

Schedules of investments

Delaware Tax-Free Pennsylvania Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.28%
Corporate Revenue Bonds — 0.88%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,664,310
5.125% 5/1/30	750,000	770,062
		3,434,372
Education Revenue Bonds — 10.88%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,407,570
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,533,650
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,155,430
Series A 5.00% 12/15/51	770,000	759,428
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,002,040
5.00% 10/1/39	1,250,000	1,193,812
5.00% 10/1/44	1,000,000	937,150
(Westtown School)
Series A 4.00% 1/1/52	2,250,000	1,998,607
City of Erie, Pennsylvania Higher Education Building Authority Revenue
(AICUP Financing Program - Gannon University Project)
Series TT1 4.00% 5/1/41	475,000	398,254
Huntingdon County, Pennsylvania General Authority Revenue
(AICUP Financing Program - Juniata College Project)
Series TT3 5.00% 10/1/51	2,500,000	2,504,925
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project)
5.00% 5/1/42	2,500,000	2,384,500
(Arcadia University)
5.75% 4/1/40	2,000,000	2,020,200

62

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/51	1,430,000	$1,125,968
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King’s College Project)
5.00% 5/1/44	1,000,000	984,440
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project)
Series A 5.00% 11/1/32	1,130,000	1,208,840
Pennsylvania State University
Series A 5.25% 9/1/52	2,000,000	2,198,580
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,870,000	2,971,282
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,270,000	1,265,720
Series A 5.625% 6/15/42	3,000,000	2,829,660
(Saint Joseph’s University Project)
5.50% 11/1/60	6,000,000	6,422,460
(Tacony Academy Charter School Project)
Series A-1 7.00% 6/15/43	1,535,000	1,547,188
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,028,385
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,317,850
Series B 144A 6.00% 7/1/29 #	235,000	223,828
		42,419,767
Electric Revenue Bonds — 1.99%
City of Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	1,950,000	1,800,415
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,023,620
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,294,709
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	774,225

63

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	400,000	$279,000
Series WW 5.25% 7/1/33 ‡	1,055,000	741,138
Series WW 5.50% 7/1/38 ‡	1,190,000	841,925
		7,755,032
Healthcare Revenue Bonds — 33.70%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,300,000	2,103,120
Series A 5.00% 4/1/47	16,240,000	16,466,386
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,087,200
Series A 4.00% 7/15/39	2,000,000	1,922,240
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	399,147
5.00% 5/15/43	500,000	468,530
5.00% 5/15/48	1,000,000	914,370
Series A 5.00% 5/15/37	1,365,000	1,319,095
Series A 5.00% 5/15/42	470,000	434,957
Series A 5.00% 5/15/47	600,000	542,982
Series C 5.00% 5/15/42	1,000,000	942,210
Series C 5.00% 5/15/47	1,000,000	917,200
Bucks County, Pennsylvania Industrial Development Authority Revenue
(Saint Luke’s University Health Network Project)
4.00% 8/15/44	2,400,000	2,165,208
4.00% 8/15/50	3,000,000	2,629,050
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	1,585,253
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,281,056
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System)
Series A 4.00% 9/1/50	2,060,000	1,831,834

64

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,330,000	$1,209,276
4.00% 12/1/51	2,635,000	2,370,894
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	3,000,000	2,601,210
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	995,000	999,418
(Penn State Health)
Series A 4.00% 11/1/44	5,000,000	4,610,000
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,495,000	1,314,180
4.00% 7/15/48	2,000,000	1,728,100
Geisinger Authority, Pennsylvania Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	2,000,000	2,035,940
Series A-2 5.00% 2/15/39	1,150,000	1,185,109
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	124,436
5.25% 7/1/35	250,000	242,910
5.50% 7/1/45	1,000,000	944,700
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	1,838,420
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,030,120
5.00% 11/1/36	510,000	522,612
5.00% 11/1/37	250,000	255,290
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	11,105,000	10,059,242
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
Series A 4.50% 1/1/45	2,000,000	1,766,000

65

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/41	1,000,000	$1,007,940
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	1,999,641
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,235,800
Series B 4.00% 5/1/47	4,000,000	3,615,400
Series B 4.00% 5/1/52	5,950,000	5,280,030
Series B 4.00% 5/1/56	2,550,000	2,224,875
Series B 5.00% 5/1/57	3,000,000	3,008,790
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project)
5.00% 12/1/46	1,500,000	1,447,335
(Waverly Heights Project)
5.00% 12/1/44	500,000	508,430
5.00% 12/1/49	1,250,000	1,265,987
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	145,000	141,007
5.375% 1/1/50	4,000,000	3,378,400
Series A 5.25% 1/1/48	1,000,000	837,210
Series A 5.375% 1/1/51	1,500,000	1,262,130
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,090,000	3,394,986
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project)
5.00% 11/1/44	1,000,000	872,980
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	272,594
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,058,750

66

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 2/1/40	265,000	$253,496
Series A 4.00% 11/15/42	5,200,000	4,921,644
Series A 5.00% 7/1/43	1,265,000	1,225,102
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,037,950
Series A 5.25% 9/1/50	2,500,000	2,527,025
(University of Pennsylvania Health System)
4.00% 8/15/49	110,000	101,356
Series A 4.00% 8/15/42	4,000,000	3,823,040
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,529,075
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,023,100
Pocono Mountains, Pennsylvania Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project)
Series A 5.00% 8/15/40	2,245,000	2,266,305
		131,368,073
Industrial Development Revenue/Pollution Control Revenue Bonds — 5.69%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.75% 8/1/42 (AMT)	725,000	726,254
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	4,912,973
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,017,280

67

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	$12,536,810
		22,193,317
Lease Revenue Bonds — 1.18%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	509,995
Philadelphia, Pennsylvania Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,333,700
5.00% 4/1/38	1,000,000	1,063,170
5.00% 4/1/39	1,600,000	1,698,368
		4,605,233
Local General Obligation Bonds — 3.38%
Allegheny County, Pennsylvania
Series C-77 5.00% 11/1/43	4,535,000	4,839,798
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,323,101
Series A 5.00% 8/1/37	1,750,000	1,842,155
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,141,899
Punxsutawney Area, Pennsylvania School District
2.00% 10/15/28 (AGM)	225,000	204,527
2.00% 10/15/29 (AGM)	700,000	623,658
2.00% 10/15/30 (AGM)	190,000	165,393
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	1,033,384
		13,173,915
Pre-Refunded/Escrowed to Maturity Bonds — 1.66%
City of Philadelphia, Pennsylvania
Series A 5.25% 7/15/29-24 §	2,500,000	2,545,725
Cumberland County, Pennsylvania Municipal Authority Revenue
5.00% 1/1/38-25 §	195,000	201,294
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	810,000	836,147

68

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts)
5.20% 3/15/25 (AGC)	2,825,000	$2,878,054
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,347
		6,466,567
Special Tax Revenue Bonds — 20.03%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project)
144A 5.25% 5/1/42 #	4,500,000	4,377,780
(Forward Delivery)
5.00% 5/1/26	95,000	97,560
5.00% 5/1/27	385,000	398,360
5.00% 5/1/29	600,000	627,222
5.00% 5/1/31	670,000	704,284
5.00% 5/1/34	750,000	783,412
5.00% 5/1/42	2,000,000	1,971,020
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project)
144A 5.125% 3/1/48 #	900,000	827,442
Commonwealth of Puerto Rico
2.476% 11/1/51 ●	8,059,513	2,760,383
(Restructured)
2.949% 11/1/43 ●	11,308,420	4,876,756
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	21,235,650	17,837,946
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	5,040,000	4,963,241
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project)
7.00% 7/1/32	1,805,000	1,816,913
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 3.338% 7/1/51 ^	17,409,000	3,284,730
Series A-1 3.993% 7/1/46 ^	29,660,000	7,601,265
Series A-1 4.75% 7/1/53	7,958,000	7,133,392
Series A-1 5.00% 7/1/58	7,510,000	6,967,778

69

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.329% 7/1/40	8,701,000	$7,906,599
Series A-2 4.329% 7/1/40	1,449,000	1,316,706
Series A-2 4.536% 7/1/53	1,000,000	864,780
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,000,000	973,020
		78,090,589
State General Obligation Bonds — 1.55%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	982,420
5.00% 9/15/26	2,000,000	2,143,340
Series D 4.00% 8/15/34	1,370,000	1,395,208
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,169,072	965,724
Series A-1 4.00% 7/1/46	670,000	533,521
		6,020,213
Transportation Revenue Bonds — 16.44%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.00% 1/1/56 (AMT)	3,000,000	3,050,550
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/42	5,000,000	5,196,950
Pennsylvania Economic Development Financing Authority
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,039,091
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	551,815
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	565,574
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	2,136,129
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,912,828
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,254,500

70

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/44	2,000,000	$2,110,980
Series A 5.00% 12/1/49	1,000,000	1,039,270
Series A-1 5.00% 12/1/45	1,000,000	1,021,920
Series B 3.00% 12/1/51	3,050,000	2,175,382
Series C 3.00% 12/1/51	2,825,000	2,041,543
Series C 5.00% 12/1/44	2,500,000	2,542,850
Subordinate Series A 4.00% 12/1/50	1,000,000	907,900
Subordinate Series B 4.00% 12/1/51	1,200,000	1,096,320
Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,840,031
Series A 4.00% 7/1/33	11,420,000	11,731,652
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,034,980
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	3,165,000	2,935,537
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program)
5.25% 6/1/52	10,000,000	11,027,500
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	832,640
5.00% 1/1/38 (AMT)	1,000,000	1,023,580
		64,069,522
Water & Sewer Revenue Bonds — 0.90%
Allegheny County, Pennsylvania Sanitary Authority
5.00% 6/1/53	1,750,000	1,849,540
Pennsylvania Economic Development Financing Authority
(Pennsylvania-American Water Company Project)
3.00% 4/1/39	2,000,000	1,663,480
		3,513,020
Total Municipal Bonds (cost $401,145,357)		383,109,620
Total Value of Securities—98.28%
(cost $401,145,357)		$383,109,620

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

71

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $10,078,244, which represents 2.59% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AICUP – Association of Independent Colleges & Universities of Pennsylvania

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

72

Statements of assets and liabilities

February 28, 2023 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value*	$62,482,731	$178,488,497	$211,135,584
Cash	—	153,641	478,170
Receivable for fund shares sold	774,897	695,921	139,129
Dividend and interest receivable	575,125	1,730,774	2,187,903
Prepaid expenses	2,023	9,911	1,178
Receivable from investment manager	1,063	—	—
Other assets	617	958	1,742
Total Assets	63,836,456	181,079,702	213,943,706
Liabilities:
Due to custodian	20,138	—	—
Payable for fund shares redeemed	842,143	204,779	311,236
Other accrued expenses	87,487	80,806	145,173
Distribution payable	13,706	51,027	43,831
Administration expenses payable to affiliates	10,431	13,047	18,372
Distribution fees payable to affiliates	10,389	15,031	28,848
Investment management fees payable to affiliates	—	33,436	35,616
Total Liabilities	984,294	398,126	583,076
Total Net Assets	$62,852,162	$180,681,576	$213,360,630

Net Assets Consist of:
Paid-in capital	$70,747,278	$193,655,770	$234,541,815
Total distributable earnings (loss)	(7,895,116)	(12,974,194)	(21,181,185)
Total Net Assets	$62,852,162	$180,681,576	$213,360,630

73

Statements of assets and liabilities

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value

Class A:
Net assets	$48,503,634	$69,214,115	$132,122,019
Shares of beneficial interest outstanding, unlimited authorization, no par	4,857,716	6,469,357	13,198,449
Net asset value per share	$9.98	$10.70	$10.01
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.45	$11.20	$10.48

Class C:
Net assets	$909,900	$2,004,855	$3,682,201
Shares of beneficial interest outstanding, unlimited authorization, no par	90,895	187,005	366,900
Net asset value per share	$10.01	$10.72	$10.04

Institutional Class:
Net assets	$13,438,628	$109,462,606	$77,556,410
Shares of beneficial interest outstanding, unlimited authorization, no par	1,345,988	10,229,252	7,747,520
Net asset value per share	$9.98	$10.70	$10.01

* Investments, at cost	$69,194,617	$189,103,167	$225,203,653

See accompanying notes, which are an integral part of the financial statements.

74

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$116,119,365	$184,455,713	$383,109,620
Cash	172,417	70,984	2,919,121
Receivable for securities sold	4,291,123	—	4,387,059
Dividend and interest receivable	1,425,361	2,039,078	4,557,419
Receivable for fund shares sold	50,397	93,725	503,525
Prepaid expenses	11,354	14,404	1,353
Other assets	967	1,461	3,180
Total Assets	122,070,984	186,675,365	395,481,277
Liabilities:
Payable for securities purchased	4,447,628	—	4,462,051
Payable for fund shares redeemed	158,327	454,454	733,676
Other accrued expenses	113,437	137,125	209,646
Distribution fees payable to affiliates	16,035	26,218	66,894
Investment management fees payable to affiliates	14,391	24,745	92,578
Distribution payable	13,261	76,543	102,449
Administration expenses payable to affiliates	12,940	16,290	15,792
Total Liabilities	4,776,019	735,375	5,683,086
Total Net Assets	$117,294,965	$185,939,990	$389,798,191

Net Assets Consist of:
Paid-in capital	$134,464,613	$197,817,745	$420,440,131
Total distributable earnings (loss)	(17,169,648)	(11,877,755)	(30,641,940)
Total Net Assets	$117,294,965	$185,939,990	$389,798,191

75

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value

Class A:
Net assets	$63,755,847	$122,038,589	$312,820,695
Shares of beneficial interest outstanding, unlimited authorization, no par	6,265,695	11,882,042	44,092,239
Net asset value per share	$10.18	$10.27	$7.09
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.66	$10.75	$7.42

Class C:
Net assets	$4,679,025	$2,741,090	$9,177,037
Shares of beneficial interest outstanding, unlimited authorization, no par	460,105	267,511	1,293,171
Net asset value per share	$10.17	$10.25	$7.10

Institutional Class:
Net assets	$48,860,093	$61,160,311	$67,800,459
Shares of beneficial interest outstanding, unlimited authorization, no par	4,800,656	5,959,668	9,563,545
Net asset value per share	$10.18	$10.26	$7.09

* Investments, at cost	$124,970,744	$194,228,280	$401,145,357

See accompanying notes, which are an integral part of the financial statements.

76

Statements of operations

Six months ended February 28, 2023 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$1,405,372	$3,442,063	$4,474,751

Expenses:
Management fees	172,146	436,276	592,162
Distribution expenses — Class A	65,570	85,089	166,988
Distribution expenses — Class C	4,842	11,196	21,266
Dividend disbursing and transfer agent fees and expenses	30,607	39,248	78,472
Accounting and administration expenses	24,294	29,772	34,326
Audit and tax fees	20,145	20,145	20,145
Registration fees	10,051	12,721	6,581
Reports and statements to shareholders expenses	7,034	7,942	12,241
Legal fees	2,695	4,006	7,209
Trustees’ fees and expenses	1,794	2,834	4,996
Custodian fees	1,403	1,826	3,562
Other	10,785	14,441	15,510
	351,366	665,496	963,458
Less expenses waived	(77,757)	(122,906)	(161,328)
Less expenses paid indirectly	(4)	(12)	(11)
Total operating expenses	273,605	542,578	802,119
Net Investment Income (Loss)	1,131,767	2,899,485	3,672,632

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(776,952)	(1,026,452)	(3,486,976)
Net change in unrealized appreciation (depreciation) on investments	(2,172,118)	(3,748,242)	(3,180,868)
Net Realized and Unrealized Gain (Loss)	(2,949,070)	(4,774,694)	(6,667,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,817,303)	$(1,875,209)	$(2,995,212)

See accompanying notes, which are an integral part of the financial statements.

77

Statements of operations

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Investment Income:
Interest	$2,327,612	$3,982,767	$8,763,480

Expenses:
Management fees	314,408	510,617	1,072,663
Distribution expenses — Class A	77,982	153,334	384,221
Distribution expenses — Class C	24,159	15,513	47,455
Dividend disbursing and transfer agent fees and expenses	50,898	57,710	135,215
Accounting and administration expenses	27,447	32,111	46,536
Audit and tax fees	20,145	20,145	20,145
Reports and statements to shareholders expenses	7,662	11,407	23,621
Registration fees	4,987	12,424	9,555
Legal fees	3,897	6,429	13,729
Trustees’ fees and expenses	2,865	4,076	9,135
Custodian fees	1,964	3,227	6,460
Other	11,672	17,264	18,536
	548,086	844,257	1,787,271
Less expenses waived	(97,142)	(164,617)	(204,576)
Less expenses paid indirectly	(4)	(33)	(34)
Total operating expenses	450,940	679,607	1,582,661
Net Investment Income (Loss)	1,876,672	3,303,160	7,180,819

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,910,066)	(1,413,340)	(7,564,936)
Net change in unrealized appreciation (depreciation) on investments	(1,408,785)	(4,350,847)	(5,249,083)
Net Realized and Unrealized Gain (Loss)	(3,318,851)	(5,764,187)	(12,814,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,442,179)	$(2,461,027)	$(5,633,200)

See accompanying notes, which are an integral part of the financial statements.

78

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,131,767	$2,351,650
Net realized gain (loss)	(776,952)	(457,665)
Net change in unrealized appreciation (depreciation)	(2,172,118)	(11,758,111)
Net increase (decrease) in net assets resulting from operations	(1,817,303)	(9,864,126)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(856,470)	(2,089,058)
Class C	(12,171)	(33,764)
Institutional Class	(271,366)	(767,658)
	(1,140,007)	(2,890,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,213,077	3,450,236
Class C	62,026	265,951
Institutional Class	2,324,322	11,245,008

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	771,709	1,904,687
Class C	12,169	32,694
Institutional Class	262,294	736,314
	4,645,597	17,634,890

79

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,191,957)	$(5,846,661)
Class C	(238,708)	(514,815)
Institutional Class	(7,281,795)	(12,026,164)
	(15,712,460)	(18,387,640)
Decrease in net assets derived from capital share transactions	(11,066,863)	(752,750)
Net Decrease in Net Assets	(14,024,173)	(13,507,356)

Net Assets:
Beginning of period	76,876,335	90,383,691
End of period	$62,852,162	$76,876,335

See accompanying notes, which are an integral part of the financial statements.

80

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,899,485	$4,229,613
Net realized gain (loss)	(1,026,452)	(1,460,722)
Net change in unrealized appreciation (depreciation)	(3,748,242)	(18,215,437)
Net increase (decrease) in net assets resulting from operations	(1,875,209)	(15,446,546)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,180,946)	(2,432,541)
Class C	(30,419)	(76,340)
Institutional Class	(1,643,747)	(1,926,235)
	(2,855,112)	(4,435,116)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,101,352	20,137,487
Class C	329,408	454,010
Institutional Class	57,215,268	71,643,689

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,078,837	2,220,247
Class C	29,967	73,058
Institutional Class	1,437,421	1,525,423
	67,192,253	96,053,914

81

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,467,770)	$(25,977,701)
Class C	(767,663)	(1,431,105)
Institutional Class	(26,231,484)	(30,974,449)
	(35,466,917)	(58,383,255)
Increase in net assets derived from capital share transactions	31,725,336	37,670,659
Net Increase in Net Assets	26,995,015	17,788,997

Net Assets:
Beginning of period	153,686,561	135,897,564
End of period	$180,681,576	$153,686,561

See accompanying notes, which are an integral part of the financial statements.

82

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,672,632	$6,853,984
Net realized gain (loss)	(3,486,976)	(2,049,598)
Net change in unrealized appreciation (depreciation)	(3,180,868)	(28,878,750)
Net increase (decrease) in net assets resulting from operations	(2,995,212)	(24,074,364)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,179,525)	(4,285,002)
Class C	(53,353)	(121,908)
Institutional Class	(1,361,524)	(2,423,301)
	(3,594,402)	(6,830,211)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,501,077	14,671,622
Class C	238,508	624,715
Institutional Class	18,846,127	48,683,482

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,002,791	3,898,619
Class C	52,305	120,257
Institutional Class	1,275,035	2,295,028
	25,915,843	70,293,723

83

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,258,776)	$(20,207,612)
Class C	(1,322,122)	(1,856,539)
Institutional Class	(22,565,137)	(34,252,508)
	(36,146,035)	(56,316,659)
Increase (decrease) in net assets derived from capital share transactions	(10,230,192)	13,977,064
Net Decrease in Net Assets	(16,819,806)	(16,927,511)

Net Assets:
Beginning of period	230,180,436	247,107,947
End of period	$213,360,630	$230,180,436

See accompanying notes, which are an integral part of the financial statements.

84

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,876,672	$3,528,605
Net realized gain (loss)	(1,910,066)	(2,007,208)
Net change in unrealized appreciation (depreciation)	(1,408,785)	(15,656,297)
Net increase (decrease) in net assets resulting from operations	(1,442,179)	(14,134,900)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(979,805)	(1,825,616)
Class C	(57,818)	(112,483)
Institutional Class	(799,106)	(1,570,088)
	(1,836,729)	(3,508,187)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,491,339	13,572,945
Class C	434,438	873,521
Institutional Class	13,493,409	28,883,730

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	938,987	1,745,380
Class C	57,726	109,662
Institutional Class	761,656	1,491,925
	26,177,555	46,677,163

85

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,132,174)	$(10,298,057)
Class C	(681,068)	(1,623,624)
Institutional Class	(13,427,190)	(24,398,399)
	(27,240,432)	(36,320,080)
Increase (decrease) in net assets derived from capital share transactions	(1,062,877)	10,357,083
Net Decrease in Net Assets	(4,341,785)	(7,286,004)

Net Assets:
Beginning of period	121,636,750	128,922,754
End of period	$117,294,965	$121,636,750

See accompanying notes, which are an integral part of the financial statements.

86

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,303,160	$5,752,659
Net realized gain (loss)	(1,413,340)	(413,164)
Net change in unrealized appreciation (depreciation)	(4,350,847)	(26,046,535)
Net increase (decrease) in net assets resulting from operations	(2,461,027)	(20,707,040)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,086,579)	(4,051,766)
Class C	(41,026)	(86,390)
Institutional Class	(1,094,245)	(1,607,905)
	(3,221,850)	(5,746,061)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,274,468	10,730,406
Class C	327,694	727,697
Institutional Class	22,180,005	46,697,915

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,754,494	3,353,448
Class C	32,814	60,731
Institutional Class	948,674	1,436,549
	33,518,149	63,006,746

87

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,046,847)	$(25,585,926)
Class C	(1,319,708)	(1,126,545)
Institutional Class	(24,514,976)	(28,165,210)
	(40,881,531)	(54,877,681)
Increase (decrease) in net assets derived from capital share transactions	(7,363,382)	8,129,065
Net Decrease in Net Assets	(13,046,259)	(18,324,036)

Net Assets:
Beginning of period	198,986,249	217,310,285
End of period	$185,939,990	$198,986,249

See accompanying notes, which are an integral part of the financial statements.

88

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,180,819	$12,352,695
Net realized gain (loss)	(7,564,936)	(4,807,510)
Net change in unrealized appreciation (depreciation)	(5,249,083)	(52,099,049)
Net increase (decrease) in net assets resulting from operations	(5,633,200)	(44,553,864)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,794,429)	(11,150,166)
Class C	(139,501)	(292,574)
Institutional Class	(1,327,359)	(2,439,217)
	(7,261,289)	(13,881,957)

Capital Share Transactions:
Proceeds from shares sold:
Class A	73,920,310	109,442,517
Class C	1,091,108	1,733,363
Institutional Class	24,670,265	41,965,797

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,186,685	10,037,495
Class C	134,319	285,547
Institutional Class	1,295,783	2,360,450
	106,298,470	165,825,169

89

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(94,707,037)	$(118,594,370)
Class C	(2,264,726)	(3,825,938)
Institutional Class	(28,314,795)	(34,576,771)
	(125,286,558)	(156,997,079)
Increase (decrease) in net assets derived from capital share transactions	(18,988,088)	8,828,090
Net Decrease in Net Assets	(31,882,577)	(49,607,731)

Net Assets:
Beginning of period	421,680,768	471,288,499
End of period	$389,798,191	$421,680,768

See accompanying notes, which are an integral part of the financial statements.

90

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Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.40	$12.09	$11.55	$11.70	$11.24	$11.48

0.16	0.30	0.31	0.33	0.37	0.36
(0.42)	(1.61)	0.55	(0.13)	0.46	(0.24)
(0.26)	(1.31)	0.86	0.20	0.83	0.12

(0.16)	(0.30)	(0.31)	(0.35)	(0.37)	(0.36)
— [3]	(0.08)	(0.01)	—	—	—
(0.16)	(0.38)	(0.32)	(0.35)	(0.37)	(0.36)

$9.98	$10.40	$12.09	$11.55	$11.70	$11.24

(2.46)%	(11.06)%	7.51%	1.79%	7.51%	1.11%

$48,504	$56,882	$66,710	$62,186	$62,033	$63,327
0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
1.07%	1.01%	1.00%	1.01%	1.02%	1.00%
3.24%	2.70%	2.60%	2.87%	3.29%	3.23%
3.01%	2.53%	2.44%	2.70%	3.11%	3.07%
8%	30%	19%	36%	31%	6%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.43	$12.12	$11.58	$11.73	$11.27	$11.51

0.12	0.22	0.22	0.24	0.28	0.28
(0.42)	(1.61)	0.55	(0.12)	0.46	(0.24)
(0.30)	(1.39)	0.77	0.12	0.74	0.04

(0.12)	(0.22)	(0.22)	(0.27)	(0.28)	(0.28)
— [3]	(0.08)	(0.01)	—	—	—
(0.12)	(0.30)	(0.23)	(0.27)	(0.28)	(0.28)

$10.01	$10.43	$12.12	$11.58	$11.73	$11.27

(2.82)%	(11.70)%	6.70%	1.03%	6.70%	0.36%

$910	$1,119	$1,527	$2,561	$3,100	$3,122
1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
1.82%	1.76%	1.75%	1.76%	1.77%	1.75%
2.49%	1.95%	1.85%	2.12%	2.54%	2.48%
2.26%	1.78%	1.69%	1.95%	2.36%	2.32%
8%	30%	19%	36%	31%	6%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.40	$12.09	$11.55	$11.70	$11.24	$11.48

0.17	0.33	0.34	0.36	0.39	0.39
(0.42)	(1.61)	0.55	(0.13)	0.46	(0.24)
(0.25)	(1.28)	0.89	0.23	0.85	0.15

(0.17)	(0.33)	(0.34)	(0.38)	(0.39)	(0.39)
— [3]	(0.08)	(0.01)	—	—	—
(0.17)	(0.41)	(0.35)	(0.38)	(0.39)	(0.39)

$9.98	$10.40	$12.09	$11.55	$11.70	$11.24

(2.34)%	(10.84)%	7.78%	2.05%	7.78%	1.36%

$13,438	$18,875	$22,147	$15,072	$14,136	$10,097
0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
0.82%	0.76%	0.75%	0.76%	0.77%	0.75%
3.49%	2.95%	2.85%	3.12%	3.54%	3.48%
3.26%	2.78%	2.69%	2.95%	3.36%	3.32%
8%	30%	19%	36%	31%	6%

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.97	$12.64	$12.18	$12.49	$11.98	$12.26

0.18	0.35	0.37	0.38	0.40	0.40
(0.27)	(1.65)	0.46	(0.20)	0.53	(0.28)
(0.09)	(1.30)	0.83	0.18	0.93	0.12

(0.18)	(0.35)	(0.37)	(0.38)	(0.40)	(0.40)
—	(0.02)	—	(0.11)	(0.02)	—
(0.18)	(0.37)	(0.37)	(0.49)	(0.42)	(0.40)

$10.70	$10.97	$12.64	$12.18	$12.49	$11.98

(0.75)%	(10.48)%	6.88%	1.59%	7.99%	1.00%

$69,214	$71,308	$86,059	$44,059	$42,203	$53,171
0.81%	0.82%	0.86%	0.82%	0.82%	0.82%
0.96%	0.99%	1.06%	1.03%	1.03%	1.02%
3.53%	2.94%	2.95%	3.17%	3.36%	3.30%
3.38%	2.77%	2.75%	2.96%	3.15%	3.10%
9%	31%	14%	36%	32%	16%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.00	$12.66	$12.21	$12.52	$12.00	$12.28

0.14	0.26	0.27	0.29	0.32	0.31
(0.28)	(1.64)	0.45	(0.20)	0.54	(0.28)
(0.14)	(1.38)	0.72	0.09	0.86	0.03

(0.14)	(0.26)	(0.27)	(0.29)	(0.32)	(0.31)
—	(0.02)	—	(0.11)	(0.02)	—
(0.14)	(0.28)	(0.27)	(0.40)	(0.34)	(0.31)

$10.72	$11.00	$12.66	$12.21	$12.52	$12.00

(1.21)%	(11.05)%	5.99%	0.83%	7.26%	0.25%

$2,005	$2,479	$3,843	$6,829	$11,551	$13,015
1.56%	1.57%	1.61%	1.57%	1.57%	1.57%
1.71%	1.74%	1.81%	1.78%	1.78%	1.77%
2.78%	2.19%	2.20%	2.42%	2.61%	2.55%
2.63%	2.02%	2.00%	2.21%	2.40%	2.35%
9%	31%	14%	36%	32%	16%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.97	$12.64	$12.18	$12.49	$11.98	$12.26

0.20	0.38	0.40	0.41	0.43	0.43
(0.27)	(1.65)	0.46	(0.20)	0.53	(0.28)
(0.07)	(1.27)	0.86	0.21	0.96	0.15

(0.20)	(0.38)	(0.40)	(0.41)	(0.43)	(0.43)
—	(0.02)	—	(0.11)	(0.02)	—
(0.20)	(0.40)	(0.40)	(0.52)	(0.45)	(0.43)

$10.70	$10.97	$12.64	$12.18	$12.49	$11.98

(0.63)%	(10.26)%	7.14%	1.84%	8.25%	1.26%

$109,463	$79,900	$45,996	$34,098	$44,646	$32,953
0.56%	0.57%	0.61%	0.57%	0.57%	0.57%
0.71%	0.74%	0.81%	0.78%	0.78%	0.77%
3.78%	3.19%	3.20%	3.42%	3.61%	3.55%
3.63%	3.02%	3.00%	3.21%	3.40%	3.35%
9%	31%	14%	36%	32%	16%

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.30	$11.70	$11.36	$11.48	$11.04	$11.28

0.16	0.30	0.29	0.33	0.37	0.37
(0.29)	(1.40)	0.34	(0.12)	0.44	(0.24)
(0.13)	(1.10)	0.63	0.21	0.81	0.13

(0.16)	(0.30)	(0.29)	(0.33)	(0.37)	(0.37)
(0.16)	(0.30)	(0.29)	(0.33)	(0.37)	(0.37)

$10.01	$10.30	$11.70	$11.36	$11.48	$11.04

(1.22)%	(9.49)%	5.64%	1.88%	7.48%	1.22%

$132,122	$142,904	$164,258	$162,955	$167,136	$164,087
0.82%	0.82%	0.83%	0.84%	0.84%	0.84%
0.97%	0.96%	0.96%	0.96%	0.97%	0.97%
3.34%	2.76%	2.54%	2.91%	3.31%	3.36%
3.19%	2.62%	2.41%	2.79%	3.18%	3.23%
18%	24%	10%	18%	16%	6%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.32	$11.73	$11.39	$11.51	$11.07	$11.31

0.13	0.22	0.21	0.24	0.29	0.29
(0.28)	(1.41)	0.34	(0.12)	0.44	(0.24)
(0.15)	(1.19)	0.55	0.12	0.73	0.05

(0.13)	(0.22)	(0.21)	(0.24)	(0.29)	(0.29)
(0.13)	(0.22)	(0.21)	(0.24)	(0.29)	(0.29)

$10.04	$10.32	$11.73	$11.39	$11.51	$11.07

(1.49)%	(10.22)%	4.85%	1.12%	6.67%	0.47%

$3,683	$4,845	$6,758	$8,121	$10,364	$10,923
1.57%	1.57%	1.58%	1.59%	1.59%	1.59%
1.72%	1.71%	1.71%	1.71%	1.72%	1.72%
2.59%	2.01%	1.79%	2.16%	2.56%	2.61%
2.44%	1.87%	1.66%	2.04%	2.43%	2.48%
18%	24%	10%	18%	16%	6%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.30	$11.70	$11.36	$11.48	$11.04	$11.28

0.18	0.33	0.32	0.36	0.40	0.40
(0.29)	(1.40)	0.34	(0.12)	0.44	(0.24)
(0.11)	(1.07)	0.66	0.24	0.84	0.16

(0.18)	(0.33)	(0.32)	(0.36)	(0.40)	(0.40)
(0.18)	(0.33)	(0.32)	(0.36)	(0.40)	(0.40)

$10.01	$10.30	$11.70	$11.36	$11.48	$11.04

(1.10)%	(9.27)%	5.91%	2.14%	7.74%	1.47%

$77,556	$82,431	$76,092	$51,941	$42,317	$27,433
0.57%	0.57%	0.58%	0.59%	0.59%	0.59%
0.72%	0.71%	0.71%	0.71%	0.72%	0.72%
3.59%	3.01%	2.79%	3.16%	3.56%	3.61%
3.44%	2.87%	2.66%	3.04%	3.43%	3.48%
18%	24%	10%	18%	16%	6%

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.44	$11.91	$11.52	$11.65	$11.21	$11.49

0.16	0.30	0.30	0.33	0.35	0.34
(0.26)	(1.47)	0.39	(0.13)	0.44	(0.28)
(0.10)	(1.17)	0.69	0.20	0.79	0.06

(0.16)	(0.30)	(0.30)	(0.33)	(0.35)	(0.34)
(0.16)	(0.30)	(0.30)	(0.33)	(0.35)	(0.34)

$10.18	$10.44	$11.91	$11.52	$11.65	$11.21

(0.95)%	(10.00)%	6.03%	1.77%	7.19%	0.56%

$63,756	$67,247	$71,345	$60,667	$55,480	$59,425
0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
1.03%	1.01%	1.01%	1.02%	1.03%	1.01%
3.21%	2.62%	2.53%	2.87%	3.11%	3.04%
3.04%	2.47%	2.38%	2.71%	2.94%	2.89%
17%	38%	17%	22%	14%	11%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.44	$11.90	$11.51	$11.64	$11.20	$11.48

0.12	0.21	0.21	0.24	0.27	0.26
(0.27)	(1.46)	0.39	(0.13)	0.44	(0.28)
(0.15)	(1.25)	0.60	0.11	0.71	(0.02)

(0.12)	(0.21)	(0.21)	(0.24)	(0.27)	(0.26)
(0.12)	(0.21)	(0.21)	(0.24)	(0.27)	(0.26)

$10.17	$10.44	$11.90	$11.51	$11.64	$11.20

(1.41)%	(10.59)%	5.24%	1.00%	6.40%	(0.19)%

$4,679	$4,997	$6,453	$8,819	$12,875	$17,597
1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
1.78%	1.76%	1.76%	1.77%	1.78%	1.76%
2.46%	1.87%	1.78%	2.12%	2.36%	2.29%
2.29%	1.72%	1.63%	1.96%	2.19%	2.14%
17%	38%	17%	22%	14%	11%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.44	$11.91	$11.52	$11.65	$11.21	$11.49

0.17	0.32	0.33	0.36	0.38	0.37
(0.26)	(1.47)	0.39	(0.13)	0.44	(0.28)
(0.09)	(1.15)	0.72	0.23	0.82	0.09

(0.17)	(0.32)	(0.33)	(0.36)	(0.38)	(0.37)
(0.17)	(0.32)	(0.33)	(0.36)	(0.38)	(0.37)

$10.18	$10.44	$11.91	$11.52	$11.65	$11.21

(0.83)%	(9.77)%	6.29%	2.02%	7.46%	0.82%

$48,860	$49,393	$51,125	$36,057	$35,157	$21,310
0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
0.78%	0.76%	0.76%	0.77%	0.78%	0.76%
3.46%	2.87%	2.78%	3.12%	3.36%	3.29%
3.29%	2.72%	2.63%	2.96%	3.19%	3.14%
17%	38%	17%	22%	14%	11%

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.56	$12.06	$11.66	$11.86	$11.33	$11.62

0.17	0.31	0.29	0.33	0.36	0.36
(0.29)	(1.50)	0.45	(0.14)	0.53	(0.29)
(0.12)	(1.19)	0.74	0.19	0.89	0.07

(0.17)	(0.31)	(0.29)	(0.33)	(0.36)	(0.36)
—	— [3]	(0.05)	(0.06)	—	—
(0.17)	(0.31)	(0.34)	(0.39)	(0.36)	(0.36)

$10.27	$10.56	$12.06	$11.66	$11.86	$11.33

(1.08)%	(9.96)%	6.46%	1.68%	8.00%	0.60%

$122,039	$130,721	$161,593	$42,514	$36,058	$38,139
0.80%	0.80%	0.83%	0.80%	0.80%	0.80%
0.98%	0.97%	1.01%	1.05%	1.07%	1.08%
3.49%	2.78%	2.47%	2.86%	3.12%	3.10%
3.31%	2.61%	2.29%	2.61%	2.85%	2.82%
16%	30%	13%	31%	21%	10%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.53	$12.03	$11.63	$11.83	$11.30	$11.59

0.13	0.23	0.21	0.24	0.27	0.27
(0.28)	(1.50)	0.45	(0.14)	0.53	(0.29)
(0.15)	(1.27)	0.66	0.10	0.80	(0.02)

(0.13)	(0.23)	(0.21)	(0.24)	(0.27)	(0.27)
—	— [3]	(0.05)	(0.06)	—	—
(0.13)	(0.23)	(0.26)	(0.30)	(0.27)	(0.27)

$10.25	$10.53	$12.03	$11.63	$11.83	$11.30

(1.36)%	(10.66)%	5.68%	0.92%	7.20%	(0.16)%

$2,741	$3,818	$4,720	$7,037	$13,459	$14,941
1.55%	1.55%	1.58%	1.55%	1.55%	1.55%
1.73%	1.72%	1.76%	1.80%	1.82%	1.83%
2.74%	2.02%	1.72%	2.11%	2.37%	2.35%
2.56%	1.85%	1.54%	1.86%	2.10%	2.07%
16%	30%	13%	31%	21%	10%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.55	$12.06	$11.66	$11.85	$11.33	$11.61

0.19	0.34	0.32	0.36	0.38	0.39
(0.29)	(1.51)	0.45	(0.13)	0.52	(0.28)
(0.10)	(1.17)	0.77	0.23	0.90	0.11

(0.19)	(0.34)	(0.32)	(0.36)	(0.38)	(0.39)
—	— [3]	(0.05)	(0.06)	—	—
(0.19)	(0.34)	(0.37)	(0.42)	(0.38)	(0.39)

$10.26	$10.55	$12.06	$11.66	$11.85	$11.33

(0.96)%	(9.82)%	6.73%	2.03%	8.17%	0.93%

$61,160	$64,447	$50,997	$38,394	$39,363	$32,981
0.55%	0.55%	0.58%	0.55%	0.55%	0.55%
0.73%	0.72%	0.76%	0.80%	0.82%	0.83%
3.74%	3.03%	2.72%	3.11%	3.37%	3.35%
3.56%	2.86%	2.54%	2.86%	3.10%	3.07%
16%	30%	13%	31%	21%	10%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$7.31	$8.34	$8.06	$8.25	$7.93	$8.14

0.13	0.22	0.23	0.25	0.28	0.28
(0.22)	(1.00)	0.32	(0.11)	0.32	(0.20)
(0.09)	(0.78)	0.55	0.14	0.60	0.08

(0.13)	(0.22)	(0.23)	(0.25)	(0.28)	(0.28)
—	(0.03)	(0.04)	(0.08)	—	(0.01)
(0.13)	(0.25)	(0.27)	(0.33)	(0.28)	(0.29)

$7.09	$7.31	$8.34	$8.06	$8.25	$7.93

(1.20)%	(9.59)%	7.04%	1.72%	7.72%	0.93%

$312,821	$338,811	$384,915	$364,480	$376,965	$378,038
0.84%	0.84%	0.83%	0.83%	0.85%	0.88%
0.94%	0.94%	0.92%	0.92%	0.93%	0.93%
3.66%	2.75%	2.86%	3.09%	3.49%	3.48%
3.56%	2.65%	2.77%	3.00%	3.41%	3.43%
24%	47%	32%	40%	23%	19%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$7.31	$8.34	$8.06	$8.25	$7.93	$8.14

0.10	0.16	0.17	0.19	0.22	0.22
(0.21)	(1.00)	0.32	(0.11)	0.32	(0.20)
(0.11)	(0.84)	0.49	0.08	0.54	0.02

(0.10)	(0.16)	(0.17)	(0.19)	(0.22)	(0.22)
—	(0.03)	(0.04)	(0.08)	—	(0.01)
(0.10)	(0.19)	(0.21)	(0.27)	(0.22)	(0.23)

$7.10	$7.31	$8.34	$8.06	$8.25	$7.93

(1.43)%	(10.27)%	6.24%	0.95%	6.91%	0.16%

$9,177	$10,540	$14,040	$19,009	$25,065	$26,376
1.59%	1.59%	1.59%	1.59%	1.61%	1.64%
1.69%	1.69%	1.68%	1.68%	1.69%	1.69%
2.90%	1.99%	2.10%	2.33%	2.73%	2.72%
2.80%	1.89%	2.01%	2.24%	2.65%	2.67%
24%	47%	32%	40%	23%	19%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$7.31	$8.33	$8.05	$8.25	$7.92	$8.13

0.14	0.24	0.25	0.27	0.30	0.30
(0.22)	(0.99)	0.32	(0.12)	0.33	(0.20)
(0.08)	(0.75)	0.57	0.15	0.63	0.10

(0.14)	(0.24)	(0.25)	(0.27)	(0.30)	(0.30)
—	(0.03)	(0.04)	(0.08)	—	(0.01)
(0.14)	(0.27)	(0.29)	(0.35)	(0.30)	(0.31)

$7.09	$7.31	$8.33	$8.05	$8.25	$7.92

(1.08)%	(9.26)%	7.31%	1.84%	8.12%	1.16%

$67,800	$72,330	$72,333	$55,919	$47,241	$41,427
0.59%	0.59%	0.59%	0.59%	0.61%	0.64%
0.69%	0.69%	0.68%	0.68%	0.69%	0.69%
3.90%	2.99%	3.10%	3.33%	3.73%	3.72%
3.80%	2.89%	3.01%	3.24%	3.65%	3.67%
24%	47%	32%	40%	23%	19%

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds	February 28, 2023 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund on or after December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Funds’ Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2023, and for all open tax years (years ended August 31, 2019 – August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2022 through February 28, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum) September 1, 2022- December 28, 2022	Operating expense limitation as a percentage of average daily net assets (per annum) December 29, 2022- February 28, 2023
Delaware Tax-Free Arizona Fund	0.59%	0.59%
Delaware Tax-Free California Fund	0.57%	0.55%
Delaware Tax-Free Colorado Fund	0.57%	0.57%
Delaware Tax-Free Idaho Fund	0.61%	0.61%
Delaware Tax-Free New York Fund	0.55%	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%	0.59%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$5,846
Delaware Tax-Free California Fund	7,918
Delaware Tax-Free Colorado Fund	8,963
Delaware Tax-Free Idaho Fund	6,963
Delaware Tax-Free New York Fund	8,768
Delaware Tax-Free Pennsylvania Fund	11,360

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$10,240
Delaware Tax-Free California Fund	32,570
Delaware Tax-Free Colorado Fund	38,310
Delaware Tax-Free Idaho Fund	23,186
Delaware Tax-Free New York Fund	26,002
Delaware Tax-Free Pennsylvania Fund	85,353

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$859
Delaware Tax-Free California Fund	1,670
Delaware Tax-Free Colorado Fund	2,581
Delaware Tax-Free Idaho Fund	1,348
Delaware Tax-Free New York Fund	2,194
Delaware Tax-Free Pennsylvania Fund	4,670

For the six months ended February 28, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Arizona Fund	$125
Delaware Tax-Free California Fund	994
Delaware Tax-Free Colorado Fund	528
Delaware Tax-Free Idaho Fund	2,174
Delaware Tax-Free New York Fund	1,586
Delaware Tax-Free Pennsylvania Fund	3,235

For the six months ended February 28, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Arizona Fund	$2,872	$—
Delaware Tax-Free California Fund	108	323
Delaware Tax-Free Colorado Fund	21,766	26
Delaware Tax-Free Idaho Fund	478	520
Delaware Tax-Free New York Fund	90	340
Delaware Tax-Free Pennsylvania Fund	7,146	26

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2023, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2023, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona Fund	$1,000,000	$—	$—
Delaware Tax-Free California Fund	1,000,022	2,300,266	—
Delaware Tax-Free Colorado Fund	100,003	—	—
Delaware Tax-Free New York Fund	—	850,107	—

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including exchange-traded funds (ETFs) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from December 29, 2021 through December 29, 2023.

3. Investments

For the six months ended February 28, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$5,253,852	$16,188,210
Delaware Tax-Free California Fund	48,049,448	14,216,944
Delaware Tax-Free Colorado Fund	38,546,313	45,719,284
Delaware Tax-Free Idaho Fund	21,120,953	19,301,428
Delaware Tax-Free New York Fund	28,944,114	33,054,754
Delaware Tax-Free Pennsylvania Fund	92,757,024	116,796,642

At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Arizona Fund	$69,194,617	$241,842	$(6,953,728)	$(6,711,886)
Delaware Tax-Free California Fund	189,103,167	1,423,395	(12,038,065)	(10,614,670)
Delaware Tax-Free Colorado Fund	225,203,653	927,269	(14,995,338)	(14,068,069)
Delaware Tax-Free Idaho Fund	124,970,744	338,468	(9,189,847)	(8,851,379)
Delaware Tax-Free New York Fund	194,228,280	1,744,247	(11,516,814)	(9,772,567)
Delaware Tax-Free Pennsylvania Fund	401,145,357	5,158,356	(23,194,093)	(18,035,737)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2023:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$61,932,731
Short-Term Investments	550,000
Total Value of Securities	$62,482,731

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$172,838,497
Short-Term Investments	5,650,000
Total Value of Securities	$178,488,497

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$210,109,155	$210,109,155
Short-Term Investments[1]	26,429	1,000,000	1,026,429
Total Value of Securities	$26,429	$211,109,155	$211,135,584

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$115,200,138	$115,200,138
Short-Term Investments	919,227	—	919,227
Total Value of Securities	$919,227	$115,200,138	$116,119,365

Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$182,945,713
Short-Term Investments	1,510,000
Total Value of Securities	$184,455,713

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$383,109,620

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Short-Term Investments	2.57%	97.43%	100.00%

During the six months ended February 28, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/23	8/31/22	2/28/23	8/31/22	2/28/23	8/31/22
Shares sold:
Class A	120,523	300,220	668,226	1,745,483	350,066	1,335,477
Class C	6,018	24,116	30,145	38,036	23,722	55,260
Institutional Class	233,729	1,007,938	5,287,468	6,229,536	1,881,365	4,468,748

Shares issued upon reinvestment of dividends and distributions:
Class A	77,479	168,065	101,730	187,969	201,035	355,561
Class C	1,219	2,871	2,823	6,147	5,241	10,933
Institutional Class	26,371	64,976	135,303	130,790	128,010	209,604
	465,339	1,568,186	6,225,695	8,337,961	2,589,439	6,435,583

Shares redeemed:
Class A	(808,216)	(519,951)	(798,929)	(2,244,604)	(1,230,804)	(1,850,043)
Class C	(23,702)	(45,692)	(71,397)	(122,243)	(131,375)	(172,957)
Institutional Class	(728,678)	(1,090,512)	(2,473,789)	(2,718,798)	(2,267,019)	(3,176,192)
	(1,560,596)	(1,656,155)	(3,344,115)	(5,085,645)	(3,629,198)	(5,199,192)
Net increase (decrease)	(1,095,257)	(87,969)	2,881,580	3,252,316	(1,039,759)	1,236,391

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/23	8/31/22	2/28/23	8/31/22	2/28/23	8/31/22
Shares sold:
Class A	1,028,909	1,222,948	799,923	967,256	10,548,100	14,365,895
Class C	42,559	74,579	31,154	65,179	153,253	217,372
Institutional Class	1,329,737	2,537,889	2,162,826	4,263,727	3,536,248	5,473,407

Shares issued upon reinvestment of dividends and distributions:
Class A	92,901	156,483	172,159	297,179	736,729	1,283,255
Class C	5,718	9,851	3,228	5,413	19,076	36,449
Institutional Class	75,385	133,514	93,115	127,769	184,104	302,064
	2,575,209	4,135,264	3,262,405	5,726,523	15,177,510	21,678,442
Shares redeemed:
Class A	(1,296,566)	(930,517)	(1,472,381)	(2,279,699)	(13,530,908)	(15,469,049)
Class C	(67,026)	(147,945)	(129,344)	(100,403)	(320,329)	(495,841)
Institutional Class	(1,333,828)	(2,234,652)	(2,406,035)	(2,511,065)	(4,056,441)	(4,556,076)
	(2,697,420)	(3,313,114)	(4,007,760)	(4,891,167)	(17,907,678)	(20,520,966)
Net increase (decrease)	(122,211)	822,150	(745,355)	835,356	(2,730,168)	1,157,476

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and above and on the “Statements of changes in net assets.” For the six months ended February 28, 2023 and the year ended August 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund
Six months ended
2/28/23	—	—	29,308	29,308	—	$287,804
Year ended
8/31/22	8,660	4,736	—	—	13,404	157,073

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free California Fund
Six months ended
2/28/23	1,689	—	—	—	1,689	$18,697

Delaware Tax-Free Colorado Fund
Six months ended
2/28/23	66,136	—	—	—	66,136	662,289
Year ended
8/31/22	28,759	29,958	—	—	58,786	624,114

Delaware Tax-Free Idaho Fund
Year ended
8/31/22	—	2,774	—	868	1,906	31,924

Delaware Tax-Free New York Fund
Six months ended
2/28/23	20,232	34	—	34	20,252	203,047
Year ended
8/31/22	2,825	299	—	298	2,833	37,182

Delaware Tax-Free Pennsylvania Fund
Six months ended
2/28/23	90,599	11,421	—	11,431	90,672	725,715
Year ended
8/31/22	59,419	9,495	—	9,502	59,480	539,221

Delaware Tax-Free Idaho Fund did not have any exchange transactions for the six months ended February 28, 2023.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

5. Line of Credit (continued)

operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of February 28, 2023, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® state tax-free funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities

Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 28, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 28, 2023